UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.4%)

Australia (19.8%)
BHP Billiton Ltd.	12,729,882	405,469
Commonwealth Bank of Australia	4,698,279	215,523
National Australia Bank Ltd.	5,921,846	192,660
Australia & New Zealand Bank Group Ltd.	6,715,823	161,012
Westpac Banking Corp., Ltd.	6,738,313	149,008
Woolworths Ltd.	4,383,926	101,043
Westfield Group	5,869,637	94,456
^ Rio Tinto Ltd.	1,041,025	81,149
QBE Insurance Group Ltd.	3,032,508	76,580
Macquarie Bank Ltd.	924,576	63,820
Woodside Petroleum Ltd.	1,699,281	61,796
AMP Ltd.	6,826,907	57,987
Suncorp-Metway Ltd.	3,349,911	54,760
Brambles Ltd.	5,589,954	52,333
Coles Group Ltd.	4,134,769	50,804
CSL Ltd.	669,730	50,181
^ Wesfarmers Ltd.	1,380,867	45,604
Telstra Corp. Ltd.	10,454,276	40,798
Foster's Group Ltd.	7,392,570	36,806
Stockland	5,222,578	34,001
Insurance Australia Group Ltd.	6,390,726	30,756
Zinifex Ltd.	1,773,929	29,341
GPT Group	7,439,548	28,257
Macquarie Infrastructure Group	9,673,812	26,712
Orica Ltd.	1,133,218	26,616
Macquarie Goodman Group	5,175,751	26,413
Tabcorp Holdings Ltd.	1,913,278	26,309
Origin Energy Ltd.	3,169,947	26,241
Australian Stock Exchange Ltd.	622,773	25,718
Newcrest Mining Ltd.	1,219,882	25,490
Alumina Ltd.	4,113,247	25,443
Publishing & Broadcasting Ltd.	1,627,715	25,364
BlueScope Steel Ltd.	2,649,873	24,489
Santos Ltd.	2,181,058	24,458
Toll Holdings Ltd.	1,960,599	23,459
Transurban Group	3,781,887	22,935
Alinta Ltd.	1,797,715	22,552
AGL Energy Ltd.	1,579,122	20,682
Lend Lease Corp.	1,312,372	20,672
Centro Properties Group	3,084,108	20,668
AXA Asia Pacific Holdings Ltd.	3,175,514	19,676
Babcock & Brown Ltd.	829,916	19,651
Amcor Ltd.	3,288,646	19,145
John Fairfax Holdings Ltd.	4,348,568	17,792
Qantas Airways Ltd.	3,547,775	17,216
Leighton Holdings Ltd.	507,486	16,699
Tattersall's Ltd.	3,923,662	16,276
Mirvac Group	3,671,501	15,921
DB RREEF Trust	10,382,418	15,905
* Asciano Group	1,960,245	15,904
Computershare Ltd.	1,856,531	15,570
WorleyParsons Ltd.	539,350	15,438
Coca-Cola Amatil Ltd.	1,918,873	14,834
^ Aristocrat Leisure Ltd.	1,281,126	14,756
Telstra Corp. Installment Receipt Exp. 3/31/08	5,412,482	14,215
Boral Ltd.	2,170,452	14,176
Investa Property Group	5,559,048	13,772
Sonic Healthcare Ltd.	1,038,490	13,489
*^ Fortescue Metals Group Ltd.	458,903	12,792
*^ Paladin Resources Ltd.	2,029,770	12,012
OneSteel Ltd.	2,096,749	11,865
James Hardie Industries NV	1,703,927	10,796
Cochlear Ltd.	200,733	10,478
Caltex Australia Ltd.	493,436	10,399
Multiplex Group	2,293,044	9,618
Macquarie Office Trust	7,245,231	9,363
Macquarie Airports Group	2,513,319	9,229
CFS Gandel Retail Trust	5,040,911	9,121
CSR Ltd.	3,209,290	9,052
^ Perpetual Trustees Australia Ltd.	135,602	8,899
Harvey Norman Holdings Ltd.	1,931,758	8,619
Goodman Fielder Ltd.	3,857,287	8,315
Billabong International Ltd.	604,775	8,281
Symbion Health Ltd.	2,291,832	8,045
^ ABC Learning Centres Ltd.	1,363,913	8,001
* Westfield Group	492,887	7,780
Lion Nathan Ltd.	1,071,440	7,681
ING Industrial Fund	3,418,564	7,194
Commonwealth Property Office Fund	5,196,380	7,022
^ Macquarie Communications Infrastructure Group	1,378,206	6,943
Downer EDI Ltd.	1,057,972	6,266
Challenger Financial Services Group Ltd.	1,311,551	6,142
Pacific Brands Ltd.	1,764,169	5,367
Ansell Ltd.	513,487	5,140
APN News & Media Ltd.	1,012,185	4,923
Paperlinx Ltd.	1,573,468	4,244
Iluka Resources Ltd.	827,289	4,162
Futuris Corp., Ltd.	2,036,654	4,161

		3,060,710

Hong Kong (6.0%)
Hutchison Whampoa Ltd.	7,761,885	82,510
Cheung Kong Holdings Ltd.	5,481,938	76,924
Sun Hung Kai Properties Ltd.	4,989,804	63,458
Hong Kong Exchanges & Clearing Ltd.	3,883,000	63,363
Esprit Holdings Ltd.	3,807,678	50,885
Hang Seng Bank Ltd.	2,784,366	43,877
Boc Hong Kong Holdings Ltd.	13,480,800	34,570
Swire Pacific Ltd. A Shares	3,050,500	34,528
CLP Holdings Ltd.	4,822,353	32,367
Hong Kong & China Gas Co., Ltd.	13,233,438	30,694
Bank of East Asia Ltd.	5,079,473	30,331
Li & Fung Ltd.	8,067,450	27,954
Hang Lung Properties Ltd.	7,537,720	27,726
Hong Kong Electric Holdings Ltd.	5,050,350	25,052
Henderson Land Development Co. Ltd.	3,184,324	22,938
* Foxconn International Holdings Ltd.	7,636,238	21,863
New World Development Co., Ltd.	8,673,146	21,187
Wharf Holdings Ltd.	4,455,914	18,395
Link REIT	7,790,000	16,164
Tencent Holdings Ltd.	3,223,600	14,699
Kerry Properties Ltd.	2,030,493	14,632
Cathay Pacific Airways Ltd.	5,015,500	13,069
MTR Corp.	5,060,700	12,640
Kingboard Chemical Holdings Ltd.	2,124,500	11,694
Sino Land Co.	5,015,400	11,169
Shangri-La Asia Ltd.	4,203,962	9,954
Hopewell Holdings Ltd.	2,292,800	9,900
Orient Overseas International Ltd.	798,224	9,502
PCCW Ltd.	14,784,769	9,053
* Belle International Holdings Ltd.	7,510,000	8,732
Wing Hang Bank Ltd.	643,009	8,063
Tingyi Holding Corp.	6,109,350	7,195
Television Broadcasts Ltd.	1,040,844	7,099
Shui On Land Ltd.	6,841,243	7,077
Yue Yuen Industrial (Holdings) Ltd.	2,124,900	6,619
ASM Pacific Technology Ltd.	709,500	6,502
Hutchison Telecommunications International Ltd.	5,199,673	6,433
Hysan Development Co., Ltd.	2,296,811	5,919
Cheung Kong Infrastructure Holdings Ltd.	1,649,600	5,869
Shun Tak Holdings Ltd.	3,181,382	4,912
Techtronic Industries Co., Ltd.	4,016,500	4,713
Melco International Development Corp.	2,695,000	3,867
Johnson Electric Holdings Ltd.	5,354,600	2,834
Giordano International Ltd.	5,141,600	2,248

		929,180

Japan (69.5%)
Toyota Motor Corp.	9,859,022	599,356
Mitsubishi UFJ Financial Group	29,391	313,659
Mizuho Financial Group, Inc.	34,584	243,579
Sumitomo Mitsui Financial Group, Inc.	23,935	216,306
Honda Motor Co., Ltd.	5,678,804	206,194
Canon, Inc.	3,884,149	205,294
Takeda Pharmaceutical Co. Ltd.	3,076,247	200,391
Sony Corp.	3,649,364	194,842
Nintendo Co.	361,075	174,085
Nippon Steel Corp.	21,069,343	158,478
Mitsubishi Corp.	4,920,700	145,313
JFE Holdings, Inc.	2,054,400	140,891
Mitsui & Co., Ltd.	5,666,600	133,168
Matsushita Electric Industrial Co., Ltd.	7,147,563	130,681
Nomura Holdings Inc.	6,442,400	122,285
Tokyo Electric Power Co.	4,433,410	118,353
Millea Holdings, Inc.	2,917,700	116,063
Shin-Etsu Chemical Co., Ltd.	1,494,700	110,368
Mitsubishi Estate Co., Ltd.	4,279,000	108,857
Toshiba Corp.	11,135,000	104,432
Komatsu Ltd.	3,272,768	103,292
East Japan Railway Co.	12,380	91,822
Nissan Motor Co., Ltd.	8,230,220	88,957
Hitachi Ltd.	12,264,000	88,202
Sumitomo Metal Industries Ltd.	14,874,000	85,653
Seven and I Holdings Co., Ltd.	2,995,240	84,115
Japan Tobacco, Inc.	16,386	83,276
NTT DoCoMo, Inc.	59,657	82,835
Nippon Telegraph and Telephone Corp.	18,915	82,264
Mitsubishi Heavy Industries Ltd.	11,669,000	81,982
Astellas Pharma Inc.	1,950,998	80,153
Mitsui Fudosan Co., Ltd.	3,048,785	79,603
Orix Corp.	330,456	79,315
Fuji Photo Film Co., Ltd.	1,780,266	77,937
Fanuc Co., Ltd.	697,600	75,510
Sumitomo Corp.	3,871,000	74,969
Mitsubishi Electric Corp.	7,036,000	74,812
Daiichi Sankyo Co., Ltd.	2,542,536	70,253
Itochu Corp.	5,483,000	68,781
Denso Corp.	1,770,600	66,696
Sharp Corp.	3,641,000	62,748
Kansai Electric Power Co., Inc.	2,804,200	62,226
Mitsui OSK Lines Ltd.	3,950,000	61,666
Chubu Electric Power Co.	2,420,500	60,709
KDDI Corp.	8,981	59,577
Central Japan Railway Co.	5,711	59,056
Murata Manufacturing Co., Ltd.	779,455	58,236
Kyocera Corp.	592,200	57,562
^ Softbank Corp.	2,690,818	56,586
Marubeni Corp.	5,800,000	55,615
Ricoh Co.	2,440,386	52,899
Kao Corp.	1,900,661	52,419
Daiwa Securities Group Inc.	4,860,850	51,569
Mitsui Sumitomo Insurance Co.	4,408,552	50,882
Sumitomo Metal Mining Co.	1,984,000	48,131
Hoya Corp.	1,504,994	47,592
T & D Holdings, Inc.	717,660	46,933
Bridgestone Corp.	2,220,859	46,868
Asahi Glass Co., Ltd.	3,455,200	46,261
Tokyo Electron Ltd.	624,730	45,023
Fujitsu Ltd.	6,787,000	44,797
Resona Holdings Inc.	20,760	44,682
Sumitomo Electric Industries Ltd.	2,731,800	44,551
Sumitomo Chemical Co.	5,727,000	42,714
Sumitomo Realty & Development Co.	1,387,772	41,234
Kirin Brewery Co., Ltd.	2,868,048	40,752
Nippon Yusen Kabushiki Kaisha Co.	4,032,000	40,649
Nippon Oil Corp.	4,535,479	40,381
TDK Corp.	461,000	39,298
Mitsubishi Chemical Holdings Corp.	4,275,000	38,859
Eisai Co., Ltd.	918,100	38,732
Toray Industries, Inc.	4,847,740	38,653
Sumitomo Trust & Banking Co., Ltd.	4,572,959	38,608
Kobe Steel Ltd.	9,644,095	37,431
Aeon Co., Ltd.	2,331,100	37,234
Daikin Industries Ltd.	948,189	37,045
NEC Corp.	7,393,812	36,159
Tokyo Gas Co., Ltd.	8,188,000	35,565
Sompo Japan Insurance Inc.	3,056,000	35,483
Nikon Corp.	1,094,542	34,664
Tohoku Electric Power Co.	1,557,300	34,568
Olympus Corp.	839,800	34,423
Ibiden Co., Ltd.	463,339	33,970
Secom Co., Ltd.	765,000	33,719
Kubota Corp.	4,025,000	33,422
Dai-Nippon Printing Co., Ltd.	2,260,741	33,173
Kyushu Electric Power Co., Inc.	1,382,000	32,826
Nippon Mining Holdings Inc.	3,213,000	32,300
Nitto Denko Corp.	601,600	31,563
Rohm Co., Ltd.	368,100	31,124
Asahi Kasei Corp.	4,344,000	31,034
Yamada Denki Co., Ltd.	310,326	30,835
Inpex Holdings, Inc.	3,007	30,341
Bank of Yokohama Ltd.	4,356,000	30,291
NGK Insulators Ltd.	975,151	29,804
Toyoda Automatic Loom Works Ltd.	653,500	29,608
West Japan Railway Co.	6,197	28,044
SMC Corp.	209,677	27,766
Keyence Corp.	128,209	27,542
Aisin Seiki Co., Ltd.	698,738	27,459
Ajinomoto Co., Inc.	2,251,000	27,261
Kawasaki Kisen Kaisha Ltd.	1,952,000	26,718
Shiseido Co., Ltd.	1,238,024	26,401
Mitsubishi Materials Corp.	4,109,000	26,282
Nidec Corp.	396,000	26,213
Terumo Corp.	615,359	26,157
Konica Minolta Holdings, Inc.	1,744,500	25,792
Sumitomo Heavy Industries Ltd.	2,098,000	25,675
Osaka Gas Co., Ltd.	7,338,000	25,306
Daiwa House Industry Co., Ltd.	1,857,000	24,355
Tokyu Corp.	3,897,000	24,208
Mitsui Trust Holding Inc.	2,642,400	23,357
Chiba Bank Ltd.	2,775,000	23,355
Advantest Corp.	582,236	22,524
Sekisui House Ltd.	1,811,858	22,482
Hankyu Corp.	4,396,958	22,181
Toppan Printing Co., Ltd.	2,037,000	22,068
Office Building Fund of Japan Inc.	1,665	22,029
Kawasaki Heavy Industries Ltd.	4,889,000	21,594
Sumco Corp.	417,716	21,446
Asahi Breweries Ltd.	1,499,700	21,349
Shizuoka Bank Ltd.	2,098,000	21,109
Yamato Holdings Co., Ltd.	1,416,000	21,077
Japan Steel Works Ltd.	1,286,832	20,482
Omron Corp.	771,100	20,436
Toyota Tsusho Corp.	774,004	20,233
Makita Corp.	420,300	19,421
NTT Data Corp.	4,599	19,259
Nikko Securities Co., Ltd.	1,424,253	19,109
Yamaha Motor Co., Ltd.	678,000	19,079
Nippon Electric Glass Co., Ltd.	1,223,097	19,070
Shinsei Bank, Ltd.	5,097,046	19,040
Electric Power Development Co., Ltd.	546,140	18,642
Ishikawajima-Harima Heavy Industries Co.	4,818,000	18,388
JS Group Corp.	970,508	18,294
Dentsu Inc.	7,101	18,160
Mitsui Chemicals, Inc.	2,307,000	17,898
Sojitz Holdings Corp.	3,544,200	17,697
Chugai Pharmaceutical Co., Ltd.	1,018,900	17,580
Kintetsu Corp.	5,928,150	17,550
Shionogi & Co., Ltd.	1,088,393	17,370
Matsushita Electric Works, Ltd.	1,370,000	17,181
Yahoo Japan Corp.	55,077	17,079
Teijin Ltd.	3,043,000	16,527
JSR Corp.	652,500	16,368
Japan Real Estate Investment Corp.	1,421	16,159
Nippon Express Co., Ltd.	2,905,000	15,738
* Elpida Memory Inc.	353,200	15,598
Amada Co., Ltd.	1,335,000	15,586
JGC Corp.	755,000	15,536
NSK Ltd.	1,609,000	15,415
Kuraray Co., Ltd.	1,328,000	15,269
OJI Paper Co., Ltd.	3,107,740	14,945
Daito Trust Construction Co., Ltd.	300,484	14,918
Mitsui Engineering & Shipbuilding Co., Ltd.	2,727,000	14,854
Mitsubishi Rayon Co., Ltd.	1,969,000	14,730
Leopalace21 Corp.	465,400	14,713
Tokyu Land Corp.	1,556,000	14,612
Credit Saison Co., Ltd.	593,852	14,527
Hirose Electric Co., Ltd.	116,800	14,444
* Fukuoka Financial Group, Inc.	2,246,000	14,428
Showa Denko K.K.	4,075,000	14,298
Joyo Bank Ltd.	2,442,000	14,193
Hitachi Construction Machinery Co.	357,178	14,167
Taiheiyo Cement Corp.	3,294,000	14,013
Yamaha Corp.	639,500	13,946
Bank of Kyoto Ltd.	1,029,000	13,880
Hokkaido Electric Power Co., Ltd.	666,861	13,798
Hokuhoku Financial Group, Inc.	4,315,400	13,703
Seiko Epson Corp.	465,400	13,579
Kajima Corp.	3,276,000	13,398
Odakyu Electric Railway Co.	2,278,000	13,373
Keio Electric Railway Co., Ltd.	2,113,000	13,317
Casio Computer Co.	863,900	13,166
Sekisui Chemical Co.	1,673,000	13,053
Stanley Electric Co.	550,300	13,029
Kurita Water Industries Ltd.	410,800	13,024
Tobu Railway Co., Ltd.	2,977,000	13,014
Nomura Research Institute, Ltd.	409,880	12,985
Shimizu Corp.	2,160,000	12,871
Furukawa Electric Co.	2,320,000	12,828
Nisshin Steel Co.	2,899,000	12,674
Tokyo Tatemono Co., Ltd.	1,042,000	12,571
Takefuji Corp.	403,240	12,554
Taisei Corp.	3,491,000	12,324
Mitsubishi Gas Chemical Co.	1,414,000	12,294
Marui Co., Ltd.	1,076,200	12,150
Takashimaya Co.	1,075,972	12,118
JTEKT Corp.	699,923	12,091
Kyowa Hakko Kogyo Co.	1,187,000	11,964
Dowa Mining Co. Ltd.	999,000	11,927
Namco Bandai Holdings Inc.	761,100	11,926
NTN Corp.	1,439,000	11,873
Ohbayashi Corp.	2,236,000	11,843
Tokuyama Corp.	804,000	11,677
Sapporo Hokuyo Holdings, Inc.	1,093	11,610
Nippon Sheet Glass Co., Ltd.	2,199,000	11,551
Citizen Watch Co., Ltd.	1,249,000	11,548
Trend Micro Inc.	375,000	11,521
NGK Spark Plug Co.	626,682	11,373
Isetan Co.	697,000	11,120
Fast Retailing Co., Ltd.	193,600	10,978
THK Co., Inc.	460,200	10,854
The Hachijuni Bank Ltd.	1,463,550	10,675
Yokogawa Electric Corp.	785,497	10,655
Ube Industries Ltd.	3,501,000	10,519
Nippon Paper Group, Inc.	3,233	10,513
Chiyoda Corp.	528,000	10,432
Tosoh Corp.	1,754,000	10,408
Toyo Seikan Kaisha Ltd.	592,900	10,389
Sega Sammy Holdings Inc.	721,732	10,386
SBI Holdings, Inc.	33,812	10,368
^ TonenGeneral Sekiyu K.K.	1,061,000	10,346
The Hiroshima Bank, Ltd.	1,820,650	10,306
Japan Retail Fund Investment Corp.	1,270	10,260
Taisho Pharmaceutical Co.	527,000	10,240
Mitsui Mining & Smelting Co., Ltd.	2,092,000	10,049
Mitsubishi Securities Co., Ltd.	928,000	10,008
* Haseko Corp.	3,769,655	10,007
Nissin Food Products Co., Ltd.	326,300	9,989
Mitsumi Electric Co., Ltd.	254,800	9,931
Oriental Land Co., Ltd.	182,700	9,524
^ Keihin Electric Express Railway Co., Ltd.	1,548,000	9,418
Shinko Securities Co., Ltd.	1,921,000	9,322
Yaskawa Electric Corp.	764,380	9,262
Nippon Sanso Corp.	1,026,000	9,216
Gunma Bank Ltd.	1,385,000	9,209
Tanabe Seiyaku Co., Ltd.	780,000	9,136
^ Yakult Honsha Co., Ltd.	384,900	9,079
Dai-Nippon Ink & Chemicals, Inc.	2,318,000	9,056
Kaneka Corp.	1,108,982	9,047
The Suruga Bank, Ltd.	725,000	9,013
*^ Sanyo Electric Co., Ltd.	5,812,000	9,003
Daimaru, Inc.	790,000	8,890
^ All Nippon Airways Co., Ltd.	2,348,000	8,865
Idemitsu Kosan Co. Ltd.	72,947	8,671
^ Toto Ltd.	1,019,000	8,654
^ Daido Steel Co., Ltd.	1,193,000	8,617
Okuma Corp.	523,711	8,516
Showa Shell Sekiyu K.K.	687,200	8,514
Denki Kagaku Kogyo K.K.	1,701,000	8,463
Fuji Electric Holdings Co., Ltd.	2,047,000	8,448
77 Bank Ltd.	1,262,000	8,340
NOK Corp.	411,200	8,327
Acom Co., Ltd.	232,420	8,300
The Nishi-Nippon City Bank, Ltd.	2,464,307	8,253
Uni-Charm Corp.	151,100	8,225
Kamigumi Co., Ltd.	948,000	8,192
Fujikura Ltd.	1,303,000	8,079
Taiyo Yuden Co., Ltd.	373,000	8,049
Nomura Real Estate Office Fund, Inc.	874	8,042
Hitachi Chemical Co., Ltd.	378,100	7,985
Asics Corp.	583,139	7,958
Shimano, Inc.	249,000	7,912
Lawson Inc.	229,700	7,898
MEDICEO Holdings Co., Ltd.	532,961	7,839
Benesse Corp.	253,057	7,820
Sankyo Co., Ltd.	195,400	7,816
Japan Prime Realty Investment Corp.	2,029	7,795
Ushio Inc.	408,300	7,787
Konami Corp.	341,149	7,738
Shimamura Co., Ltd.	79,800	7,715
NTT Urban Development Corp.	4,214	7,627
Toho Co., Ltd.	414,700	7,620
Pioneer Corp.	560,600	7,539
Toyoda Gosei Co., Ltd.	237,100	7,527
Susuken Co., Ltd.	239,620	7,458
Sumitomo Rubber Industries Ltd.	622,000	7,429
CSK Corp.	229,300	7,403
^ Kikkoman Corp.	540,000	7,315
^ Promise Co., Ltd.	270,750	7,310
Rakuten, Inc.	23,824	7,290
Nippon Meat Packers, Inc.	668,000	7,246
^ Mitsukoshi, Ltd.	1,506,000	7,204
Aiful Corp.	285,700	7,167
Minebea Co., Ltd.	1,308,000	7,096
^ Japan Petroleum Exploration Co., Ltd.	104,085	7,045
Alfresa Holdings Corp.	102,700	7,025
Nitori Co., Ltd.	134,218	6,921
Uny Co., Ltd.	654,000	6,908
Kansai Paint Co., Ltd.	793,000	6,839
Nisshinbo Industries, Inc.	552,000	6,822
Nissan Chemical Industries, Ltd.	548,000	6,821
Daicel Chemical Industries Ltd.	998,000	6,649
Hino Motors, Ltd.	944,000	6,644
Ebara Corp.	1,390,000	6,640
^ Ito En, Ltd.	216,100	6,569
Nisshin Seifun Group Inc.	702,100	6,552
ZEON Corp.	619,527	6,538
Diamond Lease Co., Ltd.	146,600	6,514
Tokyo Steel Manufacturing Co.	396,900	6,487
*^ Japan Airlines System Co.	3,298,000	6,422
Santen Pharmaceutical Co., Ltd.	268,800	6,342
Alps Electric Co., Ltd.	631,900	6,263
Mabuchi Motor Co.	103,200	6,256
Toyota Boshoku Corp.	240,700	6,237
* Jupiter Telecommunications Co., Ltd.	8,166	6,207
^ Oracle Corp. Japan	139,300	6,190
^ Toyobo Ltd.	2,293,000	6,170
Mitsubishi Logistics Corp.	418,000	6,158
Hitachi High-Technologies Corp.	251,575	6,092
Aoyama Trading Co., Ltd.	209,100	6,019
Onward Kashiyama Co., Ltd.	503,000	6,005
USS Co., Ltd.	89,330	5,966
Shinko Electric Industries Co., Ltd.	246,353	5,932
Glory Ltd.	221,600	5,924
^ AEON Mall Co., Ltd.	197,600	5,911
^ Sumitomo Titanium Corp.	67,226	5,794
Nomura Real Estate Holdings Inc.	191,100	5,793
Dai-Nippon Screen Manufacturing Co., Ltd.	786,000	5,763
Meiji Dairies Corp.	965,000	5,697
^ SBI E*Trade Securities Co., Ltd.	5,215	5,629
FamilyMart Co., Ltd.	213,600	5,550
Hakuhodo DY Holdings Inc.	85,300	5,507
Keisei Electric Railway Co., Ltd.	1,073,000	5,489
^ Sapporo Holdings Ltd.	910,000	5,477
Otsuka Corp.	57,564	5,416
Toyo Suisan Kaisha, Ltd.	324,000	5,353
JAFCO Co., Ltd.	114,600	5,217
Meiji Seika Kaisha Ltd.	1,170,000	5,177
Sumitomo Bakelite Co. Ltd.	725,000	5,171
Ryohin Keikaku Co., Ltd.	85,700	5,126
Tokai Rika Co., Ltd.	189,424	5,037
Obic Co., Ltd.	25,450	5,019
Canon Sales Co. Inc.	275,000	4,977
Seino Transportation Co., Ltd.	507,000	4,914
NHK Spring Co.	535,000	4,820
Hankyu Department Stores, Inc.	494,000	4,778
Nippon Kayaku Co., Ltd.	545,000	4,744
Komori Corp.	203,000	4,652
Comsys Holdings Corp.	410,000	4,545
Sanwa Shutter Corp.	760,000	4,513
Aeon Credit Service Co. Ltd.	315,890	4,480
Shimachu Co.	155,336	4,411
^ Tokyo Seimitsu Co., Ltd.	126,966	4,284
Nichirei Corp.	892,000	4,277
^ Coca-Cola West Japan Co., Ltd.	203,900	4,254
Nippon Light Metal Co.	1,641,000	4,232
*^ Oki Electric Industry Co. Ltd.	2,163,000	4,162
Itochu Techno-Science Corp.	113,100	4,091
Nippon Shokubai Co., Ltd.	463,000	4,080
Wacoal Corp.	329,000	4,055
Toda Corp.	737,000	4,019
Rinnai Corp.	133,300	3,958
^ OSG Corp.	278,011	3,908
Kinden Corp.	439,000	3,899
*^ NEC Electronics Corp.	135,300	3,870
House Foods Industry Corp.	256,900	3,822
Hitachi Cable Ltd.	619,000	3,816
Hikari Tsushin, Inc.	95,400	3,793
Takara Holdings Inc.	612,000	3,790
^ Tokyo Broadcasting System, Inc.	139,600	3,773
Asatsu-DK Inc.	117,700	3,706
Daifuku Co., Ltd.	299,427	3,702
^ Toho Titanium Co., Ltd.	99,642	3,691
^ Matsui Securities Co., Ltd.	442,400	3,662
^ Park24 Co., Ltd.	351,274	3,527
^ Meitec Corp.	122,900	3,518
Fuji Television Network, Inc.	1,735	3,512
Gunze Ltd.	640,000	3,484
Sumitomo Osaka Cement Co., Ltd.	1,351,000	3,436
Q.P. Corp.	349,200	3,388
Central Glass Co., Ltd.	604,000	3,364
Kokuyo Co., Ltd.	293,900	3,252
^ Nishimatsu Construction Co.	937,000	3,233
Yamazaki Baking Co., Ltd.	403,000	3,220
Kose Corp.	114,770	3,190
Autobacs Seven Co., Ltd.	105,300	3,164
* K.K. DaVinci Advisors	3,851	3,134
EDION Corp.	277,045	3,018
^ Okumura Corp.	561,000	2,991
Matsumotokiyoshi Co., Ltd.	131,700	2,940
TIS Inc.	127,400	2,883
Circle K Sunkus Co., Ltd.	166,500	2,836
Sanken Electric Co., Ltd.	375,000	2,830
Round One Corp.	1,184	2,655
^ eAccess Ltd.	4,498	2,443
Fuji Soft ABC Inc.	105,500	2,396
*^ Access Co., Ltd.	825	2,273
Hitachi Capital Corp.	160,400	2,250
Aderans Co. Ltd.	117,200	2,194
*^ The Goodwill Group, Inc.	4,472	1,094
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	805,000	488

		10,720,712

New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	7,273,930	25,170
Fletcher Building Ltd.	1,814,023	17,202
Auckland International Airport Ltd.	3,571,990	9,019
Contact Energy Ltd.	1,052,672	7,389
Sky City Entertainment Group Ltd.	1,610,995	5,963
Fisher & Paykel Healthcare Corp. Ltd.	1,813,136	4,657
Kiwi Income Property Trust	2,507,899	2,883
Sky Network Television Ltd.	670,915	2,816
Fisher & Paykel Appliances Holdings Ltd.	945,805	2,560
Vector Ltd.	853,124	1,701

		79,360

Singapore (3.6%)
Singapore Telecommunications Ltd.	28,941,290	65,779
United Overseas Bank Ltd.	4,437,567	64,898
DBS Group Holdings Ltd.	4,130,161	61,775
Oversea-Chinese Banking Corp., Ltd.	9,107,068	53,882
Keppel Corp., Ltd.	4,022,500	35,105
Capitaland Ltd.	5,583,895	27,047
Singapore Airlines Ltd.	2,044,362	25,832
Singapore Exchange Ltd.	2,899,000	18,305
City Developments Ltd.	1,822,412	17,867
Singapore Press Holdings Ltd.	5,494,833	16,163
Sembcorp Industries Ltd.	3,231,393	12,044
Singapore Technologies Engineering Ltd.	4,859,407	11,697
Fraser & Neave Ltd.	3,022,500	10,294
Cosco Corp. Singapore Ltd.	2,830,000	9,399
ComfortDelGro Corp. Ltd.	6,812,586	9,159
CapitaMall Trust	3,701,148	9,081
Venture Corp. Ltd.	848,250	8,434
SembCorp Marine Ltd.	2,136,000	7,919
Keppel Land Ltd.	1,309,000	7,093
United Overseas Land Ltd.	1,893,556	6,606
Ascendas REIT	3,623,000	6,407
Capitacommercial Trust	3,536,365	6,139
Neptune Orient Lines Ltd.	1,596,000	5,798
Parkway Holdings Ltd.	2,247,072	5,671
Jardine Cycle N Carriage Ltd.	497,128	5,202
Suntec REIT	3,654,142	4,532
Olam International Ltd.	2,276,000	4,444
Singapore Post Ltd.	5,052,800	4,119
Noble Group Ltd.	3,540,000	3,904
Wing Tai Holdings Ltd.	1,608,000	3,903
Want Want Holdings Ltd.	1,643,160	3,780
Singapore Land Ltd.	454,000	3,101
Allgreen Properties Ltd.	2,626,500	3,070
SMRT Corp. Ltd.	2,390,000	2,787
* Chartered Semiconductor Manufacturing Ltd.	3,719,000	2,704
Singapore Petroleum Co. Ltd.	635,000	2,699
Haw Par Brothers International Ltd.	358,193	1,883

		548,522

Total Common Stocks
(Cost $11,977,907)		15,338,484

Temporary Cash Investments (1.8%)

Money Market Fund (1.8%)
1 Vanguard Market Liquidity Fund, 5.302%	280,321,583	280,322
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.206%, 8/20/07	5,000	4,987

Total Temporary Cash Investments
(Cost $285,309)		285,309

Total Investments (101.2%)
(Cost $12,263,216)		15,623,793

Other Assets and Liabilities—Net (-1.2%)		(189,583)

Net Assets (100%)		15,434,210

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $4,987,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $12,367,389,000. Net unrealized appreciation of investment securities for tax purposes was $3,256,404,000, consisting of unrealized gains of $3,742,565,000 on securities that had risen in value since their purchase and $486,161,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	442	63,350	(2,738)
ASX 200 Index	150	19,673	(800)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

9/19/2007	JPY	8,037,130	USD	67,951	2,226
9/26/2007	AUD	24,280	USD	20,766	285

AUD-Australian dollar.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard European Stock Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.4%)

Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	668,487	50,293
OMV AG	583,183	36,233
Voestalpine AG	390,986	32,528
Telekom Austria AG	1,324,044	32,256
* Meinl European Land Ltd.	1,057,543	24,571
* Immofinanz Immobilien Anlagen AG	1,577,325	19,825
* IMMOEAST Immobilien Anlagen AG	1,473,663	19,136
Raiffeisen International Bank-Holding AG	126,131	18,867
Wienerberger AG	248,335	17,154
Oesterreichische Elektrizitaetswirtschafts AG Class A	272,346	13,279
Andritz AG	137,804	9,350
Wiener Staedtische Allgemeine Versicherung AG	110,620	7,760
* RHI AG	90,884	4,692
Flughafen Wien AG	36,796	3,834
Mayr-Melnhof Karton AG	29,672	3,292
* BETandWIN.com Interactive Entertainment AG	94,608	2,465

		295,535

Belgium (1.7%)
Fortis	4,371,026	172,276
KBC Bank & Verzekerings Holding	641,014	83,393
Dexia	1,848,328	52,848
InBev	647,857	52,171
Groupe Bruxelles Lambert SA	285,403	34,667
Solvay SA	224,136	33,997
Delhaize Group	273,799	25,460
Belgacom SA	575,509	23,299
UCB SA	388,404	21,818
Umicore	87,344	19,810
Colruyt NV	58,798	12,477
Agfa Gevaert NV	454,384	9,594
Mobistar SA	111,564	8,752
Bekaert NV	44,434	6,358
Omega Pharma SA	66,839	5,732
Cofinimmo	29,794	5,331
D'Ieteren SA	9,829	3,952
Barco NV	39,392	3,943
Compagnie Maritime Belge SA	49,884	3,458
Euronav SA	82,461	2,949

		582,285

Denmark (1.3%)
Novo Nordisk A/S B Shares	849,998	89,182
Danske Bank A/S	1,603,741	67,543
AP Moller-Maersk A/S B Shares	3,882	51,195
* Vestas Wind Systems A/S	653,688	43,331
Novozymes A/S	163,063	19,224
FLS Industries A/S B Shares	188,127	16,571
* Jyske Bank A/S	207,554	16,386
DSV A/S	710,635	15,921
Carlsberg A/S B Shares	120,570	15,468
Danisco A/S	172,288	12,810
Sydbank A/S	223,087	11,325
* Topdanmark A/S	62,206	10,535
NKT Holding A/S	83,223	8,849
* William Demant A/S	89,295	8,848
* GN Store Nord A/S	715,517	8,474
^ Coloplast A/S B Shares	93,722	7,769
Trygvesta A/S	95,660	7,639
H. Lundbeck A/S	186,284	4,792
^ Bang & Olufsen A/S B Shares	36,845	4,272
Dampskibsselskabet Torm A/S	101,952	4,060
East Asiatic Co. A/S	59,400	3,433

		427,627

Finland (2.4%)
Nokia Oyj	14,458,703	413,037
Fortum Oyj	1,569,306	50,626
Sampo Oyj A Shares	1,524,691	45,741
UPM-Kymmene Oyj	1,846,073	41,020
Stora Enso Oyj R Shares	2,051,235	35,260
Metso Oyj	450,818	28,536
Rautaruuki Oyj	297,323	19,481
Kone Oyj	269,059	18,007
Neste Oil Oyj	451,279	16,145
Wartsila Oyj B Shares	228,905	15,953
Elisa Oyj Class A	527,281	14,905
YIT Oyj	446,180	14,031
Outokumpu Oyj A Shares	415,172	12,859
Kesko Oyj	232,988	12,339
Nokian Renkaat Oyj	368,945	12,160
SanomaWSOY Oyj	290,907	9,303
KCI Konecranes Oyj	212,396	8,596
Orion Oyj	302,816	7,931
Uponor Oyj	193,131	7,042
Cargotec Corp.	134,018	6,954
TietoEnator Oyj B Shares	259,834	6,317
^ Amer Sports Oyj A Shares	256,449	6,263
OKO Bank (Osuuspankkien Keskuspankki Oyj)	338,969	5,893

		808,399

France (13.9%)
Total SA	7,603,494	598,789
BNP Paribas SA	2,964,412	325,864
Sanofi-Aventis	3,599,902	301,537
Societe Generale Class A	1,303,352	224,020
AXA	5,542,151	216,282
Suez SA	3,608,303	189,736
Vivendi SA	4,085,235	173,527
France Telecom SA	5,974,045	160,608
Carrefour SA	2,115,530	150,024
Cie. de St. Gobain SA	1,171,035	129,233
Groupe Danone	1,565,797	113,824
Air Liquide SA	856,527	110,783
Schneider Electric SA	765,691	102,168
L'Oreal SA	884,218	100,921
Vinci SA	1,406,355	100,741
LVMH Louis Vuitton Moet Hennessy	864,931	96,663
Renault SA	653,933	94,507
Veolia Environnement	1,223,801	90,931
Lafarge SA	528,971	89,599
Credit Agricole SA	2,326,157	88,881
Alcatel-Lucent	7,100,876	82,853
Compagnie Generale des Etablissements Michelin SA	507,205	66,966
Pernod Ricard SA	318,826	66,948
Alstom	366,122	65,835
Bouygues SA	768,318	61,540
Accor SA	636,704	54,229
Pinault-Printemps-Redoute SA	272,106	47,428
PSA Peugeot Citroen	538,851	45,336
Vallourec SA	168,265	43,526
Essilor International SA	696,029	42,456
STMicroelectronics NV	2,407,682	41,326
Unibail Co.	166,482	39,283
Lagardere S.C.A.	428,468	33,846
Gaz de France	694,058	32,234
Cap Gemini SA	482,705	31,727
Technip SA	355,003	28,973
Hermes International	245,224	24,743
Unibail-Rodamco	96,079	23,005
Sodexho Alliance SA	336,677	22,230
Publicis Groupe SA	491,650	21,024
CNP Assurances	157,405	20,635
Air France	428,526	19,288
Thales SA	312,511	17,878
Neopost SA	113,568	16,415
SCOR SA	622,369	15,928
* Business Objects SA	341,087	15,368
Etablissements Economiques du Casino Guichard-Perrachon SA	153,963	14,993
Safran SA	587,396	14,631
* Atos Origin SA	243,735	14,313
Thomson SA	869,355	14,257
Societe Television Francaise 1	416,350	13,894
Aeroports de Paris (ADP)	121,934	13,615
Valeo SA	246,401	12,633
Klepierre	81,340	12,475
Alcatel-Lucent ADR	1,052,907	12,214
Dassault Systemes SA	203,455	12,196
Imerys SA	111,731	10,949
Zodiac SA	137,040	9,718
PagesJaunes SA	444,583	8,939
Societe des Autoroutes Paris-Rhin-Rhone	79,810	7,867
Icade	115,623	7,716
Gecina SA	44,276	7,189
M6 Metropole Television	234,202	7,133
Societe BIC SA	96,297	6,953

		4,641,343

Germany (11.8%)
Siemens AG	3,005,411	380,382
E.On AG	2,198,972	346,025
Allianz AG	1,597,737	339,751
DaimlerChrysler AG (Registered)	2,943,110	266,566
Deutsche Bank AG	1,833,917	248,408
BASF AG	1,769,240	228,828
Bayer AG	2,563,789	181,483
Deutsche Telekom AG	10,008,741	172,677
SAP AG	3,131,412	169,546
RWE AG	1,570,825	166,856
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	770,068	132,626
Volkswagen AG	601,987	108,535
Commerzbank AG	2,204,304	94,828
Deutsche Boerse AG	720,280	83,781
Deutsche Post AG	2,739,713	80,053
ThyssenKrupp AG	1,271,584	70,362
Continental AG	463,515	66,792
Man AG	398,350	57,556
Porsche AG	30,906	56,083
Linde AG	415,890	49,297
Metro AG	572,740	44,468
Adidas AG	718,083	43,672
* Infineon Technologies AG	2,637,714	43,445
Volkswagen AG Pfd.	371,675	41,943
Henkel KGaA	629,200	33,954
Fresenius Medical Care AG	667,203	31,443
DaimlerChrysler AG	327,337	29,706
Salzgitter AG	145,087	29,505
Hypo Real Estate Holding AG	472,720	28,849
Merck KGaA	228,063	28,455
Depfa Bank PLC	1,185,508	24,141
Deutsche Lufthansa AG	808,474	22,685
Deutsche Postbank AG	289,986	22,498
Beiersdorf AG	310,870	21,615
* TUI AG	751,589	21,234
Celesio AG	300,993	18,079
Hochtief AG	148,182	14,938
Solarworld AG	295,653	14,162
RWE AG Pfd.	137,395	13,089
IVG Immobilien AG	328,178	11,946
Rheinmetall AG	127,337	11,302
Bilfinger Berger AG	131,174	11,232
*^ Qiagen NV	629,818	10,937
ProSieben Sat.1 Media AG	290,117	10,465
Heidelberger Druckmaschinen AG	205,116	9,997
Wincor Nixdorf AG	111,014	9,828
Puma AG	22,576	9,034
* Premier AG	294,528	7,462
* Arcandor AG	223,418	6,876
Douglas Holding AG	110,236	6,875
Altana AG	248,708	5,840
Suedzucker AG	231,967	4,431
MLP AG	192,758	3,404

		3,947,945

Greece (1.0%)
National Bank of Greece SA	1,199,819	70,168
Alpha Credit Bank SA	1,368,610	45,945
EFG Eurobank Ergasias	974,666	34,621
Bank of Piraeus	907,006	32,160
Hellenic Telecommunication Organization SA	909,207	27,273
Greek Organization of Football Prognostics	786,668	26,970
Coca-Cola Hellenic Bottling Co. SA	384,080	17,110
National Bank of Greece SA ADR	1,132,984	13,403
Cosmote Mobile Communications SA	414,606	12,413
Titan Cement Co. SA	217,820	11,097
Public Power Corp.	368,550	10,974
Hellenic Telecommunications Organization SA ADR	431,069	6,483
Hellenic Exchanges SA	208,950	5,779
Hellenic Technodomiki Tev SA	419,814	5,672
Hellenic Petroleum SA	379,650	5,533
Viohalco, Hellenic Copper & Aluminum Industry SA	315,478	4,962
Motor Oil (Hellas) Corinth Refineries SA	155,107	3,856
Folli-Follie SA	59,190	2,405

		336,824

Ireland (1.1%)
CRH PLC	1,916,660	85,066
Allied Irish Banks PLC	3,092,013	80,273
Bank of Ireland	3,459,178	64,605
Irish Life & Permanent PLC	974,240	23,400
* Elan Corp. PLC	1,140,620	21,026
Kerry Group PLC A Shares	493,075	13,074
* Grafton Group PLC	804,278	11,064
Kingspan Group PLC	448,525	10,740
C&C Group PLC	1,163,757	9,467
IAWS Group PLC	450,382	9,393
DCC PLC	287,135	8,469
Independent News & Media PLC	1,894,998	8,350
* Ryanair Holdings PLC	874,950	6,272
Paddy Power PLC	173,700	5,542
* Ryanair Holdings PLC ADR	94,703	3,929
Greencore Group PLC	565,582	3,863

		364,533

Italy (5.4%)
Eni SpA	9,192,334	321,701
Unicredito Italiano SpA	27,590,788	234,053
Intesa Sanpaolo SpA	27,193,831	205,715
Enel SpA	15,275,594	157,690
^ Assicurazioni Generali SpA	3,723,170	146,244
Telecom Italia SpA	37,795,579	101,177
Fiat SpA	2,506,718	73,722
* Banco Popolare SpA	2,361,188	58,310
Capitalia SpA	5,961,034	56,177
Unione Di Banche Italiane ScpA	2,144,987	52,993
Telecom Italia SpA RNC	21,295,613	45,954
Mediobanca Banca di Credito Finanziaria SpA	1,732,585	36,355
Finmeccanica SpA	1,050,279	31,524
Atlantia SpA	908,674	30,650
Mediaset SpA	2,707,786	28,187
^ Banca Monte dei Paschi di Siena SpA	3,897,493	24,800
Intesa Sanpaolo SpA Non Convertible Risp.	3,291,116	23,466
Banca Popolare di Milano SpA	1,467,967	21,054
Parmalat SpA	5,512,766	19,586
Alleanza Assicurazioni SpA	1,490,334	18,820
Luxottica Group SpA	486,542	17,679
Snam Rete Gas SpA	3,101,412	17,081
Terna SpA	4,224,225	14,351
Fondiaria - Sai SpA	261,130	12,464
* Pirelli & C. Accomandita per Azioni SpA	10,184,483	11,494
Compagnia Assicuratrice Unipol SpA	3,163,626	10,041
Lottomatica SpA	239,692	8,846
Seat Pagine Gialle SpA	14,396,314	7,978
Bulgari SpA	530,677	7,704
Autogrill SpA	360,331	7,508
Italcementi SpA	251,440	6,897
Mediolanum SpA	901,673	6,774
Mondadori (Arnoldo) Editore SpA	412,276	3,843
* Parmalat Finanziaria SpA	569,830	-

		1,820,838

Netherlands (5.8%)
ABN-AMRO Holding NV	6,405,728	316,055
ING Groep NV	6,617,636	279,361
Arcelor Mittal	3,204,337	196,503
Unilever NV	6,054,331	182,982
Koninklijke (Royal) Philips Electronics NV	4,035,073	163,112
Koninklijke KPN NV	6,809,296	105,354
Aegon NV	4,984,396	90,250
Akzo Nobel NV	959,808	79,048
* Koninklijke Ahold NV	5,571,866	70,530
TNT NV	1,541,475	66,153
Heineken NV	865,477	54,849
* ASML Holding NV	1,590,269	46,844
Reed Elsevier NV	2,513,054	46,152
Koninklijke Numico NV	605,647	44,061
European Aeronautic Defence and Space Co.	1,152,524	34,555
Wolters Kluwer NV	1,036,716	30,369
Koninklijke DSM NV	516,011	26,658
SBM Offshore NV	495,932	20,388
Vedior NV	605,081	15,670
Fugro NV	204,577	13,614
Randstad Holding NV	183,709	11,895
Corio NV	142,559	10,164
Hagemeyer NV	1,827,332	9,559
Wereldhave NV	73,181	9,297
Corporate Express	507,240	6,868
Oce NV	275,559	6,377
Aegon NV (New York) ARS	172,787	3,124
* ASML Holding (New York)	38,580	1,140

		1,940,932

Norway (1.5%)
Norsk Hydro ASA	2,498,210	96,156
Statoil ASA	2,294,429	67,810
Orkla ASA	2,941,630	55,292
Telenor ASA	2,966,967	54,256
DnB NOR ASA	2,596,075	34,189
* Renewable Energy Corp. AS	611,600	24,053
Acergy SA	687,229	18,268
* SeaDrill Ltd.	876,609	17,574
Yara International ASA	642,283	17,076
Aker Kvaerner ASA	581,655	14,861
Petroleum Geo-Services ASA	603,800	14,343
Storebrand ASA	795,909	11,914
* Marine Harvest	9,184,343	11,396
Prosafe ASA	646,250	10,011
Tandberg ASA	404,850	9,170
Frontline Ltd.	185,684	8,585
Norske Skogindustrier ASA	571,552	7,950
* TGS Nopec Geophysical Co. ASA	377,708	7,372
Schibsted ASA	164,302	7,213
* Det Norske Oljeselskap (DNO) ASA	2,693,693	5,002
Stolt-Nielsen SA	128,605	4,412
Tomra Systems ASA	549,333	4,282
*^ Ocean Rig ASA	601,821	4,227

		505,412

Portugal (0.6%)
Electricidade de Portugal SA	7,100,930	40,231
Portugal Telecom SGPS SA	2,789,886	39,017
Banco Comercial Portugues SA	7,652,684	38,976
Banco Espirito Santo SA	792,661	18,600
Brisa-Auto Estradas de Portugal SA	1,055,593	14,320
Sonae SGPS SA	2,819,179	8,224
Banco BPI SA	804,750	7,419
Cimpor-Cimento de Portugal SA	711,946	7,017
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	389,152	6,266
Jeronimo Martins, SGPS, SA	662,533	3,947
* Sonae Industria - SGPS SA	226,176	3,189

		187,206

Spain (6.0%)
Banco Santander Central Hispano SA	22,082,564	420,557
Telefonica SA	15,486,437	362,436
Banco Bilbao Vizcaya Argentaria SA	12,541,232	307,016
Iberdrola SA	3,305,966	183,894
Endesa SA	2,242,934	121,404
Repsol YPF SA	2,801,893	105,627
Altadis SA	904,653	58,843
Banco Popular Espanol SA	3,000,754	53,702
* Industria de Diseno Textil SA	769,523	46,031
ACS, Actividades de Contruccion y Servisios, SA	746,704	44,233
Gas Natural SDG SA	552,419	31,703
Acciona SA	101,086	25,934
Gamesa Corporacion Tecnologica, SA	599,817	24,047
Abertis Infraestructuras SA	847,691	24,818
Union Fenosa SA	377,000	20,613
Grupo Ferrovial, SA	223,141	19,893
Fomento de Construc y Contra SA	160,967	14,489
Acerinox SA	550,223	14,238
Sacyr Vallehermoso SA	302,215	13,745
Zardoya Otis SA	408,095	12,492
Cintra Concesiones de Infraestructuras de Transport SA	728,324	11,072
Indra Sistemas, SA	405,846	10,541
Gestevision Telecinco SA	346,979	9,434
Corporacion Mapfre SA	2,000,603	9,260
Iberia (Linea Aerea Espana)	1,669,313	7,805
Sociedad General de Aguas de Barcelona SA	211,277	7,617
Ebro Puleva SA	299,776	6,642
* Sogecable SA	169,812	6,586
Zeltia SA	574,256	6,418
Telefonica SA ADR	87,308	6,132
Promotora de Informaciones SA	271,961	5,950
* Antena 3 Television	299,374	5,707

		1,998,879

Sweden (3.7%)
Telefonaktiebolaget LM Ericsson AB Class B	52,338,494	195,961
Nordea Bank AB	7,327,293	118,060
Hennes & Mauritz AB B Shares	1,676,146	96,315
Volvo AB B Shares	3,841,850	70,627
Sandvik AB	3,350,823	67,363
TeliaSonera AB	7,927,644	59,937
Skandinaviska Enskilda Banken AB A Shares	1,639,052	56,023
Svenska Handelsbanken AB A Shares	1,800,327	51,625
Atlas Copco AB - A Shares	2,369,308	40,769
Svenska Cellulosa AB-B	1,986,411	35,067
Volvo AB A Shares	1,673,085	30,942
Scania AB - B Shares	1,272,217	30,317
SKF AB - B Shares	1,430,830	29,820
Skanska AB B Shares	1,326,711	28,339
Assa Abloy AB	1,099,852	23,756
Atlas Copco AB - B Shares	1,477,659	23,641
Boliden AB	1,021,943	23,342
Electrolux AB Series B	897,465	22,443
Alfa Laval AB	334,876	21,032
Swedish Match AB	990,205	19,297
SSAB Svenskt Stal AB Series A	533,165	19,132
Tele2 AB B Shares	1,075,487	18,699
Securitas AB B Shares	1,105,097	16,810
Husqvarna AB B Shares	991,089	13,654
Getinge AB B Shares	599,367	13,208
Modern Times Group AB B Shares	181,353	11,103
OMX AB	297,843	9,083
* Lundin Petroleum AB	833,454	8,820
SSAB Svenskt Stal AB Series B	235,309	8,022
Eniro AB	642,845	7,920
Holmen AB	187,438	7,869
Trelleborg AB B Shares	286,444	7,249
Oriflame Cosmetics SA	142,708	7,243
Castellum AB	545,604	6,603
Nobia AB	523,190	6,245
* SAS AB	262,733	6,187
Kungsleden AB	484,818	6,186
Fabege AB	494,804	5,246
Elekta AB B Shares	303,355	5,016
D. Carnegie & Co. AB	252,940	4,923
Securitas Systems AB B Shares	1,101,965	3,842
Axfood AB	105,214	3,640
* Securitas Direct AB B Shares	1,116,304	3,021
Hoganas AB B Shares	83,974	2,403
Billerud Aktiebolag	149,902	2,269
* SSAB Svenskt Stal Series A Rights Exp. 8/23/07	533,165	1,830
Wihlborgs Fastigheter AB	102,954	1,734
* SSAB Svenskt Stal AB Series B Rights Exp. 8/23/07	235,309	694

		1,253,327

Switzerland (9.5%)
Nestle SA (Registered)	1,414,911	543,577
Novartis AG (Registered)	8,190,094	441,772
Roche Holdings AG	2,480,596	439,329
UBS AG	6,990,364	386,996
Credit Suisse Group (Registered)	3,857,908	251,659
ABB Ltd.	7,338,268	176,476
Zurich Financial Services AG	510,718	148,819
Cie. Financiere Richemont AG	1,843,069	115,512
Swiss Re (Registered)	1,255,854	107,755
Holcim Ltd. (Registered)	708,495	75,055
Syngenta AG	367,355	69,309
Swatch Group AG (Bearer)	114,424	34,520
Adecco SA (Registered)	465,997	32,409
Swiss Life Holding	119,337	29,408
Swisscom AG	79,953	27,212
Nobel Biocare Holding AG	83,824	25,209
Synthes, Inc.	209,645	24,449
Geberit AG	139,740	22,782
Givaudan SA	22,827	21,364
SGS Societe Generale de Surveillance Holding SA (Registered)	16,549	19,959
Kuehne & Nagel International AG	190,169	18,602
Phonak Holding AG	164,351	15,776
* Logitech International SA	578,783	15,559
CIBA Specialty Chemicals AG (Registered)	249,381	15,159
Lonza AG (Registered)	160,773	15,144
Sulzer AG (Registered)	10,307	13,609
Clariant AG	809,737	12,555
Schindler Holding AG	181,890	11,566
Swatch Group AG (Registered)	185,639	10,829
*^ OC Oerlikon Corp AG	22,364	9,920
PSP Swiss Property AG	157,736	8,349
Rieter Holding AG	15,752	8,305
Straumann Holding AG	27,226	7,534
Kuoni Reisen Holding AG (Registered)	10,076	5,961
Kudelski SA	124,950	4,227
UBS AG (New York Shares)	70,740	3,896

		3,170,562

United Kingdom (32.8%)
HSBC Holdings PLC	40,907,584	758,026
BP PLC	64,908,091	751,927
Vodafone Group PLC	176,240,893	529,810
GlaxoSmithKline PLC	20,307,943	513,959
Royal Bank of Scotland Group PLC	33,396,027	397,609
Royal Dutch Shell PLC Class B	9,742,701	385,255
Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	329,798
Barclays PLC	23,090,736	324,335
AstraZeneca Group PLC	5,389,444	278,543
Anglo American PLC	4,774,336	277,192
HBOS PLC	13,294,880	258,889
Rio Tinto PLC	3,573,796	257,837
BHP Billiton PLC	8,387,523	246,095
Tesco PLC	28,050,878	230,400
Lloyds TSB Group PLC	19,909,304	223,952
BG Group PLC	12,040,012	195,849
Diageo PLC	9,521,517	194,488
BT Group PLC	29,267,003	185,488
British American Tobacco PLC	5,461,355	176,489
Royal Dutch Shell PLC Class A	4,506,185	175,490
Unilever PLC	4,625,878	144,276
Xstrata PLC	2,173,719	138,553
National Grid Transco PLC	9,563,418	135,580
Aviva PLC	9,062,513	125,941
Prudential PLC	8,630,730	118,692
Reckitt Benckiser PLC	2,153,208	115,210
Imperial Tobacco Group PLC	2,392,049	104,857
BAE Systems PLC	11,904,541	100,922
Centrica PLC	12,934,341	93,751
Cadbury Schweppes PLC	7,403,772	91,772
Scottish & Southern Energy PLC	3,043,203	88,919
SABMiller PLC	3,182,141	81,612
Marks & Spencer Group PLC	5,997,657	76,340
Man Group PLC	6,315,719	71,827
Rolls-Royce Group PLC	6,365,705	65,320
Legal & General Group PLC	23,064,365	65,018
J. Sainsbury PLC	5,485,657	63,461
Old Mutual PLC	18,451,345	60,468
Land Securities Group PLC	1,660,713	56,552
Reuters Group PLC	4,509,270	56,483
Reed Elsevier PLC	4,490,993	55,338
Hanson Building Materials PLC	2,511,781	55,246
British Sky Broadcasting Group PLC	4,022,789	54,099
WPP Group PLC	3,764,661	53,950
Imperial Chemical Industries PLC	4,214,647	53,259
Wolseley PLC	2,329,162	50,789
Compass Group PLC	7,144,669	48,199
Standard Life PLC	7,441,900	46,142
British Land Co., PLC	1,842,333	45,931
Pearson PLC	2,849,608	45,669
International Power PLC	5,275,551	43,856
United Utilities PLC	3,103,910	42,179
Experian Group Ltd.	3,612,981	41,478
BP PLC ADR	575,360	39,930
Smith & Nephew PLC	3,335,928	39,705
British Energy Group PLC	3,631,820	36,413
Kingfisher PLC	8,257,938	35,425
Amvescap PLC	2,795,412	34,947
Scottish & Newcastle PLC	2,828,668	33,840
Resolution PLC	2,423,629	32,239
Capita Group PLC	2,182,479	31,625
Vodafone Group PLC ADR	1,030,225	31,267
Next PLC	802,401	30,639
Royal & Sun Alliance Insurance Group PLC	11,220,271	30,079
3i Group PLC	1,386,323	30,022
Cable and Wireless PLC	8,424,258	28,733
Smiths Group PLC	1,350,633	28,425
Enterprise Inns PLC	1,970,264	26,883
Taylor Wimpey PLC	4,052,288	26,696
Johnson Matthey PLC	774,639	26,567
Carnival PLC	604,705	26,378
Home Retail Group	3,100,765	25,752
Yell Group PLC	2,759,175	25,738
Hammerson PLC	1,010,820	24,368
Friends Provident PLC	6,434,745	24,168
InterContinental Hotels Group PLC	1,052,634	23,955
Persimmon PLC	1,004,087	23,484
Whitbread PLC	697,050	23,400
Rexam PLC	2,272,263	23,018
Mitchells & Butlers PLC	1,429,132	22,338
Punch Taverns PLC	939,037	21,769
The Sage Group PLC	4,611,051	21,450
Severn Trent PLC	825,475	21,425
DSG International PLC	6,511,643	20,523
Rentokil Initial PLC	6,432,432	20,137
Burberry Group PLC	1,557,125	19,892
Tate & Lyle PLC	1,733,249	19,844
FirstGroup PLC	1,538,471	19,652
Barratt Developments PLC	1,035,762	19,402
GKN PLC	2,486,417	19,309
Liberty International PLC	898,838	18,735
Ladbrokes PLC	2,222,537	18,253
Segro PLC	1,673,651	18,171
* Invensys PLC	2,359,020	17,839
Group 4 Securicor PLC	4,083,327	17,808
ICAP PLC	1,828,804	17,601
ITV PLC	8,382,110	17,224
LogicaCMG PLC	5,451,848	16,985
Hays PLC	5,149,805	16,678
Kelda Group PLC	978,433	16,567
* British Airways PLC	2,041,948	16,289
Bunzl PLC	1,201,286	15,844
Investec PLC	1,273,203	15,769
Travis Perkins PLC	409,796	15,589
Cobham PLC	4,009,892	15,430
Amec PLC	1,191,017	15,251
William Hill PLC	1,247,996	15,184
Daily Mail and General Trust PLC	1,046,703	15,147
London Stock Exchange PLC	558,689	15,126
Serco Group PLC	1,692,691	14,938
EMI Group PLC	2,843,298	14,563
Inchcape PLC	1,565,037	14,503
Tomkins PLC	3,040,238	14,451
Meggitt PLC	2,325,303	14,374
ARM Holdings PLC	4,770,845	14,206
IMI PLC	1,196,369	14,080
United Business Media PLC	896,364	13,734
* Charter PLC	588,630	13,663
Balfour Beatty PLC	1,526,414	13,202
Michael Page International PLC	1,184,049	12,987
EMAP PLC	767,244	12,977
Kesa Electricals PLC	1,880,528	12,153
Signet Group PLC	6,058,486	11,959
* Mondi PLC	1,321,157	11,586
Arriva PLC	702,954	11,154
First Choice Holidays PLC	1,786,253	11,097
Intertek Testing Services PLC	554,330	10,999
* Thomas Cook Group PLC	1,731,554	10,867
Trinity Mirror PLC	1,040,861	10,635
National Express Group PLC	456,288	10,523
Carphone Warehouse PLC	1,433,452	10,241
Bellway PLC	406,976	10,159
Aggreko PLC	904,799	9,940
Schroders PLC	400,169	9,904
* The Berkeley Group Holdings PLC	299,063	9,851
Cookson Group PLC	688,324	9,591
Cattles PLC	1,282,607	9,526
Misys PLC	1,780,172	8,555
Stagecoach Group PLC	1,893,209	8,046
De La Rue PLC Group	529,162	7,952
Electrocomponents PLC	1,541,543	7,787
Aegis Group PLC	3,051,960	7,783
Great Portland Estates PLC	589,128	7,702
Close Brothers Group PLC	470,416	7,650
Brixton PLC	957,686	7,259
BBA Aviation PLC	1,470,378	7,238
The Davis Service Group PLC	605,576	7,157
* CSR PLC	463,615	6,729
Bovis Homes Group PLC	432,010	6,724
SSL International PLC	675,586	6,326
Biffa PLC	1,250,270	6,247
* Galiform PLC	2,141,013	5,623
WPP Group PLC ADR	78,406	5,610
Tullett Prebon PLC	641,276	5,274
Premier Farnell PLC	1,290,202	4,897
Rank Group PLC	1,380,206	4,745
FKI PLC	2,118,172	4,721
* PartyGaming PLC	4,281,789	2,442

		10,962,377

Total Common Stocks
(Cost $23,097,235)		33,244,024

Temporary Cash Investments (0.5%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 5.302%	186,392,050	186,392
	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.208%, 10/9/07	5,000	4,951
2 Federal National Mortgage Assn.
3 5.325%, 10/24/07	2,000	1,976

		6,927

Total Temporary Cash Investments
(Cost $193,318)		193,319

Total Investments (99.9%)
(Cost $23,290,553)		33,437,343

Other Assets and Liabilities—Net (0.1%)		19,049

Net Assets (100%)		33,456,392

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $6,927,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31 2007, the cost of investment securities for tax purposes was $23,307,679,000. Net unrealized appreciation of investment securities for tax purposes was $10,129,664,000, consisting of unrealized gains of $10,361,302,000 on securities that had risen in value since their purchase and $231,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	4,425	153,488	(4,967)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

9/26/2007	EUR	115,758	USD	158,751	4,143

EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Argentina (0.7%)
Tenaris SA ADR	805,725	38,812
Tenaris SA	1,531,436	37,802
Banco Macro Bansud SA ADR	234,657	6,653
* Telecom Argentina SA	1,507,786	6,637
* Petrobras Energia Participaciones SA ADR	555,456	6,104
Siderar SA Class A	883,933	5,900
* Telecom Argentina SA ADR	238,964	5,152
* Grupo Financiero Galicia SA ADR	539,312	4,886
* Petrobras Energia Participaciones SA	3,164,909	3,465
* IRSA Inversiones y Representaciones SA GDR	150,745	2,766
Cresud SA ADR	99,315	1,970
BBVA Banco Frances SA ADR	152,987	1,533
*^ Transportadora de Gas del SA ADR	198,510	1,449
BBVA Banco Frances SA	424,248	1,440
* Transportadora de Gas Sur SA	953,920	1,405
* IRSA Inversiones y Representaciones SA	563,918	1,083
Solvay Indupa S.A.I.C.	782,532	1,045
Cresud SA	209,663	430

		128,532

Brazil (11.3%)
Petroleo Brasileiro SA Pfd.	8,290,256	233,085
Companhia Vale do Rio Doce Pfd. Class A	5,135,609	216,108
Petroleo Brasileiro SA	6,007,648	195,417
Companhia Vale do Rio Doce	3,557,485	173,974
Banco Bradesco SA	5,130,800	133,957
Banco Itau Holding Financeira SA	2,647,800	120,925
Companhia de Bebidas das Americas Pfd.	108,501,054	75,184
Unibanco-Uniao de Bancos Brasileiros SA	5,709,183	66,480
Petroleo Brasileiro Series A ADR	838,142	46,810
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	708,407	43,634
Gerdau SA Pfd.	1,674,700	42,550
Companhia Vale do Rio Doce ADR	989,815	41,899
Petroleo Brasileiro SA ADR	596,376	38,705
Companhia Siderurgica Nacional SA	649,920	37,615
Cia Vale do Rio Doce ADR	707,295	34,665
Tele Norte Leste Participacoes SA Pfd.	1,518,763	32,387
Companhia Energetica de Minas Gerais Pfd.	1,583,941	32,296
All America Latina Logistica	2,185,213	29,936
Banco Bradesco SA ADR	923,950	24,060
Empresa Brasileira de Aeronautica SA	2,089,249	22,553
Banco Itau Holding Financeira SA ADR	483,061	22,095
* CESP - Companhia Energetica de Sao Paulo	1,037,026,530	18,557
Centrais Electricas Brasileiras SA	686,819,939	18,143
Companhia de Concessoes Rodoviarias	888,165	15,968
Brasil Telecom Participacoes SA Pfd.	1,203,126	15,818
* Redecard SA	919,593	15,679
Votorantim Celulose e Papel SA Pfd.	654,295	15,634
Aracruz Celulose SA Pfd. B Shares	2,404,505	15,308
Centrais Electricas Brasileiras SA Pfd. B Shares	583,424,326	15,149
Lojas Americanas SA Pfd.	162,305,020	14,542
Companhia de Saneamento Basico do Estado de Sao Paulo	608,882	14,461
Companhia de Bebidas das Americas ADR	206,826	14,168
Lojas Renner SA	747,624	14,013
Uniao de Bancos Brasileiros SA GDR	118,922	13,871
Vivo Participacoes SA Pfd.	3,105,723	13,836
Klabin SA	3,964,270	13,556
Tele Norte Leste Participacoes SA	380,371	12,787
Duratex SA Pfd.	427,250	12,523
Cyrela Brazil Realty SA	1,055,019	12,476
Submarino SA	292,619	12,338
Souza Cruz SA	503,563	11,703
Tam SA	424,805	11,504
Tractebel Energia SA	913,791	11,029
Perdigao SA	530,279	10,131
* Net Servicos de Comunicacao SA	623,641	10,000
Sadia SA Pfd.	2,044,877	9,772
Braskem SA	1,052,560	9,652
Electropaulo Metropolitana SA	140,784,437	9,187
Companhia Paranaense de Energia-COPEL	544,074,850	8,941
Tim Participacoes SA	2,456,132	8,477
Gerdau SA	392,810	8,303
Natura Cosmeticos SA	686,771	8,241
Gol - Linhas Aereas Inteligentes SA Pfd.	326,967	8,134
Brasil Telecom Participacoes S.A.	356,194	7,995
Gerdau SA ADR	278,489	7,037
^ Companhia Siderurgica Nacional SA ADR	120,506	6,948
Diagnosticos da America	286,853	6,906
Embraer-Empresa Brasileira de Aeronautica SA ADR	157,173	6,795
Energias do Brasil SA	330,337	6,016
Aracruz Celulose SA ADR	90,647	5,731
Companhia Energetica de Minas Gerais ADR	281,046	5,725
Cosan SA Industria e Comercio	335,477	5,668
Gafisa SA	332,379	5,277
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	136,834,648	5,231
Tele Norte Leste Participacoes ADR	204,738	4,347
^ Companhia de Saneamento Basico do Estado de Sao Paulo ADR	79,398	3,797
^ Sadia SA ADR	73,757	3,539
Brasil Telecom Participacoes ADR	53,305	3,526
Banco Nossa Caixa SA	197,932	3,358
Companhia Brasileira de Distribuicao Grupo Pao de	80,587	2,996
Companhia de Tecidos Norte de Minas Pfd.	18,652,868	2,388
^ Companhia Paranaense de Energia-COPEL ADR	141,419	2,319
Tim Participacoes SA ADR	61,119	2,113
Votorantim Celulose e Papel SA ADR	2,038	48
* Vivo Participacoes SA ADR	9,939	45
Braskem SA ADR	2,279	41

		2,166,082

Chile (1.5%)
Empresas Copec SA	2,726,991	43,398
Empresa Nacional de Electricidad SA	16,133,357	23,571
Empresas CMPC SA	612,991	23,271
Enersis SA	63,212,479	22,543
Cencosud SA	4,929,351	20,311
CAP SA	509,643	12,390
Sociedad Quimica y Minera de Chile SA	698,457	11,383
Empresa Nacional de Telecomunicaciones SA	600,385	10,038
Banco Santander Chile SA	188,559,981	8,731
Lan Airlines SA	504,621	8,127
Colburn SA	35,198,558	7,626
Empresa Nacional de Electricidad SA ADR	168,636	7,395
Enersis SA ADR	410,353	7,271
Masisa SA	26,254,204	7,198
Distribucion y Servicio D&S SA	13,430,607	7,154
Banco de Credito e Inversiones	201,511	6,607
Compania de Telecomunicaciones de Chile SA	2,727,941	6,329
Compania Cervecerias Unidas SA	813,054	6,017
Vina Concha y Toro SA	2,350,008	5,677
Parque Arauco SA	4,034,218	5,415
Banco Santander Chile SA ADR	109,013	5,198
Corpbanca	766,056,424	4,774
* Compania SudAmericana de Vapores SA	2,164,887	4,607
Cristalerias de Chile	322,687	4,424
Embotelladora Andina SA	1,423,273	4,366
Inversiones Aguas Metropolitanas SA	3,125,425	3,757
Embotelladora Andina SA Pfd. Class B	1,102,579	3,594
* Madeco SA	16,916,912	2,436
Sociedad Quimica y Minera de Chile ADR	12,440	2,035
Compania de Telecomunicaciones de Chile SA ADR	192,548	1,802
^ Distribucion y Servicio SA ADR	45,745	1,457
Empresas Iansa SA	7,756,599	837
S.A.C.I. Falabella, SA	11,000	56

		289,795

China (13.1%)
China Mobile (Hong Kong) Ltd.	31,394,522	360,731
China Life Insurance Co., Ltd.	45,510,330	196,303
PetroChina Co. Ltd.	120,697,189	177,937
China Construction Bank	159,144,263	118,010
CNOOC Ltd.	99,043,352	117,857
Industrial and Commercial Bank of China	190,365,967	116,033
China Petroleum & Chemical Corp.	107,582,500	114,156
Ping An Insurance (Group) Co. of China Ltd.	9,113,130	77,809
China Shenhua Energy Co. Ltd. H-Shares	17,931,500	70,386
China Communications Construction Co., Ltd.	28,191,544	63,259
Bank of China	105,558,340	55,496
China Telecom Corp. Ltd.	90,572,067	52,430
China Overseas Land & Investment Ltd.	22,607,450	47,884
Bank of Communications Ltd. Class H	37,423,570	40,681
Aluminum Corp. of China Ltd.	20,095,800	40,472
CITIC Pacific Ltd.	7,107,630	36,529
China Merchants Holdings International Co. Ltd.	6,704,170	32,545
China Resources Enterprise Ltd.	7,697,654	30,474
Guangzhou R&F Properties Co. Ltd.	6,435,600	23,378
Yanzhou Coal Mining Co. Ltd. H Shares	12,581,170	22,614
China Resources Power Holdings Co., Ltd.	8,785,900	22,426
Huaneng Power International, Inc. H Shares	19,736,170	22,279
* China Citic Bank	27,940,100	21,563
China Shipping Development Co.	8,313,413	21,493
Nine Dragons Paper Holdings Ltd.	6,908,000	20,276
China Mengniu Dairy Co., Ltd.	5,650,676	19,914
China COSCO Holdings Co., Ltd.	11,105,000	19,559
Fujian Zijin Mining Industry Co., Ltd.	25,586,120	19,558
* PICC Property and Casualty Co., Ltd.	15,405,551	19,488
Agile Property Holdings, Inc.	10,731,670	18,738
Cosco Pacific Ltd.	7,140,084	18,644
China Resources Land Ltd.	10,070,000	18,297
Anhui Conch Cement Co. Ltd.	2,802,280	17,823
Shimao Property Holdings Ltd.	6,456,044	17,023
Jiangxi Copper Co. Ltd.	8,922,295	16,693
Beijing Datang Power Generation Co., Ltd.	18,604,100	15,938
Angang Steel Co., Ltd.	5,748,785	15,859
Hopson Development Holdings Ltd.	4,126,211	14,708
Denway Motors Ltd.	31,760,308	14,628
Lenovo Group Ltd.	22,079,645	14,620
Beijing Capital International Airport Co., Ltd.	8,342,090	13,996
Air China Ltd.	15,570,778	13,717
China Travel International	18,822,073	12,514
Li Ning Co., Ltd.	5,226,965	12,388
China International Marine Containers (Group) Co.,Ltd.	4,765,172	11,657
Shanghai Industrial Holding Ltd.	2,631,546	11,379
GOME Electrical Appliances Holdings Ltd.	6,986,550	11,223
Zhejiang Expressway Co., Ltd.	9,318,480	10,562
* China Everbright Ltd.	4,555,950	10,540
Guangdong Investment Ltd.	16,077,640	10,522
China Shipping Container Lines Co. Ltd.	12,293,312	10,167
Hengan International Group Co. Ltd.	3,014,000	10,131
* Semiconductor Manufacturing International Corp.	77,215,650	9,954
Sinopec Shanghai Petrochemical Co. Ltd.	15,014,380	9,304
Dongfeng Motor Corp.	15,503,180	9,030
Maanshan Iron and Steel Co. Ltd.	10,310,270	9,002
TPV Technology Ltd.	11,630,965	8,909
Xinao Gas Holdings Ltd.	6,264,695	8,805
Shenzhen Investment Ltd.	10,209,784	8,727
Shanghai Electric Group Co., Ltd. Class H	18,401,813	8,618
Chaoda Modern Agriculture Holdings Ltd.	11,549,812	8,595
Beijing Enterprises Holdings Ltd.	1,868,000	7,978
BYD Co. Ltd.	1,079,241	7,769
Jiangsu Expressway Co. Ltd. H Shares	7,704,475	7,689
The Guangshen Railway Co., Ltd.	9,357,893	7,232
Sinochem Hong Kong Holdings Ltd.	10,438,000	7,200
* China Southern Airlines Co. Ltd.	8,351,333	7,086
Zhejiang Southeast Electric Power Co., Ltd.	4,511,791	6,182
Weiqiao Textile Co. Ltd.	2,824,653	5,996
Guangzhou Investment Co. Ltd.	18,846,000	5,890
Weichai Power Co., Ltd. Class H	833,920	5,758
ZTE Corp.	1,111,630	5,185
Tsingtao Brewery Co., Ltd.	2,248,130	5,181
Global Bio-chem Technology Group Co. Ltd.	10,678,185	5,162
Hunan Non-Ferrous Metal Corp., Ltd.	7,788,000	5,091
Sinotrans Ltd.	10,196,355	4,775
* China Eastern Airlines Corp. Ltd.	9,696,936	4,622
Huadian Power International Corp. Ltd.	9,740,630	4,605
* Brilliance China Automotive Holdings Ltd.	17,265,545	4,533
Shenzhen Expressway Co. Ltd.	4,817,105	4,485
Shanghai Forte Land Co., Ltd.	6,318,000	4,326
FU JI Food & Catering Services	1,506,000	4,296
Guangdong Electric Power Development Co., Ltd.	3,850,167	3,845
TravelSky Technology Ltd.	3,770,680	3,556
China Foods Ltd.	5,116,750	3,373
* Sinopec Yizheng Chemical Fibre Co., Ltd.	8,298,000	3,360
* China Agri-Industries Holdings Ltd.	5,184,000	3,113

		2,522,539

Colombia (0.2%)
Bancolombia SA ADR	952,118	33,886

Czech Republic (0.8%)
Ceske Energeticke Zavody a.s.	1,417,791	73,689
Komercni Banka a.s.	117,002	23,155
* Central European Media Enterprises Ltd.	239,280	22,088
Cesky Telecom a.s.	751,959	21,280
Zentiva NV	138,386	7,999
* Unipetrol a.s.	283,127	4,020
Philip Morris CR a.s.	110	54

		152,285

Egypt (0.6%)
Orascom Telecom Holding SAE GDR	847,837	56,455
Orascom Construction Industries GDR	384,146	54,032

		110,487

Hungary (1.2%)
OTP Bank Rt.	2,000,035	111,615
MOL Hungarian Oil and Gas Nyrt.	477,899	73,575
Richter Gedeon Rt.	101,842	20,556
Magyar Tavkozlesi Rt.	2,964,415	15,195

		220,941

India (6.6%)
Reliance Industries Ltd.	4,102,889	190,478
Infosys Technologies Ltd.	2,887,895	139,864
ICICI Bank Ltd.	3,310,427	74,714
Housing Development Finance Corp. Ltd.	1,201,071	59,060
Reliance Communication Ventures	3,999,430	54,669
Larsen & Toubro Ltd.	671,423	42,828
Oil and Natural Gas Corp. Ltd.	1,721,603	38,615
ICICI Bank Ltd. ADR	865,972	38,380
HDFC Bank Ltd.	1,178,683	34,599
Bharat Heavy Electricals Ltd.	752,216	31,859
ITC Ltd.	7,287,925	30,538
Satyam Computer Services Ltd.	2,552,050	29,965
Hindustan Lever Ltd.	5,155,773	26,266
Tata Consultancy Services Ltd.	824,393	23,349
Reliance Capital Ltd.	754,326	22,176
Tata Motors Ltd.	1,232,554	21,093
Grasim Industries Ltd.	230,362	16,728
Mahindra & Mahindra Ltd.	915,095	16,330
Wipro Ltd.	1,138,276	13,867
* Indiabulls Real Estate Ltd.	993,215	13,537
Hindalco Industries Ltd.	3,203,347	13,326
Reliance Energy Ltd.	679,782	13,189
Tata Iron and Steel Co. Ltd.	821,049	13,186
Kotak Mahindra Bank	716,031	12,931
Gail India Ltd.	1,538,531	12,721
Bajaj Auto Ltd.	199,843	11,519
Unitech, Ltd.	846,393	11,475
Gujarat Ambuja Cements Ltd.	3,535,540	11,376
Indiabulls Financial Services Ltd.	775,438	11,242
UTI Bank Ltd.	696,124	10,632
Ranbaxy Laboratories Ltd.	1,070,292	10,222
Dr. Reddy's Laboratories Ltd.	654,403	10,187
Cipla Ltd.	2,155,231	10,075
Zee Entertainment Enterprises	1,217,439	9,688
Maruti Udyog Ltd.	447,562	9,249
Asea Brown Boveri India Ltd.	315,157	8,858
State Bank of India	222,602	8,849
Hero Honda Motors Ltd.	527,893	8,693
Associated Cement Cos. Ltd.	327,931	8,542
Infrastructure Development Finance Co., Ltd.	2,460,154	8,137
Siemens India Ltd.	254,607	7,980
Sun Pharmaceutical Industries Ltd.	349,437	7,966
Jindal Steel & Power Ltd.	75,710	7,735
Tata Power Co. Ltd.	399,267	7,186
Jaiprakash Associates Ltd.	335,736	6,842
Indian Hotels Co. Ltd.	1,988,922	6,774
HDFC Bank Ltd. ADR	74,805	6,479
Satyam Computer Services Ltd. ADR	239,545	6,386
Glenmark Pharmaceuticals Ltd.	312,731	5,266
Nestle India Ltd.	178,673	5,232
GlaxoSmithKline Pharmaceuticals (India) Ltd.	182,562	5,161
Indian Petrochemicals Corp., Ltd.	512,813	4,694
Bharat Forge Ltd.	666,309	4,653
State Bank of India GDR	49,983	4,570
Bharat Petroleum Corp. Ltd.	571,609	4,501
Ultratech Cemco Ltd.	195,762	4,424
Asian Paints (India) Ltd.	195,179	4,236
Bharat Electronics Ltd.	97,680	4,219
Tata Tea Ltd.	213,345	4,006
Mahanagar Telephone Nigam Ltd.	1,079,976	3,972
Hindustan Petroleum Corp., Ltd.	592,794	3,751
Videsh Sanchar Nigam Ltd.	308,905	3,460
^ Wipro Ltd. ADR	175,688	2,565
*^ Dr. Reddy's Laboratories Ltd. ADR	140,405	2,200
Ashok Leyland Ltd.	2,312,368	2,097
* Dish TV India Ltd.	956,653	2,024
Aditya Birla Nuvo Ltd.	40,588	1,489
^ Videsh Sanchar Nigam Ltd. ADR	43,394	998
Mahanagar Telephone Nigam Ltd. ADR	58,134	425
Infosys Technologies Ltd. ADR	5,765	286
Videocon Industries Ltd.	30,000	282
Reliance Industries Ltd. GDR	865	81

		1,264,952

Indonesia (1.6%)
PT Telekomunikasi Indonesia Tbk	62,226,179	73,973
PT Bumi Resources Tbk	111,368,050	31,996
PT Astra International Tbk	13,599,782	27,093
PT Bank Central Asia Tbk	39,326,390	26,365
PT Bank Rakyat Indonesia Tbk	35,114,820	23,423
PT Bank Mandiri Tbk	38,038,350	14,149
PT Indonesian Satellite Corp. Tbk	15,630,838	12,188
PT Perusahaan Gas Negara Tbk	11,902,565	11,686
PT Bank Danamon Tbk	11,046,362	9,894
PT Unilever Indonesia Tbk	10,346,475	8,326
PT United Tractors Tbk	8,083,501	7,385
PT International Nickel Indonesia Tbk	1,060,750	6,443
PT Indofood Sukses Makmur Tbk	29,982,712	6,376
PT Kalbe Farma Tbk	36,873,891	5,856
PT Aneka Tambang Tbk	20,114,075	5,728
PT Semen Gresik Tbk	924,232	5,194
PT Gudang Garam Tbk	4,419,100	4,711
PT Indocement Tunggal Prakarsa Tbk (Local)	6,261,715	4,333
* PT Bank Indonesia Tbk	51,071,595	3,989
PT Astra Agro Lestari Tbk	2,320,180	3,792
* PT Energi Mega Persada Tbk	36,251,905	3,713
PT Berlian Laju Tanker Tbk	12,934,574	2,612
PT Bank International Indonesia Tbk	109,260,500	2,221
PT Ramayana Lestari Sentosa Tbk	18,126,620	1,897
* PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	7,066,431	260

		303,603

Israel (2.4%)
Teva Pharmaceutical Industries Ltd.	4,557,576	191,880
Bank Hapoalim Ltd.	7,021,109	33,014
Israel Chemicals Ltd.	3,280,826	26,721
Bank Leumi Le-Israel	6,670,027	24,523
* Check Point Software Technologies Ltd.	625,476	15,237
Bezeq Israeli Telecommunication Corp., Ltd.	7,739,586	12,550
* NICE Systems Ltd.	330,581	10,943
* Alvarion Ltd.	1,048,859	10,761
United Mizrahi Bank Ltd.	1,406,109	9,760
* Israel Discount Bank Ltd.	4,670,368	9,573
Makhteshim-Agan Industries Ltd.	1,203,995	8,726
Africa-Israel Investments Ltd.	97,445	8,570
*^ Given Imaging Ltd.	304,979	8,564
Discount Investment Corp. Ltd.	273,712	8,260
The Israel Corp. Ltd.	10,194	7,249
Elbit Systems Ltd.	173,741	7,004
Partner Communications Co. Ltd.	417,896	6,869
IDB Development Corp. Ltd.	191,699	6,785
* Clal Insurance Enterprise Holdings Ltd.	274,425	6,552
* Aladdin Knowledge Systems	292,521	6,441
* ECI Telecom Ltd.	671,599	6,266
Migdal Insurance Holdings Ltd.	3,574,461	5,266
Harel Insurance Investments Ltd.	102,218	5,071
* Super Sol Ltd.	1,102,116	4,267
* Koor Industries Ltd.	54,213	3,546
* Syneron Medical Ltd.	145,043	3,436
* Orbotech Ltd.	155,403	3,349
* Radware Ltd.	190,013	2,710
* Retalix Ltd.	136,463	2,590
Clal Industries and Investments Ltd.	383,946	2,125
*^ Audiocodes Ltd.	207,568	1,154
Strauss Group Ltd.	91,542	1,033

		460,795

Malaysia (2.7%)
Bumiputra-Commerce Holdings Bhd.	14,340,800	48,304
Malayan Banking Bhd.	12,651,100	44,535
IOI Corp. Bhd.	23,418,300	35,551
Sime Darby Bhd.	9,830,800	28,627
Genting Bhd.	11,708,500	26,710
Malaysia International Shipping Corp., Bhd. (Foreign)	7,535,800	22,082
Tenaga Nasional Bhd.	7,003,700	22,054
Public Bank Bhd.	6,705,000	20,235
Resorts World Bhd.	16,502,300	19,677
Telekom Malaysia Bhd.	5,547,600	16,260
AMMB Holdings Bhd.	8,966,400	12,091
British American Tobacco Bhd.	1,046,200	12,062
Petronas Gas Bhd.	3,350,400	10,542
Kuala Lumpur Kepong Bhd.	2,794,450	10,392
PLUS Expressways Bhd.	10,315,300	9,681
YTL Corp., Bhd.	4,266,300	9,288
PPB Group Bhd.	4,050,600	8,663
IJM Corp. Bhd.	3,356,050	8,364
Golden Hope Plantations Bhd.	3,415,000	8,276
Tanjong Public Ltd. Co.	1,568,300	7,971
Gamuda Bhd.	3,520,100	7,889
SP Setia Bhd.	3,096,800	7,644
Berjaya Sports Toto Bhd.	4,686,300	6,722
UMW Holdings Malaysia Bhd.	1,539,500	6,700
RHB Capital Bhd.	3,805,200	6,678
Bursa Malaysia Bhd.	1,964,500	6,425
Petronas Dagangan Bhd.	2,331,200	6,007
Hong Leong Bank Bhd.	3,182,500	5,707
Magnum Corp., Bhd.	5,598,600	4,801
Shell Refining Co. Malaysia Bhd.	1,357,700	4,340
Highlands & Lowlands Bhd.	1,950,100	4,248
Astro All Asia Networks PLC	3,668,500	4,107
Star Publications Bhd.	4,070,900	4,106
UEM World Bhd.	3,311,983	4,040
Malaysia Mining Corp., Bhd.	1,848,400	3,964
Lafarge Malayan Cement Bhd.	7,991,600	3,916
* Malaysian Resources Corp., Bhd.	4,357,800	3,850
* Airasia Bhd.	6,046,400	3,408
Media Prima Bhd.	4,003,100	3,304
IGB Corp., Bhd.	4,061,400	3,104
Proton Holdings Bhd.	1,855,300	3,001
Scomi Group Bhd.	5,757,600	2,996
IOI Properties Bhd.	713,700	2,848
* Pos Malaysia & Services Holding Bhd.	2,007,000	2,760
KLCC Property Holdings Bhd.	2,546,000	2,630
Guinness Anchor Bhd.	1,525,000	2,581
DRB-Hicom Bhd.	4,225,900	2,489
Hong Leong Financial Group Bhd.	1,307,500	2,308
* Malaysian Airline System Bhd.	1,474,500	2,278
Multi-Purpose Holdings Bhd.	3,623,800	2,204
Malaysian Bulk Carriers Bhd.	1,732,775	2,136
TA Enterprise Bhd.	4,437,900	2,123
* Mulpha International Bhd.	4,446,800	2,033
Malaysian Pacific Industries Bhd.	550,000	1,457
Transmile Group Bhd.	811,400	1,192

		517,361

Mexico (5.6%)
America Movil SA de CV	118,068,161	351,693
Cemex SA CPO	47,076,645	152,061
Telefonos de Mexico SA	52,295,980	89,770
Grupo Televisa SA CPO	15,450,589	78,173
Wal-Mart de Mexico SA	21,021,542	76,439
Fomento Economico Mexicano UBD	14,556,012	53,830
Grupo Mexico SA de CV	7,193,727	50,626
Grupo Financerio Banorte SA de CV	9,263,391	41,875
Grupo Modelo SA	3,763,052	20,376
Grupo Carso SA de CV Series A1	4,317,742	17,556
Alfa SA de CV Series A	2,434,615	16,739
* Empresas ICA SA de CV	2,582,019	16,360
* Corporacion GEO, SA de CV	2,766,511	15,171
Kimberly Clark de Mexico SA de CV Series A	3,493,801	13,846
Grupo Bimbo SA	2,284,016	12,767
Coca-Cola Femsa SA de CV	2,193,029	9,985
Industrias Penoles SA Series CP	746,634	9,791
Grupo Aeroportuario del Pacifico SA ADR	200,593	9,753
* Desarrolladora Homex SA de CV	948,980	8,984
Consorcio ARA SA de CV	5,528,308	8,135
Controladora Comercial Mexicana SA de CV (Units)	2,837,215	7,787
* URBI Desarrollos Urbanos SA de CV	1,668,908	7,055
* Carso Infraestructura y Construccion, SA	5,526,792	6,407
Grupo Aeroportuario del Pacifico SA	1,007,607	4,893
Grupo Aeroportuario del Sureste SA de CV	367,451	1,928
* Cemex SAB de CV ADR	12,499	404

		1,082,404

Peru (0.7%)
Southern Peru Copper Corp. (U.S. Shares)	319,204	35,977
Southern Peru Copper Corp.	263,069	30,121
Credicorp Ltd.	353,213	22,923
Compania de Minas Buenaventura S.A.u	460,747	18,354
Volcan Compania Minera SA	2,183,243	11,612
Minsur SA	2,834,077	10,492
Compania de Minas Buenaventura S.A.u. ADR	131,062	5,231

		134,710

Philippines (0.6%)
Philippine Long Distance Telephone Co.	362,424	20,612
Ayala Land, Inc.	34,748,209	12,799
Bank of Philippine Islands	7,649,118	10,919
Ayala Corp.	879,972	10,172
SM Investments Corp.	1,117,883	9,935
SM Prime Holdings, Inc.	38,024,124	9,480
San Miguel Corp. Class B	4,134,830	6,580
Megaworld Corp.	68,782,573	5,731
Globe Telecom, Inc.	193,789	5,580
Metropolitan Bank & Trust Co.	3,993,341	5,332
Manila Electric Co.	2,084,393	4,576
Jollibee Foods Corp.	3,902,843	4,179
Banco De Oro	2,856,491	4,142
Petron Corp.	24,632,950	3,232
First Philippine Holdings Corp.	1,733,003	3,196
* Filinvest Land, Inc.	33,810,058	1,396

		117,861

Poland (1.8%)
Powszechna Kasa Oszczednosci Bank Polski SA	3,080,829	65,044
Bank Polska Kasa Opieki Grupa Pekao SA	502,605	46,294
* Polski Koncern Naftowy SA	1,953,114	38,344
Telekomunikacja Polska SA	4,420,667	34,832
KGHM Polska Miedz SA	697,675	31,020
Bank Przemyslowo Handlowy PBK SA	56,306	19,551
Bank Zachodni WBK SA	174,725	17,399
Polish Oil & Gas	7,398,060	12,970
* Bank Rozwoju Eksportu SA	67,208	12,130
* Globe Trade Centre SA	874,298	12,059
TVN SA	802,515	6,730
Grupa Kety SA	85,811	6,157
Asseco Poland SA	172,230	5,133
Orbis SA	182,975	4,747
Polska Grupa Farmaceutyczna	115,299	4,634
* Budimex SA	114,953	4,386
Mondi Packaging Paper Swieci SA	114,206	4,006
Prokom Software SA	70,168	3,914
* PBG S.A.	28,416	3,389
Agora SA	189,189	2,969
* Echo Investment S.A.	86,968	2,935
Debica SA	61,449	2,669
* Bioton S.A.	3,180,742	1,809
Computerland SA	49,782	1,341
* Boryszew SA	26,662	230

		344,692

Russia (9.1%)
* OAO Gazprom ADR	15,373,586	657,818
Lukoil Sponsored ADR	3,186,183	252,115
Mining and Metallurgical Co. Norilsk Nickel ADR	626,660	148,518
* RAO Unified Energy System GDR	650,508	89,933
* Mobile TeleSystems ADR	1,342,163	85,831
OAO Vimpel-Communications Sponsored ADR	735,149	77,852
* VTB Bank OJSC - GDR	6,375,064	67,894
Surgutneftegaz OJSC ADR	1,116,698	62,317
Tatneft GDR	509,703	49,923
NovaTek OAO GDR	692,681	36,886
Cherepovets MK Severstal GDR	2,056,412	36,296
*^ Rostelecom ADR	616,778	35,156
Novolipetsk Steel GDR	1,101,395	34,255
Polyus Gold ADR	774,369	30,975
* Sistema JSFC GDR	854,549	26,480
* Mechel OAO ADR	578,803	24,043
Wimm-Bill-Dann Foods ADR	206,941	19,452
Comstar United Telesystems GDR	1,522,450	16,352

		1,752,096

South Africa (7.1%)
Sasol Ltd.	3,449,109	130,159
MTN Group Ltd.	8,627,147	121,054
Standard Bank Group Ltd.	8,322,231	117,825
Impala Platinum Holdings Ltd.	3,114,862	90,374
FirstRand Ltd.	19,891,204	63,680
Anglo Platinum Ltd.	445,438	61,073
Gold Fields Ltd.	3,325,882	54,372
Sanlan Ltd.	16,573,676	52,571
Naspers Ltd.	1,954,529	48,524
Telkom South Africa Ltd.	2,059,784	48,278
AngloGold Ltd.	849,413	35,599
Nedbank Group Ltd.	1,756,932	32,623
* Harmony Gold Mining Co., Ltd.	2,220,946	30,496
Bidvest Group Ltd.	1,440,788	29,017
Sappi Ltd.	1,637,274	26,150
Mittal Steel South Africa Ltd.	1,505,672	25,984
Murray & Roberts Holdings Ltd.	2,376,713	25,211
Barloworld Ltd.	1,433,653	25,192
Pretoria Portland Cement Co. Ltd.	3,716,228	21,964
Aveng Ltd.	2,942,028	21,951
Imperial Holdings Ltd.	1,109,246	21,507
African Bank Investments Ltd.	4,494,197	20,552
Steinhoff International Holdings Ltd.	6,180,520	19,550
Tiger Brands Ltd.	719,738	18,631
Investec Ltd.	1,421,550	17,563
Network Healthcare Holdings Ltd.	9,996,772	17,368
Reunert Ltd.	1,722,065	17,228
Massmart Holdings Ltd.	1,250,666	14,594
Truworths International Ltd.	2,773,107	13,993
Kumba Iron Ore Ltd.	513,083	13,617
JD Group Ltd.	1,296,805	13,188
Shoprite Holdings Ltd.	2,928,729	12,858
Liberty Group Ltd.	1,023,596	12,834
Woolworths Holdings Ltd.	4,320,442	11,781
Nampak Ltd.	3,481,057	9,812
Foschini Ltd.	1,088,141	9,088
Aspen Pharmacare Holdings Ltd.	1,716,203	8,000
Spar Group Ltd.	1,039,902	7,773
Metropolitan Holdings Ltd.	3,545,284	7,310
AVI Ltd.	2,643,793	6,921
Grindrod Ltd.	1,894,450	6,261
Fountainhead Property Trust	6,511,803	5,881
Lewis Group Ltd.	593,954	5,102
Pick'n Pay Stores Ltd.	1,039,130	4,916
* Mondi Ltd.	529,155	4,512
Ellerine Holdings Ltd.	420,575	3,783
Super Group Ltd.	2,112,745	3,679

		1,370,399

South Korea (16.7%)
Samsung Electronics Co., Ltd.	604,686	399,195
POSCO	364,733	210,915
Kookmin Bank	1,861,481	162,477
Hyundai Heavy Industries Co., Inc.	272,534	105,147
Shinhan Financial Group Ltd.	1,507,069	101,989
Hyundai Motor Co. Ltd.	1,012,312	88,818
1 Samsung Electronics Co., Ltd. GDR	227,160	74,826
* SK Energy Co., Ltd.	436,057	74,475
Korea Electric Power Corp.	1,481,461	71,030
Samsung Electronics Co., Ltd. Pfd.	142,061	70,365
* POSCO ADR	480,757	68,484
Shinsegae Co., Ltd.	93,871	61,284
Samsung Heavy Industries Co., Ltd.	1,122,290	61,004
Samsung Corp.	855,790	56,845
KT & G Corp.	755,662	56,613
LG Electronics Inc.	624,777	52,398
Samsung Fire & Marine Insurance Co.	237,141	48,678
* NHN Corp.	243,479	44,459
SK Telecom Co., Ltd.	182,278	40,810
Hana Financial Group Inc.	751,242	40,535
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	617,950	40,202
Hyundai Mobis	367,020	39,543
KT Corp.	751,304	35,921
Hyundai Development Co.	413,680	34,327
SK Holdings Co Ltd	178,108	33,451
GS Engineering & Construction Corp.	223,471	33,174
Samsung Securities Co. Ltd.	330,403	30,698
LG Chem Ltd.	303,832	30,344
Daewoo Engineering & Construction Co., Ltd.	985,435	29,375
Daelim Industrial Co.	169,758	28,950
* LG. Philips LCD Co., Ltd.	612,564	28,509
S-Oil Corp.	306,368	26,848
* Kookmin Bank Sponsored ADR	311,839	26,753
Hanjin Heavy Industries Co. Ltd.	300,120	24,937
Daewoo Securities Co., Ltd.	680,780	24,670
* Hyundai Engineering & Construction Co., Ltd.	283,098	24,537
Samsung Engineering Co., Ltd.	204,600	24,001
Hyundai Mipo Dockyard Co., Ltd.	75,514	23,806
Lotte Shopping Co., Ltd.	58,641	22,881
Samsung Electro-Mechanics Co.	393,740	20,864
Hanjin Shipping Co., Ltd.	329,000	20,794
* Kia Motors	1,308,280	19,856
Korea Telecom Freetel	628,503	19,718
Hyundai Securities Co.	550,679	18,283
Korean Air Co. Ltd.	228,178	18,275
Samsung Techwin Co., Ltd.	292,234	18,043
CJ Corp.	127,894	17,588
Korea Zinc Co., Ltd.	79,530	17,513
Cheil Industrial, Inc.	295,980	17,114
* Shinhan Financial Group Co., Ltd. ADR	125,048	16,983
Woori Investment & Securities Co., Ltd.	516,279	16,812
Korea Investment Holdings Co., Ltd.	242,610	16,541
Kangwon Land Inc.	727,738	16,347
Hankook Tire Co. Ltd.	713,050	16,282
Samsung SDI Co. Ltd.	228,837	15,846
Daegu Bank	805,435	15,771
* SK Telecom Co. Ltd. ADR	554,226	15,596
Pusan Bank	804,485	15,403
Doosan Infracore Co., Ltd.	365,840	14,509
Daewoo International Corp.	279,337	13,918
Kumkang Korea Chemical Co., Ltd.	29,637	13,578
* Korea Electric Power Corp. ADR	548,002	13,004
Hyundai Motor Co., Ltd.	264,437	12,857
Honam Petrochemical Corp.	93,860	12,829
Tong Yang Investment Bank	588,228	12,819
Yuhan Corp.	56,935	12,020
Hyundai Department Store Co., Ltd.	101,368	10,904
Hite Brewery Co., Ltd.	82,555	10,854
LS Cable Ltd.	117,770	10,652
Daishin Securities Co.	260,557	10,424
Dongkuk Steel Mill Co., Ltd.	266,560	10,278
Doosan Heavy Industries and Construction Co., Ltd.	97,262	10,185
Lotte Confectionery Co., Ltd.	5,785	10,096
Mirae Asset Securities Co., Ltd.	103,011	9,861
Dongbu Insurance Co., Ltd.	231,815	9,692
Hyosung Corp.	153,283	9,655
LG Household & Health Care Ltd.	72,210	9,571
Amorepacific Corp.	13,340	9,571
Hanwha Chemical Corp.	385,690	9,415
Woongjin Coway Co., Ltd.	287,459	9,315
Hyundai Marine & Fire Insurance Co., Ltd.	474,456	9,054
Korea Exchange Bank	574,110	8,907
Hanwha Corp.	141,664	8,868
LG Petrochemical Co., Ltd.	175,250	8,289
* NCsoft Corp.	98,821	8,123
Hyundai Steel Co.	110,015	7,918
Cheil Communications Inc.	25,248	7,909
ORION Corp.	23,070	7,703
Hanmi Pharm Co., Ltd.	46,893	7,550
Lotte Chilsung Beverage Co., Ltd.	4,596	7,495
LG International Corp.	193,716	7,059
Samsung Fine Chemicals Co., Ltd.	120,790	6,982
S1 Corp.	119,660	6,896
Korean Reinsurance Co.	459,411	6,866
Nong Shim Co. Ltd.	24,027	6,534
* KT Corp. ADR	273,243	6,427
Asiana Airlines	576,765	6,314
Hyundai Autonet Co., Ltd.	683,282	6,235
LG Electronics Inc.	128,211	6,078
Pacific Corp.	27,076	5,397
Poongsan Corp.	154,780	5,161
* Daum Communications Corp.	65,880	4,969
LG Fashion Corp.	142,623	4,856
Hyundai Merchant Marine Co., Ltd.	80,450	3,990

		3,198,490

Taiwan (12.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	116,274,650	228,315
Hon Hai Precision Industry Co., Ltd.	26,347,053	216,633
MediaTek Inc.	5,181,502	92,371
Cathay Financial Holding Co.	34,559,431	89,715
China Steel Corp.	54,105,126	70,599
Nan Ya Plastic Corp.	32,007,291	70,298
Formosa Plastic Corp.	25,959,289	63,707
AU Optronics Corp.	34,659,403	58,709
United Microelectronics Corp.	97,407,485	54,224
Chunghwa Telecom Co., Ltd.	30,244,212	52,033
* Innolux Display Corp.	11,431,000	51,093
Asustek Computer Inc.	16,274,663	46,218
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,089,846	41,512
Formosa Chemicals & Fibre Corp.	17,907,276	41,493
* High Tech Computer Corp.	2,056,720	37,447
* Mega Financial Holding Co. Ltd.	53,031,224	37,195
Delta Electronics Inc.	9,279,937	36,355
Formosa Petrochemical Corp.	12,396,000	34,213
Acer Inc.	14,197,270	31,101
* Chinatrust Financial Holding	38,234,185	30,099
Siliconware Precision Industries Co.	14,203,228	27,143
Chi Mei Optoelectronics Corp.	23,631,666	26,296
* Advanced Semiconductor Engineering Inc.	18,644,670	24,242
China Development Financial Holding Corp.	56,650,274	23,948
Compal Electronics Inc.	20,277,743	23,038
Foxconn Technology Co., Ltd.	2,059,090	22,806
* Fuhwa Financial Holdings Co., Ltd.	33,874,773	22,067
Shin Kong Financial Holdings Co.	17,651,856	21,322
Fubon Financial Holding Co., Ltd.	22,261,100	20,592
Taiwan Cement Corp.	16,792,627	20,205
Powerchip Semiconductor Corp.	31,380,000	20,130
First Financial Holding Co., Ltd.	26,554,707	19,624
Catcher Technology Co., Ltd.	2,090,806	19,019
Taiwan Cellular Corp.	15,018,360	17,782
Uni-President Enterprises Co.	16,374,590	17,560
* Inotera Memories, Inc.	14,143,000	17,396
Quanta Computer Inc.	10,586,180	17,188
Far Eastern Textile Ltd.	15,084,173	17,185
Lite-On Technology Corp.	10,276,407	16,922
SinoPac Holdings	33,533,214	16,918
Chang Hwa Commercial Bank	24,484,094	15,659
* Taishin Financial Holdings	28,905,678	15,435
Hau Nan Financial Holdings Co., Ltd.	20,541,695	14,045
Pou Chen Corp.	11,744,733	13,181
Novatek Microelectronics Corp., Ltd.	2,787,185	12,830
Realtek Semiconductor Corp.	2,184,051	12,540
* Tatung Co., Ltd.	21,993,000	11,681
* Macronix International Co., Ltd.	17,976,486	11,553
Mosel Vitelic Inc.	6,151,000	11,239
Asia Cement Corp.	8,622,533	11,047
* Chunghwa Picture Tubes, Ltd.	38,687,331	10,972
D-Link Corp.	4,122,458	10,206
Taiwan Fertilizer Co., Ltd.	4,454,000	10,038
^ United Microelectronics Corp. ADR	3,045,751	9,838
* Wistron Corp.	4,846,000	9,823
ProMOS Technologies Inc.	25,310,000	9,761
E.Sun Financial Holding Co., Ltd.	17,348,637	9,692
* Synnex Technology International Corp.	4,495,028	9,418
* CMC Magnetics Corp.	17,114,700	9,366
* HannStar Display Corp.	31,772,132	9,100
* President Chain Store Corp.	3,174,985	8,786
* Epistar Corp.	1,715,000	8,785
* Powertech Technology Inc.	1,860,000	8,683
Walsin Lihwa Corp.	15,787,970	8,601
AU Optronics Corp. ADR	494,144	8,361
Mitac International Corp.	6,785,772	8,231
Winbond Electronics Corp.	20,847,000	8,076
Largan Precision Co., Ltd.	633,538	7,867
Wintek Corp.	5,826,607	7,678
Tripod Technology Corp.	1,707,179	7,452
Cheng Shin Rubber Industry Co., Ltd.	4,192,555	7,358
Nan Ya Printed Circuit Board Corp.	1,150,000	7,331
Yageo Corp.	15,094,520	7,010
* BENQ Corp.	14,041,692	6,933
* U-Ming Marine Transport Corp.	2,616,600	6,900
Formosa Taffeta Co., Ltd.	5,333,868	6,503
Chunghwa Telecom Co., Ltd. ADR	390,747	6,479
Inventec Co., Ltd.	9,315,711	6,457
Nanya Technology Corp.	7,877,397	6,380
Unimicron Technology Corp.	4,408,440	6,349
* Yulon Motor Co., Ltd.	4,850,676	6,143
* Via Technologies Inc.	6,281,379	6,024
* Polaris Securities Co., Ltd.	10,296,502	5,922
Teco Electric & Machinery Co., Ltd.	9,655,000	5,134
Asia Optical Co., Inc.	1,164,853	5,111
Advantech Co., Ltd.	1,581,622	4,995
Phoenix Precision Technology Corp.	3,916,900	4,993
* Ritek Corp.	13,816,194	4,951
Wan Hai Lines Ltd.	6,258,370	4,888
Zyxel Communications Corp.	2,436,554	4,846
Eternal Chemical Co., Ltd.	3,281,815	4,746
Yang Ming Marine Transport	6,120,985	4,490
Cheng Uei Precision Industry Co., Ltd.	1,449,814	4,429
Kinsus Interconnect Technology Corp.	1,106,600	4,403
Evergreen Marine Corp.	6,105,879	4,117
Micro-Star International Co., Ltd.	4,321,797	3,999
China Motor Co., Ltd.	4,227,028	3,821
Taiwan Glass Industrial Corp.	4,228,594	3,679
Motech Industries Inc.	290,000	3,600
* Compal Communications, Inc.	1,277,800	3,595
Yuen Foong Yu Paper Manufacturing Co., Ltd.	7,033,172	3,446
Cathay Construction Corp.	5,734,779	3,327
* China Airlines	7,006,082	3,235
Compeq Manufacturing Co., Ltd.	6,031,750	3,108
* Gigabyte Technology Co., Ltd.	3,659,626	3,075
Waterland Financial Holdings	8,688,000	3,052
*^ Advanced Semiconductor Engineering Inc. ADR	463,762	3,042
Siliconware Precision Industries Co. ADR	313,327	3,020
Inventec Appliances Corp.	1,527,645	2,999
Vanguard International Semiconductor Corp.	3,495,265	2,983
* EVA Airways Corp.	7,143,879	2,895
Kinpo Electronics, Inc.	6,647,506	2,886
Oriental Union Chemical Corp.	3,173,576	2,883
Yieh Phui Enterprise	5,531,487	2,630
Taiwan Secom Corp., Ltd.	1,454,846	2,284
Ya Hsin Industrial Co., Ltd.	5,306,018	964

		2,312,072

Thailand (1.6%)
PTT Public Co., Ltd. (Foreign)	5,643,137	52,463
PTT Exploration & Production Public Co. Ltd. (Foreign)	7,883,173	29,876
Kasikornbank Public Co. Ltd. (Foreign)	10,131,001	25,538
Bangkok Bank Public Co., Ltd. (Foreign)	6,247,097	23,318
Siam Cement Public Co. Ltd. (Foreign)	2,351,890	18,789
Advanced Info Service Public Co. Ltd. (Foreign)	5,737,782	16,537
Siam Commercial Bank Public Co. Ltd. (Foreign)	5,476,617	13,296
IRPC Public Co. Ltd. (Foreign)	59,769,460	12,387
Bangkok Bank Public Co. Ltd. (Local)	2,431,344	9,092
Banpu Public Co. Ltd. (Foreign)	876,443	7,279
Rayong Refinery Public Co. Ltd. (Foreign)	9,709,490	6,928
Krung Thai Bank Public Co. Ltd. (Foreign)	18,612,301	6,472
PTT Chemical Public Co. Ltd. (Foreign)	1,951,913	6,415
C.P. 7-Eleven Public Co. Ltd. (Foreign)	17,143,200	6,091
Airports of Thailand Public Co. Ltd. (Foreign)	2,923,371	5,583
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	33,441,699	5,198
Land and Houses Public Co. Ltd. (Foreign)	19,005,185	4,791
Thai Airways International Public Co. Ltd.	3,347,388	4,757
BEC World Public Co. Ltd. (Foreign)	6,321,430	4,548
Siam Cement Public Co. Ltd. (Local)	532,430	4,251
Central Pattana Public Co. Ltd. (Foreign)	4,039,400	4,066
Siam City Cement Public Co. Ltd. (Foreign)	471,744	4,023
The Aromatics (Thailand) Public Co. Ltd. (Foreign)	1,782,125	3,878
Kasikornbank Public Co., Ltd. (Local)	1,607,170	3,865
Precious Shipping Public Co. Ltd. (Foreign)	3,446,964	3,802
Land and Houses Public Co. Ltd. (Local)	15,423,400	3,326
* True Corp. Public Co. Ltd. (Foreign)	13,355,915	3,262
Ratchaburi Electricity Generating Holding Public C	2,361,900	3,252
Glow Energy Public Co. Ltd. (Foreign)	3,187,400	2,973
Electricity Generating Public Co. Ltd. (Foreign)	767,548	2,835
Hana Microelectronics Public Co. Ltd. (Foreign)	3,233,800	2,465
Thanachart Capital Public Co. Ltd. (Foreign)	4,415,421	2,170
Siam Makro Public Co. Ltd. (Foreign)	677,200	1,764
Bangkok Expressway Public Co. Ltd. (Foreign)	2,216,300	1,621
Banpu Public Co. Ltd. (Local)	130,988	1,082
Electricity Generating Public Co. Ltd. (Local)	290,600	1,007
PTT Public Co., Ltd. (Local)	34,810	320
Advanced Info Service Public Co., Ltd. (Local)	105,173	303
PTT Exploration and Production Public Co. Ltd. (Local)	50,742	190
The Aromatics (Thailand) Public Co. Ltd. (Local)	84,330	181
Siam Commercial Bank Public Co. Ltd. (Local)	48,344	116
Siam City Cement Public Co. Ltd. (Local)	12,232	103
Thanachart Capital Public Co. Ltd. (Local)	159,554	77
Siam Makro Public Co. Ltd.	28,100	73
C.P. 7-Eleven Public Co. Ltd. (Local)	205,500	73
Rayong Refinery Public Co. Ltd. (Local)	99,100	70
Precious Shipping Public Co., Ltd. (Local)	26,064	28
Krung Thai Bank Public Co. Ltd. (Local)	77,514	27
Charoen Pokphand Foods Public Co. Ltd. (Local)	168,078	26
Airports of Thailand Public Co. Ltd. (Local)	12,774	24
* True Corp. Public Co. Ltd. (Local)	100,710	24
PTT Chemical Public Co. Ltd. (Local)	6,012	20
Thai Airways International Public Co. Ltd. (Local)	12,072	17
True Corp. Public Co. Ltd. Warrants Exp. 4/30/10	1,020,789	0

		310,672

Turkey (1.7%)
Akbank T.A.S.	7,557,167	50,524
Turkiye Garanti Bankasi A.S.	6,683,109	45,374
Turkiye Is Bankasi A.S. C Shares	6,737,025	36,166
Haci Omer Sabanci Holding A.S.	3,698,759	20,463
Turkcell Iletisim Hizmetleri A.S.	2,906,776	20,443
Tupras-Turkiye Petrol Rafinerileri A.S.	770,686	18,777
Anadolu Efes Biracilik ve Malt Sanayii A.S.	400,979	15,853
Turkiye Vakiflar Bankasi TAO	4,751,534	15,101
Migros Turk A.S.	904,845	14,753
* Yapi ve Kredi Bankasi A.S.	4,092,694	12,126
Eregli Demir ve Celik Fabrikalari A.S.	1,582,748	11,415
Aksigorta A.S.	1,311,844	8,983
* Dogan Sirketler Grubu Holding A.S.	3,508,171	7,520
Arcelik A.S.	795,763	6,634
* KOC Holding A.S.	1,446,322	6,558
Tofas Turk Otomobil Fabrikasi A.S.	1,181,382	5,623
* Hurriyet Azteccilik ve Matbaacillik A.S.	1,335,830	4,050
Is Gayrimenkul Yatirim Ortakligi A.S.	2,381,339	4,048
Adana Cimento Sanayii T.A.S.	546,139	4,014
* Dogan Yayin Holding A.S.	849,972	3,701
Cimsa Cemento Sanayi ve Ticaret A.S.	461,536	3,514
Akcansa Cimento A.S.	426,497	3,178
Trakya Cam Sanayii A.S.	580,579	2,162
Ulker Gida Sanayi ve Ticaret A.S.	447,092	1,857
Aygaz A.S.	288,507	1,254
* Petkim Petrokimya Holding A.S.	136,644	1,092
Ford Otomotiv Sanayi A.S.	107,647	1,054
* Turk Hava Yollari Anonim Ortakligi	69,254	514
Turk Sise ve Cam Fabrikalari A.S.	93,971	417
* Vestel Elektronik Sanayi ve Ticaret A.S.	18,000	45

		327,213

Total Common Stocks
(Cost $11,435,470)		19,121,867

Temporary Cash Investment (0.6%)

2 Vanguard Market Liquidity Fund, 5.302%
(Cost $117,500)	117,499,830	117,500

Total Investments (100.2%)
(Cost $11,552,970)		19,239,367

Other Assets and Liabilities - Net (-0.2%)		(43,996)

Net Assets (100%)		19,195,371

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of this security represented 0.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At July 31, 2007, the cost of investment securities for tax purposes was $11,558,734,000. Net unrealized appreciation of investment securities for tax purposes was $7,680,633,000, consisting of unrealized gains of $7,843,986,000 on securities that had risen in value since their purchase and $163,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Swap Contracts: The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investment in China to 13.2%. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 0.5%, respectively, of net assets.

At July 31, 2007, the fund had the following open swap contracts with Merrill Lynch as counterparty:

Country/Referenced Entity	Termination Date	Notional Amount ($000)	Floating Interest Rate Received (Paid) [1]	Market Value ($000)	Unrealized Appreciation (Depreciation) ($000)

China
Bank of China	8/14/07	19,481	(1.36%)	23,255	3,774

					3,774

1Based on three-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

Vanguard FTSE All-World ex-US Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.9%)

Argentina (0.1%)
Tenaris SA ADR	9,770	471
* Petrobras Energia Participaciones SA ADR	7,593	83
Banco Macro Bansud SA ADR	2,416	68
* Telecom Argentina SA ADR	200	4
BBVA Banco Frances SA ADR	300	3

		629

Australia (4.8%)
BHP Billiton Ltd.	118,746	3,782
Commonwealth Bank of Australia	43,720	2,006
National Australia Bank Ltd.	55,623	1,810
Australia & New Zealand Bank Group Ltd.	61,611	1,477
Westpac Banking Corp., Ltd.	61,829	1,367
Woolworths Ltd.	41,157	949
Westfield Group	58,392	940
Rio Tinto Ltd.	11,495	896
QBE Insurance Group Ltd.	29,498	745
Woodside Petroleum Ltd.	16,920	615
Macquarie Bank Ltd.	8,727	602
Telstra Corp. Ltd.	147,163	574
AMP Ltd.	61,785	525
St. George Bank Ltd.	17,493	511
Suncorp-Metway Ltd.	30,876	505
Coles Group Ltd.	39,110	481
Brambles Ltd.	48,549	455
CSL Ltd.	6,064	454
Wesfarmers Ltd.	12,520	413
Stockland	53,951	351
Foster's Group Ltd.	69,668	347
Tabcorp Holdings Ltd.	21,384	294
WorleyParsons Ltd.	10,219	293
Origin Energy Ltd.	35,158	291
Insurance Australia Group Ltd.	59,346	286
Macquarie Goodman Group	55,333	282
Zinifex Ltd.	17,034	282
Lend Lease Corp.	16,812	265
GPT Group	67,625	257
Toll Holdings Ltd.	21,084	252
Orica Ltd.	10,659	250
Alumina Ltd.	39,999	247
AXA Asia Pacific Holdings Ltd.	39,887	247
Aristocrat Leisure Ltd.	21,180	244
Australian Stock Exchange Ltd.	5,840	241
Newcrest Mining Ltd.	11,320	237
BlueScope Steel Ltd.	25,430	235
Macquarie Infrastructure Group	82,277	227
Santos Ltd.	20,254	227
Computershare Ltd.	27,000	226
* Asciano Group	27,462	223
Tattersall's Ltd.	53,636	222
Oxiana Ltd.	69,062	215
Transurban Group	35,220	214
Leighton Holdings Ltd.	6,426	211
Mirvac Group	48,595	211
Coca-Cola Amatil Ltd.	27,060	209
Alinta Ltd.	16,480	207
Harvey Norman Holdings Ltd.	44,981	201
Centro Properties Group	27,994	188
Goodman Fielder Ltd.	86,130	186
* Fortescue Metals Group Ltd.	6,563	183
Sonic Healthcare Ltd.	13,980	182
AGL Energy Ltd.	13,755	180
Qantas Airways Ltd.	36,570	177
Multiplex Group	42,298	177
Babcock & Brown Ltd.	7,315	173
Cochlear Ltd.	3,315	173
Metcash Ltd.	45,151	170
Lion Nathan Ltd.	23,670	170
Amcor Ltd.	29,147	170
Oil Search Ltd.	51,393	168
DB RREEF Trust	99,006	152
Boral Ltd.	21,570	141
Perpetual Trustees Australia Ltd.	1,969	129
Investa Property Group	51,331	127
* Paladin Resources Ltd.	20,537	122
James Hardie Industries NV	18,904	120
CSR Ltd.	39,030	110
OneSteel Ltd.	13,991	79
CFS Gandel Retail Trust	38,831	70
Sims Group Ltd.	3,060	70
Caltex Australia Ltd.	3,294	69
Macquarie Office Trust	48,014	62
Publishing & Broadcasting Ltd.	3,728	58
ABC Learning Centres Ltd.	9,860	58
Macquarie Airports Group	15,568	57
Allco Finance Group Ltd.	6,318	57
* Westfield Group	3,599	57
Commonwealth Property Office Fund	39,736	54
Macquarie CountryWide Trust	32,075	53
Bendigo Bank Ltd.	3,783	52
John Fairfax Holdings Ltd.	12,239	50
Minara Resources Ltd.	9,492	50
Symbion Health Ltd.	13,481	47
Billabong International Ltd.	3,196	44
Nufarm Ltd.	3,763	42
Downer EDI Ltd.	5,872	35
Adelaide Bank Ltd.	2,631	34
Challenger Financial Services Group Ltd.	7,224	34
Futuris Corp., Ltd.	15,109	31
Ansell Ltd.	3,035	30
Bank of Queensland Ltd.	2,010	30
Smorgon Steel Group Ltd.	11,979	28
Flight Centre Ltd.	1,718	26
Centro Retail Trust	18,364	26
Southern Cross Broadcasting (Australia) Ltd.	1,770	26
Australand Property Group	12,713	25
GWA International Ltd.	6,794	25
Paperlinx Ltd.	9,212	25
Gunns Ltd.	8,651	25
Australian Wealth Management Ltd.	10,413	23
Sigma Pharmaceuticals Ltd.	14,348	22
Spotless Group Ltd.	5,764	22
AWB Ltd.	7,165	22
Ten Network Holdings Ltd.	9,665	22
SP Ausnet	18,645	21
West Australian Newspaper Holdings Ltd.	1,731	21
Energy Resources of Australia Ltd.	1,228	21
Iluka Resources Ltd.	4,106	21
Adelaide Brighton Ltd.	3,140	9
Envestra Ltd.	8,973	8
Corporate Express Australia Limited	1,345	8
Australian Pharmaceutical Industries Ltd.	2,798	5
Austereo Group Ltd.	2,615	4
APN News & Media Ltd.	217	1
* Tower Australia Group Ltd.	477	1

		31,459

Austria (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	8,370	630
Voestalpine AG	4,889	407
OMV AG	4,687	291
Telekom Austria AG	11,884	290
* IMMOEAST Immobilien Anlagen AG	21,134	274
Raiffeisen International Bank-Holding AG	1,556	233
* Immofinanz Immobilien Anlagen AG	11,883	149
Wiener Staedtische Allgemeine Versicherung AG	2,040	143
Wienerberger AG	1,830	126
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,740	85
EVN AG	178	20

		2,648

Belgium (0.9%)
Fortis	22,595	891
Dexia	30,932	884
Fortis (Amsterdam Shares)	22,391	883
KBC Bank & Verzekerings Holding	6,364	828
InBev	5,836	470
UCB SA	6,480	364
Delhaize Group	3,325	309
Groupe Bruxelles Lambert SA	2,243	272
Solvay SA	1,775	269
Belgacom SA	4,702	190
Colruyt NV	870	185
Umicore	635	144
Agfa Gevaert NV	3,046	64
Compagnie Nationale a Portefeuille	878	62
KBC Ancora	396	43
Mobistar SA	274	21

		5,879

Brazil (2.3%)
Petroleo Brasileiro Series A ADR	27,666	1,545
Companhia Vale do Rio Doce ADR	31,059	1,315
Cia Vale do Rio Doce ADR	24,650	1,208
Petroleo Brasileiro SA ADR	15,104	980
Banco Bradesco SA ADR	34,458	897
Banco Itau Holding Financeira SA ADR	18,587	850
Companhia Siderurgica Nacional SA ADR	9,000	519
Itausa-Investimentos Itau SA	71,655	450
Petroleo Brasileiro SA	12,800	416
Banco do Brasil SA	24,623	388
Companhia de Bebidas das Americas Pfd.	535,000	371
Embraer-Empresa Brasileira de Aeronautica SA ADR	8,250	357
Gerdau SA ADR	12,750	322
Petroleo Brasileiro SA Pfd.	10,873	306
Tele Norte Leste Participacoes ADR	12,000	255
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	3,735	230
Brasil Telecom Participacoes ADR	3,450	228
Companhia Energetica de Minas Gerais ADR	10,251	209
* Redecard SA	11,037	188
Aracruz Celulose SA ADR	2,953	187
Companhia de Concessoes Rodoviarias	10,376	187
Companhia de Bebidas das Americas ADR	2,715	186
All America Latina Logistica	13,290	182
Natura Cosmeticos SA	14,523	174
Votorantim Celulose e Papel SA ADR	5,942	141
^ Braskem SA ADR	7,500	136
Tim Participacoes SA Pfd.	37,658	130
* Net Servicos de Comunicacao SA	7,679	123
Bradespar SA Pfd.	2,770	117
Sadia SA ADR	2,308	111
Companhia Vale do Rio Doce Pfd. Class A	2,500	105
Metalurgica Gerdau SA	3,044	102
Banco Itau Holding Financeira SA	2,000	91
Centrais Electricas Brasileiras SA	3,367,481	89
Lojas Americanas SA Pfd.	950,000	85
Weg SA	7,535	84
* Vivo Participacoes SA ADR	18,000	81
Tractebel Energia SA	6,370	77
Cyrela Brazil Realty SA	6,486	77
Suzano Papel e Celulose SA	5,004	70
* CESP - Companhia Energetica de Sao Paulo	3,879,848	69
Companhia Vale do Rio Doce	1,400	68
Usinas Siderurgicas de Minas Gerais SA	960	68
Companhia de Bebidas das Americas	93,388	65
Perdigao SA	3,300	63
Tam SA	2,215	60
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	1,555,000	59
Souza Cruz SA	2,500	58
Tim Participacoes SA ADR	1,605	55
Brasil Telecom SA	6,390	55
Duratex SA Pfd.	1,858	54
Tele Norte Leste Participacoes SA	1,594	54
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	1,366	51
Tim Participacoes SA	9,168	50
Klabin SA	14,700	50
Gol - Linhas Aereas Inteligentes SA Pfd.	2,000	50
Companhia de Saneamento Basico do Estado de Sao Paulo	1,992	47
Companhia Paranaense de Energia-COPEL ADR	2,700	44
Brasil Telecom Participacoes SA	1,970	44
Electropaulo Metropolitana SA	674,000	44
Telemig Celular Participacoes ADR	595	33
Companhia Paranaense de Energia-COPEL	1,940,000	32
Porto Seguro SA	750	29
Localiza Rent a Car SA	2,461	25
Gerdau SA	1,000	21
Companhia Energetica de Minas Gerais Pfd.	1,000	20
Telmar Norte Leste SA	600	20
Acesita SA	500	19
Telesp - Telecomunicacoes de Sao Paulo SA Pfd.	600	19
Cosan SA Industria e Comercio	1,100	19
AES Tiete SA	500,000	18
Energias do Brasil SA	1,000	18
Telesp - Telecomunicacoes de Sao Paulo S.A.	500	15
CPFL Energia SA	800	15
Bradespar SA	300	13
Confeccoes Guararapes SA	200	11
Companhia Energetica de Minas Gerais	412	9
Banco Nossa Caixa SA	500	8
Telemig Celular Participacoes SA	964,000	6

		15,027

Canada (5.2%)
Royal Bank of Canada	43,526	2,207
Manulife Financial Corp.	53,191	1,940
Bank of Nova Scotia, Halifax	34,409	1,595
EnCana Corp.	25,880	1,584
Toronto-Dominion Bank	24,597	1,574
Suncor Energy, Inc.	15,421	1,394
* Research in Motion Ltd.	6,489	1,393
Canadian Natural Resources Ltd.	18,197	1,249
Alcan Inc.	12,564	1,220
Bank of Montreal, Quebec	17,100	1,067
Canadian Imperial Bank of Commerce	12,043	1,044
Barrick Gold Corp.	29,035	954
Sun Life Financial Services of Canada	20,042	947
Petro-Canada	16,467	898
Canadian National Railway Co.	17,214	896
Potash Corp. of Saskatchewan, Inc.	10,369	833
Rogers Communications, Inc. Class B	16,984	768
Brookfield Asset Management Inc.	20,157	706
TransCanada Corp.	18,059	652
Talisman Energy, Inc.	35,011	640
Teck Cominco Ltd. Class B	14,372	637
Imperial Oil Ltd.	13,135	612
Goldcorp Inc.	23,243	590
Nexen Inc.	18,638	578
Power Corp. of Canada	15,000	546
Cameco Corp.	11,510	467
Enbridge Inc.	12,800	454
Power Financial Corp.	12,000	450
Canadian Pacific Railway Ltd.	6,000	442
Shoppers Drug Mart Corp.	9,000	441
National Bank of Canada	6,643	379
BCE Inc.	9,205	348
Magna International	3,733	327
Husky Energy Inc.	8,242	326
Shaw Communications Inc.	13,400	318
Nortel Networks Corp.	14,253	309
Bombardier Inc. Class B	46,415	281
Thomson Corp.	6,623	275
Great-West Lifeco Inc.	7,948	261
Agrium, Inc.	6,000	252
Brookfield Properties Corp.	10,250	233
George Weston Ltd.	3,000	217
Loblaw Cos., Ltd.	4,497	209
Canadian Tire Corp. Class A	2,502	194
TransAlta Corp.	5,543	158
IGM Financial, Inc.	2,866	144
Finning International Inc.	4,760	125
Biovail Corp.	6,000	114
* Cognos Inc.	2,200	88
Telus Corp.	1,437	80
Nova Chemicals Corp.	2,008	77
MDS Inc.	4,000	76
* CGI Group Inc.	7,178	74
Canadian Utilities Ltd.	1,621	73
Telus Corp. Non Voting Shares	1,283	70
Saputo Inc.	1,395	67
* Celestica, Inc.	3,900	23
Bombardier Inc. Class A	900	5

		33,881

Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	5,333	234
Empresas Copec SA	13,886	221
Enersis SA ADR	10,770	191
Compania de Telecomunicaciones de Chile SA ADR	15,390	144
Banco Santander Chile SA ADR	2,984	142
S.A.C.I. Falabella, SA	23,452	120
Sociedad Quimica y Minera de Chile ADR	725	119
Distribucion y Servicio SA ADR	3,411	109
CAP SA	2,800	68
Cencosud SA	14,700	61
Lan Airlines SA	2,500	40
Banco de Credito e Inversiones	1,188	39
Empresa Nacional de Telecomunicaciones SA	2,000	33
Colburn SA	86,300	19
Compania Cervecerias Unidas SA	1,800	13
Banco de Chile	132,979	11
Corpbanca	1,319,400	8
Embotelladora Andina SA Pfd. Class B	2,200	7

		1,579

China (2.3%)
China Mobile (Hong Kong) Ltd.	199,500	2,292
China Life Insurance Co., Ltd.	253,000	1,091
PetroChina Co. Ltd.	732,000	1,079
China Construction Bank	900,000	667
China Petroleum & Chemical Corp.	572,000	607
Ping An Insurance (Group) Co. of China Ltd.	66,500	568
Bank of China	1,010,000	531
China Shenhua Energy Co. Ltd. H-Shares	128,000	502
China Communications Construction Co., Ltd.	181,000	406
China Overseas Land & Investment Ltd.	180,000	381
China Merchants Bank Co., Ltd. Class H	105,500	378
CITIC Pacific Ltd.	72,000	370
China Resources Enterprise Ltd.	84,000	333
China Merchants Holdings International Co. Ltd.	66,000	320
* PICC Property and Casualty Co., Ltd.	240,000	304
China Telecom Corp. Ltd.	524,000	303
* China Coal Energy Co.	149,000	276
Bank of Communications Ltd. Class H	223,000	242
Fujian Zijin Mining Industry Co., Ltd.	300,000	229
Air China Ltd.	244,000	215
Cosco Pacific Ltd.	82,000	214
Huaneng Power International, Inc. H Shares	184,000	208
Beijing Datang Power Generation Co., Ltd.	220,000	188
China Unicom Ltd.	104,000	186
Denway Motors Ltd.	354,000	163
Aluminum Corp. of China Ltd.	80,000	161
Shanghai Electric Group Co., Ltd. Class H	268,000	126
Yanzhou Coal Mining Co. Ltd. H Shares	54,000	97
China Shipping Development Co.	36,000	93
China COSCO Holdings Co., Ltd.	52,300	92
China Mengniu Dairy Co., Ltd.	26,000	92
Nine Dragons Paper Holdings Ltd.	31,000	91
China International Marine Containers (Group) Co.,Ltd.	35,237	86
Guangzhou R&F Properties Co. Ltd.	23,600	86
China Resources Power Holdings Co., Ltd.	32,000	82
Shanghai Zhenhua Port Machinery Co., Ltd. Class B	33,100	70
China Resources Land Ltd.	38,000	69
Beijing Capital International Airport Co., Ltd.	40,000	67
Jiangxi Copper Co. Ltd.	34,000	64
Anhui Conch Cement Co. Ltd.	10,000	64
China Shipping Container Lines Co. Ltd.	74,000	61
Angang Steel Co., Ltd.	22,000	61
China Vanke Co., Ltd.	20,200	58
China Oilfield Services Ltd.	40,000	58
Lenovo Group Ltd.	84,000	56
* China Molybdenum Co. Ltd.	23,000	49
Zhejiang Expressway Co., Ltd.	42,000	48
* China Everbright Ltd.	20,000	46
China Travel International	68,000	45
Shanghai Industrial Holding Ltd.	9,000	39
Maanshan Iron and Steel Co. Ltd.	42,000	37
Dongfeng Motor Corp.	62,000	36
Sinopec Shanghai Petrochemical Co. Ltd.	56,000	35
Beijing Enterprises Holdings Ltd.	8,000	34
Parkson Retail Group Ltd.	4,500	34
BYD Co. Ltd.	4,500	32
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	13,000	32
Shenzhen Investment Ltd.	36,808	31
Weiqiao Textile Co. Ltd.	14,500	31
Jiangsu Expressway Co. Ltd. H Shares	30,000	30
TPV Technology Ltd.	38,000	29
Guangdong Investment Ltd.	44,000	29
The Guangshen Railway Co., Ltd.	36,000	28
* China Southern Airlines Co. Ltd.	32,000	27
Global Bio-chem Technology Group Co. Ltd.	48,000	23
Sinotrans Ltd.	46,000	22
Chaoda Modern Agriculture Holdings Ltd.	28,000	21
ZTE Corp.	4,400	21
* Semiconductor Manufacturing International Corp.	152,000	20
Zhejiang Southeast Electric Power Co., Ltd.	14,100	19
Huadian Power International Corp. Ltd.	40,000	19
Tsingtao Brewery Co., Ltd.	8,000	18
Yantai Changyu Pioneer Wine Co. Ltd.	3,100	17
Guangdong Electric Power Development Co., Ltd.	16,400	16
China Merchants Property Development Co., Ltd.	3,000	16
* Dazhong Transportation Group Co., Ltd. B-Shares	6,200	13
Guangzhou Investment Co. Ltd.	40,000	13
Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	10,300	11
China Foods Ltd.	16,000	11
* Brilliance China Automotive Holdings Ltd.	40,000	11
* China Eastern Airlines Corp. Ltd.	22,000	10
CSG Holding Co. Ltd.	7,900	9
Travelsky Technology Ltd.	10,000	9
Shenzhen Expressway Co. Ltd.	10,000	9
Chongqing Changan Automobile Co., Ltd.	8,880	9
Shandong Chenming Paper Holdings Ltd. Class B	9,800	9
Bengang Steel Plates Co., Ltd.	7,000	9
Great Wall Motor Co., Ltd.	5,500	8
Shanghai Haixan Group Co. Ltd. Class B	8,200	8
Shenzhen Chiwan Wharf Holdings Ltd. Class B	3,200	8
* Sinopec Yizheng Chemical Fibre Co., Ltd.	20,000	8
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	4,300	8
* BOE Technology Group Co. Ltd. Class B	19,500	7
Anhui Expressway Co., Ltd.	8,000	7
Shanghai Mechanical and Electrical Industry Co. Ltd. ClassB	3,200	7
Huadian Energy Co. Ltd.	7,600	6
Guangdong Provincial Expressway Development Co., Ltd.	6,100	5
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,100	5
Shanghai Friendship Group Inc. Co. Class B	2,900	5
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	2,800	5
Shanghai Jinjiang International Hotels Development Co., Ltd. Class B	2,700	5
Double Coin Holdings, Ltd. Class B	4,300	4
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	3,500	4
Weifu High-Technology Co., Ltd.	2,000	4
Guangzhou Pharmaceutical Co., Ltd.	4,000	3
* Jinzhou Port Co., Ltd.	3,300	3
Jiangling Motors Corp. Ltd.	1,800	3
Tianjin Capital Environmental Protection Co., Ltd.	4,000	2
* Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	2,100	2

		14,811

Colombia (0.0%)
Bancolombia SA ADR	6,386	227

Czech Republic (0.1%)
Ceske Energeticke Zavody a.s.	5,979	311
Komercni Banka a.s.	1,273	252
Cesky Telecom a.s.	7,257	205
Zentiva NV	500	29
* Unipetrol a.s.	1,804	26

		823

Denmark (0.7%)
Danske Bank A/S	24,102	1,015
Novo Nordisk A/S B Shares	9,650	1,012
AP Moller-Maersk A/S A Shares	51	665
AP Moller-Maersk A/S B Shares	46	607
* Vestas Wind Systems A/S	6,400	424
Novozymes A/S	1,300	153
* Jyske Bank A/S	1,722	136
Carlsberg A/S B Shares	1,039	133
Danisco A/S	1,300	97
Coloplast A/S B Shares	812	67
* William Demant A/S	600	59
H. Lundbeck A/S	900	23

		4,391

Egypt (0.1%)
Orascom Telecom Holding SAE GDR	3,930	262
Orascom Construction Industries GDR	1,297	182

		444

Finland (1.0%)
Nokia Oyj	133,917	3,826
Fortum Oyj	15,298	494
Sampo Oyj A Shares	16,380	491
UPM-Kymmene Oyj	15,782	351
Stora Enso Oyj R Shares	18,318	315
Neste Oil Oyj	7,970	285
Metso Oyj	4,056	257
Kone Oyj	3,598	241
Outokumpu Oyj A Shares	3,717	115
TietoEnator Oyj B Shares	1,808	44
SanomaWSOY Oyj	1,207	39

		6,458

France (8.1%)
Total SA	81,812	6,443
BNP Paribas SA	31,715	3,486
Sanofi-Aventis	34,450	2,886
AXA	71,344	2,784
Societe Generale Class A	15,757	2,708
Suez SA	43,636	2,295
France Telecom SA	66,278	1,782
Carrefour SA	24,166	1,714
Vivendi SA	39,030	1,658
Cie. de St. Gobain SA	12,533	1,383
LVMH Louis Vuitton Moet Hennessy	12,349	1,380
Groupe Danone	17,911	1,302
L'Oreal SA	10,494	1,198
Vinci SA	16,245	1,164
Veolia Environnement	15,557	1,156
Schneider Electric SA	8,157	1,088
Air Liquide SA	8,355	1,081
Lafarge SA	6,045	1,024
Renault SA	6,927	1,001
Alcatel-Lucent	75,482	881
Electricite de France	8,668	878
Credit Agricole SA	21,918	837
Alstom	4,630	833
Pernod Ricard SA	3,837	806
Bouygues SA	8,776	703
Accor SA	7,985	680
Unibail Co.	2,694	636
Pinault-Printemps-Redoute SA	3,570	622
PSA Peugeot Citroen	5,777	486
Compagnie Generale des Etablissements Michelin SA	3,677	485
Essilor International SA	7,814	477
STMicroelectronics NV	22,580	388
Lagardere S.C.A.	4,863	384
Vallourec SA	1,372	355
Christian Dior SA	2,730	336
Eiffage SA	2,476	331
Technip SA	4,050	331
Cap Gemini SA	4,842	318
Gaz de France	6,670	310
Natixis	12,725	282
Hermes International	2,654	268
CNP Assurances	2,040	267
Sodexho Alliance SA	3,951	261
Air France	5,623	253
Publicis Groupe SA	5,186	222
Thales SA	3,720	213
Unibail-Rodamco	856	205
Societe Television Francaise 1	5,340	178
Etablissements Economiques du Casino Guichard-Perr	1,800	175
Safran SA	6,780	169
Wendel Investissement	919	165
Klepierre	1,014	156
Thomson SA	9,240	152
Valeo SA	2,638	135
* Atos Origin SA	2,195	129
Dassault Systemes SA	1,889	113
* Arkema	1,684	109
Eurazeo	747	105
Imerys SA	1,056	103
Legrand SA	2,958	102
Aeroports de Paris (ADP)	821	92
PagesJaunes SA	3,883	78
Societe BIC SA	995	72
Ciments Francais SA	310	70
Societe des Autoroutes Paris-Rhin-Rhone	552	54
JCDecaux SA	1,626	50
Gecina SA	304	49
Euler Hermes SA	333	49

		52,886

Germany (6.2%)
Siemens AG	30,313	3,837
E.On AG	22,359	3,518
Allianz AG	15,238	3,240
DaimlerChrysler AG (Registered)	35,208	3,189
Deutsche Bank AG	17,631	2,388
BASF AG	16,624	2,150
Deutsche Telekom AG	112,291	1,937
Bayer AG	25,547	1,808
SAP AG	32,107	1,738
RWE AG	12,933	1,374
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,483	1,289
Volkswagen AG	7,134	1,286
Commerzbank AG	21,975	945
Deutsche Post AG	30,128	880
Deutsche Boerse AG	7,319	851
Man AG	4,992	721
ThyssenKrupp AG	12,890	713
Continental AG	4,913	708
Bayerische Motoren Werke AG	10,140	629
Linde AG	4,500	533
Porsche AG	292	530
Adidas AG	7,144	434
Metro AG	5,353	416
Volkswagen AG Pfd.	3,586	405
* Infineon Technologies AG	24,300	400
Henkel KGaA	6,930	374
Salzgitter AG	1,770	360
* TUI AG	12,044	340
Fresenius Medical Care AG	7,218	340
Beiersdorf AG	4,590	319
Henkel KGaA	5,724	280
Hypo Real Estate Holding AG	4,332	264
Depfa Bank PLC	12,282	250
Deutsche Postbank AG	3,000	233
Deutsche Lufthansa AG	7,859	221
Celesio AG	3,358	202
Fresenius AG PFD	2,117	168
Wacker Chemie AG	600	147
Hannover Rueckversicherung AG	3,120	139
Heidelberger Druckmaschinen AG	2,640	129
Lanxess	2,321	125
Fraport AG	1,770	120
HeidelbergerCement AG	818	120
* Arcandor AG	3,720	114
Fresenius AS	847	61
Merck KGaA	473	59
Altana AG	1,925	45
Puma AG	85	34
Suedzucker AG	1,184	23
MLP AG	1,230	22

		40,408

Greece (0.5%)
National Bank of Greece SA ADR	97,818	1,157
Hellenic Telecommunications Organization SA ADR	33,637	506
Alpha Credit Bank SA	13,445	451
EFG Eurobank Ergasias	10,454	371
Bank of Piraeus	7,676	272
Greek Organization of Football Prognostics	6,307	216
Coca-Cola Hellenic Bottling Co. SA	2,639	118
Cosmote Mobile Communications SA	3,630	109
Public Power Corp.	3,200	95
Titan Cement Co. SA	1,408	72
Hellenic Petroleum SA	2,990	44
* Commercial Bank of Greece SA	980	28
National Bank of Greece SA	180	11

		3,450

Hong Kong (2.1%)
Hutchison Whampoa Ltd.	109,000	1,159
Cheung Kong Holdings Ltd.	61,000	856
Industrial and Commercial Bank of China	1,394,000	850
Sun Hung Kai Properties Ltd.	64,409	819
Hong Kong Exchanges & Clearing Ltd.	45,000	734
CNOOC Ltd.	543,000	646
Hang Seng Bank Ltd.	27,100	427
CLP Holdings Ltd.	63,000	423
Esprit Holdings Ltd.	31,500	421
Swire Pacific Ltd. A Shares	36,500	413
Hong Kong & China Gas Co., Ltd.	173,500	402
Bank of East Asia Ltd.	60,000	358
Li & Fung Ltd.	100,000	346
Hang Lung Properties Ltd.	87,000	320
Hong Kong Electric Holdings Ltd.	60,000	298
Hongkong Land Holdings Ltd.	70,000	295
Boc Hong Kong Holdings Ltd.	113,500	291
Henderson Land Development Co. Ltd.	37,000	267
* Foxconn International Holdings Ltd.	90,000	258
Hang Lung Development Co., Ltd.	52,000	255
Wharf Holdings Ltd.	57,000	235
Wing Hang Bank Ltd.	15,000	188
New World Development Co., Ltd.	75,000	183
Kingboard Chemical Holdings Ltd.	30,000	165
Tencent Holdings Ltd.	36,000	164
Shangri-La Asia Ltd.	68,000	161
Tingyi Holding Corp.	120,000	141
Sino Land Co.	56,000	125
Techtronic Industries Co., Ltd.	105,000	123
China Netcom Group Corp. Hong Kong Ltd.	46,000	117
Link REIT	52,000	108
Hopewell Holdings Ltd.	24,000	104
Cathay Pacific Airways Ltd.	39,000	102
MTR Corp.	40,000	100
Kerry Properties Ltd.	13,000	94
Shimao Property Holdings Ltd.	32,094	85
PCCW Ltd.	122,000	75
* Country Garden Holdings Co.	60,000	74
Orient Overseas International Ltd.	6,000	71
* China Citic Bank	90,700	70
Hengan International Group Co. Ltd.	19,622	66
Agile Property Holdings, Inc.	36,000	63
Television Broadcasts Ltd.	8,000	55
Henderson Investment Ltd.	33,000	54
ASM Pacific Technology Ltd.	5,500	50
Wheelock and Co. Ltd.	19,000	49
Hysan Development Co., Ltd.	19,000	49
* China Insurance International Holdings Co., Ltd.	20,000	48
CITIC International Financial Holdings Ltd.	56,000	46
Guoco Group	3,000	44
Lee & Man Paper Manufacturing Ltd.	10,000	43
Hutchison Telecommunications International Ltd.	34,000	42
Hong Kong Aircraft & Engineering Co., Ltd.	2,400	42
First Pacific Co. Ltd.	58,000	42
Shun Tak Holdings Ltd.	26,000	40
Chinese Estates Holdings	22,000	40
Cheung Kong Infrastructure Holdings Ltd.	11,000	39
Yue Yuen Industrial (Holdings) Ltd.	12,000	37
CNPC Hong Kong Limited	60,000	37
Hopson Development Holdings Ltd.	10,000	36
Greentown China Holdings Ltd.	14,000	33
* Galaxy Entertainment Group Ltd.	32,000	32
Johnson Electric Holdings Ltd.	44,500	24
Dah Sing Financial Group	2,000	18
Wing Lung Bank Ltd.	1,700	18
Hong Kong and Shanghai Hotels Ltd.	10,500	17
Industrial and Commercial Bank of China Ltd.	7,000	17
Shenzhen International Holdings Ltd.	135,000	16
Great Eagle Holdings Ltd.	4,000	15
Melco International Development Corp.	9,000	13
Hopewell Highway Infrastructure Ltd.	13,000	12
Cafe De Coral Holdings Ltd.	6,000	11
Giordano International Ltd.	22,000	10
Texwinca Holdings Ltd.	10,000	9
Mandarin Oriental International Ltd.	4,000	9
Beijing North Star Co. Ltd.	10,000	8
Chong Hing Bank Ltd.	3,000	7
Dah Sing Banking Group Ltd.	2,800	6
Lianhua Supermarket Holdings Ltd. Class H	4,000	6
SCMP Group Ltd.	16,000	6
Next Media Ltd.	14,000	5
SmarTone Telecommunications Ltd.	4,000	4
Fubon Bank (Hong Kong) Ltd.	6,000	4
Public Financial Holdings Ltd.	4,000	3
Hutchinson Harbour Ring Ltd.	38,000	3
Oriental Press Group Ltd.	14,000	3
I-Cable Communications Ltd.	9,000	2

		13,556

Hungary (0.2%)
OTP Bank Rt.	9,600	536
MOL Hungarian Oil and Gas Nyrt.	2,574	396
Richter Gedeon Rt.	900	182
Magyar Tavkozlesi Rt.	10,260	53

		1,167

India (1.6%)
Infosys Technologies Ltd. ADR	21,494	1,066
Reliance Industries Ltd. GDR	10,450	977
* Bharti Airtel Ltd.	25,115	556
State Bank of India GDR	5,553	508
ICICI Bank Ltd. ADR	10,879	482
Satyam Computer Services Ltd. ADR	17,497	466
Larsen & Toubro Ltd.	6,913	441
ITC Ltd.	96,459	404
HDFC Bank Ltd. ADR	4,188	363
Reliance Communication Ventures	25,369	347
^ Wipro Ltd. ADR	23,556	344
Housing Development Finance Corp. Ltd.	5,097	251
* Dr. Reddy's Laboratories Ltd. ADR	12,425	195
Mahanagar Telephone Nigam Ltd. ADR	26,405	193
Oil and Natural Gas Corp. Ltd.	8,212	184
Tata Iron and Steel Co. Ltd.	11,144	179
Bharat Heavy Electricals Ltd.	4,022	170
Videsh Sanchar Nigam Ltd. ADR	7,311	168
Hindustan Lever Ltd.	24,217	123
Grasim Industries Ltd.	1,681	122
Reliance Industries Ltd.	2,541	118
Tata Consultancy Services Ltd.	4,047	115
Bajaj Auto Ltd.	1,855	107
* Idea Cellular Ltd.	30,999	99
Hindalco Industries Ltd.	22,456	93
* DLF Ltd.	6,032	91
NTPC Ltd.	22,130	90
Reliance Capital Ltd.	2,937	86
Jaiprakash Associates Ltd.	3,984	81
Unitech, Ltd.	5,941	81
UTI Bank Ltd.	5,151	79
Infrastructure Development Finance Co., Ltd.	20,588	68
Cipla Ltd.	14,224	66
Suzlon Energy Ltd.	2,105	66
Siemens India Ltd.	2,057	64
* Reliance Petroleum Ltd.	22,010	60
Asea Brown Boveri India Ltd.	2,075	58
Kotak Mahindra Bank	3,172	57
Tata Motors Ltd.	3,278	56
Steel Authority of India Ltd.	15,152	56
Reliance Energy Ltd.	2,739	53
Gail India Ltd.	6,204	51
Sterlite Industries (India) Ltd.	2,733	44
GlaxoSmithKline Pharmaceuticals (India) Ltd.	1,554	44
Maruti Udyog Ltd.	2,120	44
Tata Power Co. Ltd.	2,420	44
Zee Entertainment Enterprises	5,194	41
Mahindra & Mahindra Ltd.	2,084	37
HCL Technologies Ltd.	4,869	37
Gujarat Ambuja Cements Ltd.	11,129	36
Nicholas Piramal India Ltd.	5,112	34
Sun Pharmaceutical Industries Ltd.	1,430	33
Hero Honda Motors Ltd.	1,953	32
* Cairn India Ltd.	8,634	31
Associated Cement Cos. Ltd.	1,146	30
Bharat Forge Ltd.	4,045	28
Indian Petrochemicals Corp., Ltd.	3,035	28
Ultratech Cemco Ltd.	1,229	28
Bank of India	4,262	27
Hindustan Petroleum Corp., Ltd.	4,149	26
Ranbaxy Laboratories Ltd.	2,721	26
Tata Chemicals Ltd.	4,022	26
Indian Oil Corporation Ltd.	2,569	25
Bharat Electronics Ltd.	587	25
Great Eastern Shipping Co.	2,990	25
Moser Baer India Ltd.	3,243	24
Lupin Ltd.	1,473	23
Nestle India Ltd.	764	22
Canara Bank Ltd.	3,491	22
I-Flex Solutions Ltd.	409	22
Bharat Petroleum Corp. Ltd.	2,795	22
Colgate-Palmolive (India) Ltd.	2,083	21
Dabur India Ltd.	7,815	20
Asian Paints (India) Ltd.	896	19
Mphasis Ltd.	2,267	16
* GMR Infrastructure Ltd.	576	12
Union Bank of India Ltd.	2,930	11
Industrial Development Bank of India Ltd.	3,143	9
Great Offshore Ltd.	414	8
Bank of Baroda	1,056	8
National Aluminium Co., Ltd.	1,121	7
Tech Mahindra Ltd.	221	7
Ashok Leyland Ltd.	7,675	7
Wockhardt Ltd.	500	5
Jet Airways (India) Ltd.	250	4
Shipping Corp. of India Ltd.	819	4
Corporation Bank	416	4
Cadila Healthcare Ltd.	364	3
Castrol (India) Ltd.	358	2
TVS Motor Co. Ltd.	1,378	2

		10,289

Indonesia (0.2%)
PT Astra International Tbk	177,500	354
PT Telekomunikasi Indonesia Tbk	271,500	323
PT Bank Central Asia Tbk	433,500	291
PT Bumi Resources Tbk	519,500	149
PT Bank Rakyat Indonesia Tbk	148,000	99
PT Indonesian Satellite Corp. Tbk	59,000	46
PT Perusahaan Gas Negara Tbk	46,000	45
PT Bank Mandiri Tbk	100,000	37
PT International Nickel Indonesia Tbk	5,000	30
PT Unilever Indonesia Tbk	37,500	30
PT Semen Gresik Tbk	4,500	25
PT Bank Danamon Tbk	27,500	25
PT Indofood Sukses Makmur Tbk	99,500	21
PT Gudang Garam Tbk	16,500	18
* PT Bank Indonesia Tbk	145,000	11
PT Ramayana Lestari Sentosa Tbk	49,000	5

		1,509

Ireland (0.6%)
CRH PLC	18,491	821
Allied Irish Banks PLC	30,240	785
Bank of Ireland	33,175	620
Anglo Irish Bank Corp. PLC	25,973	481
* Elan Corp. PLC	16,236	299
Irish Life & Permanent PLC	9,276	223
* Ryanair Holdings PLC	25,052	180
Kerry Group PLC A Shares	5,003	133

		3,542

Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	23,110	973
Israel Chemicals Ltd.	46,270	377
Bank Hapoalim Ltd.	41,020	193
Bezeq Israeli Telecommunication Corp., Ltd.	93,150	151
* NICE Systems Ltd.	4,260	141
Bank Leumi Le-Israel	32,400	119
Makhteshim-Agan Industries Ltd.	15,450	112
Partner Communications Co. Ltd.	1,900	31
The Israel Corp. Ltd.	33	23
Elbit Systems Ltd.	500	20
United Mizrahi Bank Ltd.	2,700	19
Africa-Israel Investments Ltd.	200	18
* Koor Industries Ltd.	100	7
Harel Insurance Investments Ltd.	100	5
* Clal Insurance Enterprise Holdings Ltd.	200	5
IDB Development Corp. Ltd.	100	4
Discount Investment Corp. Ltd.	100	3
* Israel Discount Bank Ltd.	1,000	2
Osem Investment Ltd.	200	2
* Retalix Ltd.	100	2
Delek Group, Ltd.	8	2
* Alvarion Ltd.	151	2
IDB Holding Corp., Ltd.	51	2
Blue Square-Israel Ltd.	100	1
Ormat Industries Ltd.	116	1
* Given Imaging Ltd.	47	1
Gazit Globe (1982) Ltd.	117	1
The Phoenix Holdings Ltd.	278	1
* Super Sol Ltd.	300	1
Clal Industries and Investments Ltd.	200	1
Delek Automotive Systems Ltd.	100	1
Property & Building Corp.	7	1
Migdal Insurance Holdings Ltd.	700	1
* First International Bank of Israel Ltd. -ILS .05 Par	82	1
* First International Bank of Israel Ltd. -ILS .01 Par	411	1

		2,225

Italy (3.2%)
Eni SpA	95,384	3,338
Intesa Sanpaolo SpA	298,146	2,255
Unicredito Italiano SpA	261,319	2,217
Assicurazioni Generali SpA	47,981	1,885
Enel SpA	152,841	1,578
Telecom Italia SpA	444,637	1,190
Fiat SpA	27,579	811
* Banco Popolare SpA	26,285	649
Capitalia SpA	66,200	624
Unione Di Banche Italiane ScpA	21,534	532
Saipem SpA	12,564	449
Telecom Italia SpA RNC	204,231	441
Atlantia SpA	11,940	403
Finmeccanica SpA	12,840	385
Banca Monte dei Paschi di Siena SpA	51,602	328
Mediaset SpA	29,346	305
Terna SpA	76,283	259
Mediobanca Banca di Credito Finanziaria SpA	12,094	254
Banca Popolare di Milano SpA	17,130	246
Parmalat SpA	62,520	222
Fondiaria - Sai SpA	4,620	221
Banca Popolare dell'Emilia Romagna Scrl	8,541	207
* Pirelli & C. Accomandita per Azioni SpA	169,380	191
Autogrill SpA	7,740	161
AEM SpA	42,427	140
IFIL Investments SpA	12,661	133
Italcementi SpA	4,844	133
Snam Rete Gas SpA	23,850	131
Alleanza Assicurazioni SpA	10,325	130
Luxottica Group SpA	3,349	122
Lottomatica SpA	3,226	119
RCS Media Group SpA	13,785	77
Compagnia Assicuratrice Unipol SpA	21,950	70
Banca Carige SpA	14,812	69
Seat Pagine Gialle SpA	100,087	55
Saras SpA Raffinerie Sarde	9,281	55
Bulgari SpA	3,655	53
Italcementi SpA Risp.	1,529	27
Mediolanum SpA	3,154	24
Compagnia Assicuratrice Unipol SpA	6,354	21
Benetton Group SpA	1,053	17
Gruppo Editoriale L'Espresso SpA	3,122	16

		20,543

Japan (15.5%)
Toyota Motor Corp.	91,500	5,563
Mitsubishi UFJ Financial Group	374	3,991
Canon, Inc.	45,100	2,384
Sumitomo Mitsui Financial Group, Inc.	259	2,341
Mizuho Financial Group, Inc.	301	2,120
Sony Corp.	33,800	1,805
Nintendo Co.	3,500	1,687
Honda Motor Co., Ltd.	46,100	1,674
Matsushita Electric Industrial Co., Ltd.	90,000	1,645
Takeda Pharmaceutical Co. Ltd.	22,600	1,472
Nippon Steel Corp.	175,000	1,316
Mitsui & Co., Ltd.	54,000	1,269
Nomura Holdings Inc.	65,300	1,239
Mitsubishi Corp.	41,500	1,226
Komatsu Ltd.	34,600	1,092
JFE Holdings, Inc.	15,200	1,042
Japan Tobacco, Inc.	181	920
Tokyo Electric Power Co.	34,100	910
Mitsubishi Estate Co., Ltd.	34,000	865
NTT DoCoMo, Inc.	612	850
Toshiba Corp.	90,000	844
Mitsubishi Heavy Industries Ltd.	120,000	843
Millea Holdings, Inc.	21,100	839
Nissan Motor Co., Ltd.	75,500	816
Shin-Etsu Chemical Co., Ltd.	10,900	805
Nippon Telegraph and Telephone Corp.	178	774
East Japan Railway Co.	103	764
Mitsui Fudosan Co., Ltd.	29,000	757
KDDI Corp.	113	750
Orix Corp.	3,050	732
Sumitomo Metal Industries Ltd.	125,000	720
Mitsui Sumitomo Insurance Co.	60,000	692
Murata Manufacturing Co., Ltd.	9,000	672
Fanuc Co., Ltd.	6,200	671
Seven and I Holdings Co., Ltd.	23,700	666
Hitachi Ltd.	90,000	647
Mitsubishi Electric Corp.	60,000	638
Kyocera Corp.	6,500	632
Central Japan Railway Co.	60	620
Sumitomo Corp.	31,000	600
Astellas Pharma Inc.	14,500	596
Itochu Corp.	47,000	590
Fuji Photo Film Co., Ltd.	13,200	578
Daiwa Securities Group Inc.	53,000	562
Denso Corp.	14,900	561
Kansai Electric Power Co., Inc.	24,800	550
Daiichi Sankyo Co., Ltd.	19,000	525
Sharp Corp.	29,000	500
Kao Corp.	18,000	496
Chubu Electric Power Co.	19,700	494
T & D Holdings, Inc.	7,500	490
Sumitomo Metal Mining Co.	20,000	485
Nippon Yusen Kabushiki Kaisha Co.	48,000	484
Marubeni Corp.	50,000	479
Sumitomo Realty & Development Co.	16,000	475
Mitsui OSK Lines Ltd.	30,000	468
Bridgestone Corp.	21,000	443
Tokyo Electron Ltd.	6,000	432
Mitsubishi Chemical Holdings Corp.	47,000	427
Sumitomo Trust & Banking Co., Ltd.	49,000	414
Ricoh Co.	19,000	412
Asahi Glass Co., Ltd.	30,000	402
Rohm Co., Ltd.	4,700	397
Fujitsu Ltd.	60,000	396
Suzuki Motor Corp.	13,400	390
Softbank Corp.	18,100	381
Eisai Co., Ltd.	9,000	380
Hoya Corp.	12,000	379
Bank of Yokohama Ltd.	53,000	369
Yamada Denki Co., Ltd.	3,690	367
TDK Corp.	4,300	367
Sumitomo Chemical Co.	49,000	365
Kirin Brewery Co., Ltd.	25,000	355
Daikin Industries Ltd.	9,000	352
Toray Industries, Inc.	44,000	351
Kobe Steel Ltd.	90,000	349
Resona Holdings Inc.	160	344
Ibiden Co., Ltd.	4,600	337
Aeon Co., Ltd.	21,100	337
Isuzu Motors Ltd.	60,000	326
Nitto Denko Corp.	6,000	315
Asahi Kasei Corp.	44,000	314
Sumitomo Electric Industries Ltd.	19,000	310
Secom Co., Ltd.	7,000	309
Nippon Mining Holdings Inc.	30,500	307
Tokyo Gas Co., Ltd.	70,000	304
Nippon Oil Corp.	34,000	303
Hankyu Corp.	60,000	303
West Japan Railway Co.	65	294
NEC Corp.	60,000	293
NTT Data Corp.	69	289
Tohoku Electric Power Co.	13,000	289
Kyushu Electric Power Co., Inc.	12,100	287
Terumo Corp.	6,600	281
Makita Corp.	6,000	277
Leopalace21 Corp.	8,600	272
Toyoda Automatic Loom Works Ltd.	6,000	272
Mitsubishi Materials Corp.	41,000	262
Yahoo Japan Corp.	836	259
JTEKT Corp.	14,900	257
Asahi Breweries Ltd.	18,000	256
Kawasaki Heavy Industries Ltd.	58,000	256
Tokyu Corp.	41,000	255
Nikon Corp.	8,000	253
Joyo Bank Ltd.	43,000	250
Olympus Corp.	6,000	246
Omron Corp.	9,000	239
Aisin Seiki Co., Ltd.	6,000	236
Shinsei Bank, Ltd.	63,000	235
Toyota Tsusho Corp.	8,900	233
Sompo Japan Insurance Inc.	20,000	232
Advantest Corp.	6,000	232
Mitsui Trust Holding Inc.	26,000	230
* Mitsubishi Motors Corp.	150,000	229
Chugoku Electric Power Co., Ltd.	12,000	229
JSR Corp.	9,000	226
JS Group Corp.	11,900	224
Sumco Corp.	4,300	221
The Hiroshima Bank, Ltd.	39,000	221
Dai-Nippon Printing Co., Ltd.	15,000	220
Credit Saison Co., Ltd.	8,900	218
Keyence Corp.	1,000	215
NGK Insulators Ltd.	7,000	214
Stanley Electric Co.	9,000	213
Kuraray Co., Ltd.	18,500	213
Yakult Honsha Co., Ltd.	9,000	212
Osaka Gas Co., Ltd.	60,000	207
Ishikawajima-Harima Heavy Industries Co.	54,000	206
Nippon Express Co., Ltd.	38,000	206
Chugai Pharmaceutical Co., Ltd.	11,900	205
Electric Power Development Co., Ltd.	6,000	205
Mazda Motor Corp.	36,000	204
Daito Trust Construction Co., Ltd.	4,100	204
SBI Holdings, Inc.	654	201
SMC Corp.	1,500	199
Hokuhoku Financial Group, Inc.	62,000	197
Yamaha Corp.	9,000	196
CSK Corp.	6,000	194
Inpex Holdings, Inc.	19	192
Namco Bandai Holdings Inc.	12,000	188
Hokkaido Electric Power Co., Ltd.	9,000	186
* Elpida Memory Inc.	4,200	185
Nissin Food Products Co., Ltd.	6,000	184
Dentsu Inc.	71	182
Nikko Securities Co., Ltd.	13,500	181
Kawasaki Kisen Kaisha Ltd.	13,000	178
MEDICEO Holdings Co., Ltd.	12,000	176
Seiko Epson Corp.	6,000	175
Kintetsu Corp.	59,000	175
NTT Urban Development Corp.	96	174
Sekisui House Ltd.	14,000	174
Benesse Corp.	5,600	173
Shiseido Co., Ltd.	8,000	171
Hokuriku Electric Power Co.	9,000	169
Yamaha Motor Co., Ltd.	6,000	169
Citizen Watch Co., Ltd.	18,000	166
Yokogawa Electric Corp.	12,000	163
THK Co., Inc.	6,900	163
Konica Minolta Holdings, Inc.	11,000	163
Nisshin Steel Co.	37,000	162
* Haseko Corp.	60,000	159
Marui Co., Ltd.	14,000	158
Toyo Seikan Kaisha Ltd.	9,000	158
Ajinomoto Co., Inc.	13,000	157
Daiwa House Industry Co., Ltd.	12,000	157
Mizuho Trust & Banking Co., Ltd.	82,000	157
Nipponkoa Insurance Co., Ltd.	17,000	154
Isetan Co.	9,600	153
Taiheiyo Cement Corp.	36,000	153
Urban Corp.	9,600	152
Toppan Printing Co., Ltd.	14,000	152
Shizuoka Bank Ltd.	15,000	151
Kubota Corp.	18,000	149
Tobu Railway Co., Ltd.	34,000	149
OJI Paper Co., Ltd.	30,000	144
Chiba Bank Ltd.	17,000	143
Konami Corp.	6,300	143
The Nishi-Nippon City Bank, Ltd.	42,000	141
Fuji Heavy Industries Ltd.	30,000	140
Showa Denko K.K.	40,000	140
* Sanyo Electric Co., Ltd.	90,000	139
Casio Computer Co.	9,000	137
Sumitomo Heavy Industries Ltd.	11,000	135
Taisei Corp.	38,000	134
Yamato Holdings Co., Ltd.	9,000	134
Toho Co., Ltd.	7,100	130
Nomura Research Institute, Ltd.	4,100	130
Sega Sammy Holdings Inc.	9,000	130
Japan Steel Works Ltd.	8,000	127
Nippon Paper Group, Inc.	39	127
Promise Co., Ltd.	4,500	121
Sankyo Co., Ltd.	3,000	120
Acom Co., Ltd.	3,290	117
Taisho Pharmaceutical Co.	6,000	117
Brother Industries Ltd.	8,000	115
Ono Pharmaceutical Co., Ltd.	2,200	115
Shionogi & Co., Ltd.	7,000	112
Takefuji Corp.	3,570	111
Mitsui Chemicals, Inc.	14,000	109
Tokyu Land Corp.	11,000	103
Shikoku Electric Power	4,500	103
JGC Corp.	5,000	103
Nippon Electric Glass Co., Ltd.	6,500	101
NSK Ltd.	10,000	96
Bank of Kyoto Ltd.	7,000	94
Nidec Corp.	1,400	93
Kajima Corp.	22,000	90
Shimizu Corp.	15,000	89
Aioi Insurance Co., Ltd.	15,000	89
Teijin Ltd.	16,000	87
Hirose Electric Co., Ltd.	700	87
Kurita Water Industries Ltd.	2,700	86
Nippon Sheet Glass Co., Ltd.	16,000	84
Dowa Mining Co. Ltd.	7,000	84
* Fukuoka Financial Group, Inc.	13,000	84
Furukawa Electric Co.	15,000	83
Shinko Securities Co., Ltd.	17,000	82
Mitsubishi Rayon Co., Ltd.	11,000	82
Odakyu Electric Railway Co.	14,000	82
Keio Electric Railway Co., Ltd.	13,000	82
Amada Co., Ltd.	7,000	82
Mitsui Engineering & Shipbuilding Co., Ltd.	15,000	82
Ohbayashi Corp.	15,000	79
Chiyoda Corp.	4,000	79
Takashimaya Co.	7,000	79
Mitsui Mining & Smelting Co., Ltd.	16,000	77
Trend Micro Inc.	2,500	77
Mitsubishi Securities Co., Ltd.	7,000	75
Hitachi Construction Machinery Co.	1,900	75
Sapporo Hokuyo Holdings, Inc.	7	74
NTN Corp.	9,000	74
The Hachijuni Bank Ltd.	10,000	73
Tokuyama Corp.	5,000	73
Tokyo Tatemono Co., Ltd.	6,000	72
Tosoh Corp.	12,000	71
Kyowa Hakko Kogyo Co.	7,000	71
Sekisui Chemical Co.	9,000	70
Mitsubishi Gas Chemical Co.	8,000	70
TonenGeneral Sekiyu K.K.	7,000	68
Cosmo Oil Co., Ltd.	12,000	68
Fast Retailing Co., Ltd.	1,200	68
All Nippon Airways Co., Ltd.	18,000	68
Daimaru, Inc.	6,000	68
Lawson Inc.	1,900	65
Taiyo Yuden Co., Ltd.	3,000	65
Shimano, Inc.	2,000	64
Nippon Sanso Corp.	7,000	63
NOK Corp.	3,100	63
Matsushita Electric Works, Ltd.	5,000	63
Gunma Bank Ltd.	9,000	60
Denki Kagaku Kogyo K.K.	12,000	60
Mori Seiki Co.	1,800	59
Tanabe Seiyaku Co., Ltd.	5,000	59
Fuji Electric Holdings Co., Ltd.	14,000	58
Diamond Lease Co., Ltd.	1,260	56
Shimadzu Corp.	5,000	56
Keihin Electric Express Railway Co., Ltd.	9,000	55
Dai-Nippon Ink & Chemicals, Inc.	14,000	55
Asics Corp.	4,000	55
NGK Spark Plug Co.	3,000	54
Kikkoman Corp.	4,000	54
The Chugoku Bank, Ltd.	4,000	54
Hitachi Chemical Co., Ltd.	2,500	53
ZEON Corp.	5,000	53
Toto Ltd.	6,000	51
Daido Steel Co., Ltd.	7,000	51
Yamaguchi Financial Group, Inc.	4,000	50
Yokohama Rubber Co.	7,000	50
Nissan Chemical Industries, Ltd.	4,000	50
The Suruga Bank, Ltd.	4,000	50
Fujikura Ltd.	8,000	50
Toyota Boshoku Corp.	1,900	49
Minebea Co., Ltd.	9,000	49
Mabuchi Motor Co.	800	48
Yaskawa Electric Corp.	4,000	48
Hitachi Metals Ltd.	4,000	48
Ube Industries Ltd.	16,000	48
Alfresa Holdings Corp.	700	48
Ryohin Keikaku Co., Ltd.	800	48
Onward Kashiyama Co., Ltd.	4,000	48
Ushio Inc.	2,500	48
Hamamatsu Photonics Co.	1,500	47
Nagoya Railroad Co., Ltd.	16,000	47
Oriental Land Co., Ltd.	900	47
Keihan Electric Railway Co., Ltd.	13,000	47
Daicel Chemical Industries Ltd.	7,000	47
Sumitomo Rubber Industries Ltd.	3,900	47
Toho Gas Co., Ltd.	10,000	46
77 Bank Ltd.	7,000	46
Hakuhodo DY Holdings Inc.	710	46
Tokyo Steel Manufacturing Co.	2,800	46
Yamatake Corp.	1,500	46
Maruichi Steel Tube Ltd.	1,700	45
NHK Spring Co.	5,000	45
Kinden Corp.	5,000	44
The Iyo Bank, Ltd.	5,000	44
Mitsubishi Logistics Corp.	3,000	44
FamilyMart Co., Ltd.	1,700	44
Uni-Charm Corp.	800	44
Nippon Meat Packers, Inc.	4,000	43
Kamigumi Co., Ltd.	5,000	43
Kansai Paint Co., Ltd.	5,000	43
Mitsukoshi, Ltd.	9,000	43
Pioneer Corp.	3,200	43
* Japan Airlines System Co.	22,000	43
Ito En, Ltd.	1,400	43
Uny Co., Ltd.	4,000	42
Hino Motors, Ltd.	6,000	42
Sapporo Holdings Ltd.	7,000	42
The Juroku Bank, Ltd.	7,000	42
Nisshin Seifun Group Inc.	4,500	42
JAFCO Co., Ltd.	900	41
Daihatsu Motor Co., Ltd.	4,000	41
Japan Petroleum Exploration Co., Ltd.	600	41
The Nanto Bank, Ltd.	8,000	40
USS Co., Ltd.	590	39
Seino Transportation Co., Ltd.	4,000	39
Hankyu Department Stores, Inc.	4,000	39
Shimamura Co., Ltd.	400	39
Shinko Electric Industries Co., Ltd.	1,600	39
Dainippon Pharmaceutical Co., Ltd.	4,000	38
Toyoda Gosei Co., Ltd.	1,200	38
Canon Sales Co. Inc.	2,100	38
Nisshinbo Industries, Inc.	3,000	37
Santen Pharmaceutical Co., Ltd.	1,500	35
Aoyama Trading Co., Ltd.	1,200	35
Sumitomo Titanium Corp.	400	34
Susuken Co., Ltd.	1,100	34
Shimachu Co.	1,200	34
Aiful Corp.	1,350	34
Nitori Co., Ltd.	650	34
Showa Shell Sekiyu K.K.	2,700	33
Toyo Suisan Kaisha, Ltd.	2,000	33
Toyobo Ltd.	12,000	32
Asatsu-DK Inc.	900	28
Q.P. Corp.	2,800	27
Coca-Cola West Japan Co., Ltd.	1,300	27
Aeon Credit Service Co. Ltd.	1,900	27
Rinnai Corp.	900	27
Park24 Co., Ltd.	2,600	26
Nippon Light Metal Co.	10,000	26
Kokuyo Co., Ltd.	2,300	25
Sumitomo Osaka Cement Co., Ltd.	10,000	25
* Oki Electric Industry Co. Ltd.	13,000	25
Wacoal Corp.	2,000	25
Kaneka Corp.	3,000	24
Tokyo Broadcasting System, Inc.	900	24
Fuji Television Network, Inc.	12	24
Tokai Rika Co., Ltd.	900	24
Ebara Corp.	5,000	24
Meiji Dairies Corp.	4,000	24
Matsui Securities Co., Ltd.	2,700	22
Matsumotokiyoshi Co., Ltd.	1,000	22
Dai-Nippon Screen Manufacturing Co., Ltd.	3,000	22
Toda Corp.	4,000	22
EDION Corp.	2,000	22
SFCG Co., Ltd.	140	21
Sumitomo Bakelite Co. Ltd.	3,000	21
Nipro Corp.	1,000	21
Monex Beans Holdings, Inc.	29	21
House Foods Industry Corp.	1,400	21
Keisei Electric Railway Co., Ltd.	4,000	20
Fuji Soft ABC Inc.	900	20
Circle K Sunkus Co., Ltd.	1,200	20
ULVAC, Inc.	500	20
Higo Bank Ltd.	3,000	20
Hisamitsu Pharmaceutical Co. Inc.	700	20
Alps Electric Co., Ltd.	2,000	20
Ezaki Glico Co., Ltd.	2,000	20
The Shiga Bank, Ltd.	3,000	19
The Hyakugo Bank Ltd.	3,000	19
The Musashino Bank, Ltd.	400	19
Otsuka Corp.	200	19
Sumitomo Forestry Co.	2,000	18
Nissin Co., Ltd.	53,600	18
Kissei Pharmaceutical Co.	1,000	18
Oracle Corp. Japan	400	18
Meiji Seika Kaisha Ltd.	4,000	18
Nippon Shokubai Co., Ltd.	2,000	18
The San-in Godo Bank, Ltd.	2,000	18
Square Enix Co., Ltd.	600	17
Nippon Kayaku Co., Ltd.	2,000	17
Shima Seiki Manufacturing, Ltd.	400	17
The Hokkoku Bank, Ltd.	4,000	17
The Daishi Bank, Ltd.	4,000	17
Lion Corp.	3,000	16
Sagami Railway	5,000	16
Komeri Co., Ltd.	600	16
Yamazaki Baking Co., Ltd.	2,000	16
Don Quijote Co., Ltd.	800	16
Bosch Corp.	3,000	16
The Hyakujushi Bank Ltd.	3,000	15
Nippon Paint Co., Ltd.	3,000	15
Sanken Electric Co., Ltd.	2,000	15
Ogaki Kyoritsu Bank, Ltd.	3,000	15
Toho Titanium Co., Ltd.	400	15
The Kagoshima Bank, Ltd.	2,000	15
Hitachi High-Technologies Corp.	600	15
Nishi-Nippon Railroad Co., Ltd.	4,000	15
Itochu Techno-Science Corp.	400	14
The Awa Bank, Ltd.	3,000	14
Nichirei Corp.	3,000	14
IZUMI Co., Ltd.	900	14
Meitec Corp.	500	14
Obic Co., Ltd.	70	14
Tsumura & Co.	800	14
Tokyo Seimitsu Co., Ltd.	400	13
Okasan Holdings, inc.	2,000	13
Nichicon Corp.	800	13
The Bank of Nagoya, Ltd.	2,000	13
Tokyo Style Co.	1,000	12
Takara Holdings Inc.	2,000	12
Hitachi Cable Ltd.	2,000	12
Autobacs Seven Co., Ltd.	400	12
Hikari Tsushin, Inc.	300	12
The Tokyo Star Bank, Ltd.	4	12
Lintec Corp.	600	12
Koito Manufacturing Co., Ltd.	1,000	12
Sohgo Security Services Co. , Ltd.	700	12
Toshiba TEC Corp.	2,000	11
* NEC Electronics Corp.	400	11
TIS Inc.	500	11
Funai Electric Co., Ltd.	200	11
Dowa Fire & Marine Insurance Co.	2,000	11
The Keiyo Bank, Ltd.	2,000	11
Round One Corp.	5	11
Central Glass Co., Ltd.	2,000	11
Kose Corp.	400	11
DISCO Corp.	200	11
Gunze Ltd.	2,000	11
Futaba Corp.	500	11
Fukuyama Transporting Co., Ltd.	2,000	10
Kobayashi Pharmaceutical Co., Ltd.	300	10
Nishimatsu Construction Co.	3,000	10
MISUMI Group Inc.	600	10
ABC-Mart Inc.	400	10
Mizuho Investors Securities Co., Ltd.	5,000	10
Nippon Television Network Corp.	70	9
Mochida Pharmaceutical	1,000	9
Tokai Rubber Industries, Ltd.	500	9
AEON Mall Co., Ltd.	300	9
Heiwa Corp.	700	9
The Shikoku Bank, Ltd.	2,000	8
* Mitsubishi UFL NiCOS Co., Ltd.	3,000	8
Sumisho Computer Systems Corp.	400	8
Sysmex Corp.	200	8
Fuji Fire & Marine Insurance Co., Ltd.	2,000	8
Kansai Urban Banking Corp.	2,000	6
NIDEC SANKYO Corp.	1,000	6
ASKUL Corp.	300	6
Hitachi Information Systems Ltd.	300	6
PanaHome Corp.	1,000	6
Kandenko Co., Ltd.	1,000	6
TV Asahi Corp.	3	6
NS Solutions Corp.	200	6
Toppan Forms Co., Ltd.	500	5
Aichi Steel Corp.	1,000	5
* Seiyu Ltd.	5,000	5
Toyota Auto Body Co., Ltd.	300	5
Koei Co., Ltd.	300	5
* Misawa Homes Holdings, Inc.	400	5
Hitachi Maxwell	400	5
Ryoshoku Ltd.	200	4
* Orient Corp.	3,000	4
Calsonic Kansei Corp.	1,000	4
Plenus Co. Ltd.	200	4
OBIC Business Consultants Co., Ltd.	50	3
* Victor Company of Japan, Ltd.	1,000	3
Hitachi Software Engineering Co., Ltd.	100	2
Yoshinoya D&C Co. Ltd.	1	2
Hitachi Capital Corp.	100	1
kabu.com Securities Co., Ltd.	1	1
Net One Systems Co., Ltd.	1	1
Sanyo Shinpan Finance Co., Ltd.	40	1
Katokichi Co., Ltd.	200	1
* Sky Perfect JSAT Corp.	2	1
Tokyu Construction Co., Ltd.	130	1
Sumitomo Real Estate Sales Co., Ltd.	10	1
OMC Card, Inc.	100	1
Gulliver International Co., Ltd.	10	1
Culture Convenience Club Co., Ltd.	100	1
* The Goodwill Group, Inc.	2	-
* Daiei, Inc.	50	-

		100,526

Luxembourg (0.0%)
SES Global FDR	12,466	264
RTL Group	520	58

		322

Malaysia (0.6%)
Malayan Banking Bhd.	132,200	465
Bumiputra-Commerce Holdings Bhd.	115,200	388
Public Bank Bhd.	119,300	360
Sime Darby Bhd.	86,600	252
IOI Corp. Bhd.	162,200	246
Genting Bhd.	96,000	219
Malaysia International Shipping Corp., Bhd. (Foreign)	52,900	155
Tenaga Nasional Bhd.	35,800	113
Resorts World Bhd.	94,100	112
Telekom Malaysia Bhd.	34,000	100
Golden Hope Plantations Bhd.	37,000	90
UMW Holdings Malaysia Bhd.	17,300	75
AMMB Holdings Bhd.	54,000	73
IJM Corp. Bhd.	29,100	73
Gamuda Bhd.	31,500	71
Kuala Lumpur Kepong Bhd.	18,400	68
PLUS Expressways Bhd.	66,200	62
Digi.com Bhd.	9,958	62
Petronas Gas Bhd.	19,700	62
YTL Corp., Bhd.	27,000	59
SP Setia Berhad	22,300	55
British American Tobacco Bhd.	4,700	54
Berjaya Sports Toto Bhd.	34,600	50
YTL Power International Bhd.	72,800	49
PPB Group Bhd.	22,400	48
RHB Capital Bhd.	25,700	45
Tanjong Public Ltd. Co.	7,100	36
Petronas Dagangan Bhd.	12,300	32
Magnum Corp., Bhd.	36,100	31
Hong Leong Bank Bhd.	16,600	30
Astro All Asia Networks PLC	23,900	27
EON Capital Bhd.	8,900	20
Lafarge Malayan Cement Bhd.	40,400	20
* Malaysian Plantations Bhd.	19,100	18
Star Publications Bhd.	17,300	17
Proton Holdings Bhd.	9,300	15
Puncak Niaga Holdings Bhd.	11,400	14
Malaysia Airports Holdings Bhd.	13,200	12
Carlsberg Brewery Malaysia Bhd.	7,700	11
Malaysian Pacific Industries Bhd.	3,800	10

		3,699

Mexico (1.2%)
America Movil SA de CV	1,029,642	3,067
* Cemex SAB de CV ADR	27,584	892
Telefonos de Mexico SA	382,743	657
Grupo Mexico SA de CV	87,600	616
Grupo Televisa SA CPO	93,000	471
Wal-Mart de Mexico SA	117,700	428
Grupo Financerio Banorte SA de CV	75,000	339
Fomento Economico Mexicano UBD	81,000	300
* Carso Global Telecom SAB de CV	51,000	228
Grupo Financiero Inbursa, SA de CV	72,000	200
Grupo Modelo SA	36,000	195
* Corporacion GEO, SA de CV	21,449	118
Grupo Aeroportuario del Pacifico SA	10,995	53
Industrias Penoles SA Series CP	3,879	51
Grupo Bimbo SA	8,607	48
Alfa SA de CV Series A	6,870	47
Kimberly Clark de Mexico SA de CV Series A	10,855	43
* Desarrolladora Homex SA de CV	4,097	39
Consorcio ARA SA de CV	24,021	35
* Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	13,100	22
Organzacion Soriana S.A.B. de C.V.	5,200	18
* URBI Desarrollos Urbanos SA de CV	3,900	16
* Carso Infraestructura y Construccion, SA	10,400	12
TV Azteca SA CPO	15,700	10
Gruma SA	2,100	8
Grupo Continental SA	2,200	5
Grupo Aeroportuario del Pacifico SA ADR	64	3

		7,921

Netherlands (3.0%)
ABN-AMRO Holding NV	64,634	3,189
ING Groep NV	74,559	3,147
Arcelor Mittal	34,686	2,127
Unilever NV	56,965	1,722
Koninklijke (Royal) Philips Electronics NV	38,931	1,574
Koninklijke KPN NV	67,127	1,039
Aegon NV	55,060	997
Akzo Nobel NV	10,219	842
* Koninklijke Ahold NV	54,971	696
TNT NV	15,700	674
Koninklijke Numico NV	8,761	637
Heineken NV	7,919	502
* ASML Holding NV	16,264	479
Reed Elsevier NV	24,461	449
Koninklijke DSM NV	7,171	370
European Aeronautic Defence and Space Co.	10,979	329
Wolters Kluwer NV	8,593	252
Randstad Holding NV	3,191	207
Heineken Holding NV	3,410	184
Corio NV	1,905	136
SNS Reaal	3,565	79

		19,631

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	72,210	250
Fletcher Building Ltd.	21,747	206
Auckland International Airport Ltd.	31,237	79
Contact Energy Ltd.	9,569	67
Sky City Entertainment Group Ltd.	14,930	55
Fisher & Paykel Healthcare Corp. Ltd.	12,506	32
Sky Network Television Ltd.	5,649	24
Kiwi Income Property Trust	19,740	23
The Warehouse Group Ltd.	3,909	18
Fisher & Paykel Appliances Holdings Ltd.	5,808	16
Vector Ltd.	5,806	12
Air New Zealand Ltd.	3,047	6
Port of Tauranga Ltd.	971	5

		793

Norway (0.7%)
Norsk Hydro ASA	31,081	1,196
Orkla ASA	36,000	677
Statoil ASA	21,230	627
Telenor ASA	33,000	603
DnB NOR ASA	26,886	354
Aker Kvaerner ASA	10,500	268
* SeaDrill Ltd.	12,000	241
Yara International ASA	9,000	239
Storebrand ASA	12,000	180
* Renewable Energy Corp. AS	1,717	68
Norske Skogindustrier ASA	4,641	65

		4,518

Peru (0.1%)
Compania de Minas Buenaventura S.A.u. ADR	4,230	169
Volcan Compania Minera SA	19,004	101
Credicorp Ltd.	1,161	75
* Sociedad Minera Cerro Verde SA	921	26

		371

Philippines (0.1%)
Philippine Long Distance Telephone Co.	1,130	64
Ayala Land, Inc.	171,800	63
SM Investments Corp.	6,170	55
Bank of Philippine Islands	36,000	51
Ayala Corp.	4,400	51
SM Prime Holdings, Inc.	123,750	31
Metropolitan Bank & Trust Co.	20,000	27
Manila Electric Co.	7,000	15
Petron Corp.	104,000	14
Jollibee Foods Corp.	11,000	12

		383

Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	16,530	349
Bank Polska Kasa Opieki Grupa Pekao SA	3,156	291
* Polski Koncern Naftowy SA	12,120	238
KGHM Polska Miedz SA	4,530	201
Telekomunikacja Polska SA	23,310	184
Bank Przemyslowo Handlowy PBK SA	450	156
Bank Handlowy W Warszawie	1,397	56
Bank Zachodni WBK SA	534	53
Polish Oil & Gas	28,791	50
* Getin Holding SA	7,868	41
* Bank Rozwoju Eksportu SA	216	39
* Globe Trade Centre SA	2,644	36
TVN SA	4,191	35
BIG Bank Gdanski SA	3,693	17

		1,746

Portugal (0.3%)
Electricidade de Portugal SA	103,727	588
Portugal Telecom SGPS SA	39,277	549
Banco Comercial Portugues SA	89,146	454
Brisa-Auto Estradas de Portugal SA	13,372	181
Banco Espirito Santo SA	4,275	100
Banco BPI SA	9,574	88
Cimpor-Cimento de Portugal SA	5,573	55
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	2,138	34

		2,049

Russia (1.5%)
* OAO Gazprom ADR	81,297	3,479
Lukoil Sponsored ADR	21,969	1,738
Mining and Metallurgical Co. Norilsk Nickel ADR	2,980	706
Surgutneftegaz OJSC ADR	12,406	692
* RAO Unified Energy System GDR	3,747	518
OAO Vimpel-Communications Sponsored ADR	4,644	492
* Mobile TeleSystems ADR	7,017	449
* VTB Bank OJSC - GDR	34,985	373
* Sistema JSFC GDR	10,800	335
Rosneft Oil Co. GDR	38,415	316
Tatneft GDR	2,868	281
*^ Rostelecom ADR	3,677	210
Polyus Gold ADR	4,943	198
Cherepovets MK Severstal GDR	7,501	132
Wimm-Bill-Dann Foods ADR	686	64

		9,983

Singapore (0.9%)
DBS Group Holdings Ltd.	46,000	688
United Overseas Bank Ltd.	47,000	687
Oversea-Chinese Banking Corp., Ltd.	104,000	615
Singapore Telecommunications Ltd.	240,000	545
Singapore Airlines Ltd.	30,000	379
Capitaland Ltd.	72,000	349
Keppel Corp., Ltd.	32,000	279
Singapore Exchange Ltd.	44,000	278
Singapore Press Holdings Ltd.	75,000	221
Fraser & Neave Ltd.	61,000	208
City Developments Ltd.	19,000	186
ComfortDelGro Corp. Ltd.	105,000	141
Singapore Technologies Engineering Ltd.	36,151	87
StarHub Ltd.	44,840	81
Sembcorp Industries Ltd.	21,000	78
Cosco Corp. Singapore Ltd.	22,000	73
CapitaMall Trust	28,000	69
Venture Corp. Ltd.	6,000	60
Wilmar International Ltd.	26,000	57
SembCorp Marine Ltd.	14,000	52
Neptune Orient Lines Ltd.	14,000	51
United Industrial Corp., Ltd.	25,000	51
Keppel Land Ltd.	9,000	49
Jardine Cycle N Carriage Ltd.	4,000	42
Capitacommercial Trust	22,000	38
Parkway Holdings Ltd.	14,000	35
Wing Tai Holdings Ltd.	13,000	32
United Overseas Land Ltd.	9,000	31
Singapore Post Ltd.	34,000	28
* STATS ChipPAC Ltd.	22,000	24
Allgreen Properties Ltd.	19,000	22
Noble Group Ltd.	19,000	21
* Chartered Semiconductor Manufacturing Ltd.	25,000	18
SMRT Corp. Ltd.	15,000	17
Yanlord Land Group Ltd.	8,000	17
Want Want Holdings Ltd.	7,000	16
MobileOne Ltd.	9,900	14
Singapore Land Ltd.	2,000	14
BIL International Ltd.	10,000	11
Haw Par Brothers International Ltd.	2,000	11
* Wheelock Properties (Singapore), Ltd.	5,000	10
Hotel Properties Ltd.	3,000	10
SIA Engineering Co., Ltd.	3,000	9
Cerebos Pacific Ltd.	1,000	3
People's Food Holdings Ltd.	1,000	1
* Pacific Century Regional Developments Ltd.	4,000	1
* Fortune Real Estate Investment Trust	1,000	1
Creative Technology Ltd.	150	1

		5,711

South Africa (1.6%)
MTN Group Ltd.	62,779	881
Sasol Ltd.	21,028	794
Standard Bank Group Ltd.	48,520	687
Impala Platinum Holdings Ltd.	21,808	633
Anglo Platinum Ltd.	3,750	514
FirstRand Ltd.	139,424	446
Naspers Ltd.	16,256	404
Remgro Ltd.	15,765	394
Gold Fields Ltd.	22,590	369
AngloGold Ltd.	6,928	290
Sanlan Ltd.	79,052	251
Growthpoint Properties Ltd.	114,254	250
Steinhoff International Holdings Ltd.	73,218	232
Bidvest Group Ltd.	10,946	220
ABSA Group Ltd.	11,045	210
Telkom South Africa Ltd.	8,878	208
Nedbank Group Ltd.	10,800	201
* Harmony Gold Mining Co., Ltd.	13,600	187
Reunert Ltd.	16,650	167
Pretoria Portland Cement Co. Ltd.	25,681	152
Tiger Brands Ltd.	5,700	148
Sappi Ltd.	8,970	143
RMB Holdings Ltd.	30,471	143
Imperial Holdings Ltd.	7,100	138
Mittal Steel South Africa Ltd.	7,638	132
Murray & Roberts Holdings Ltd.	10,498	111
Barloworld Ltd.	5,934	104
JD Group Ltd.	9,558	97
Aspen Pharmacare Holdings Ltd.	19,672	92
Sun International Ltd.	4,046	84
Aveng Ltd.	11,019	82
Investec Ltd.	6,202	77
Woolworths Holdings Ltd.	24,922	68
Kumba Iron Ore Ltd.	2,350	62
Network Healthcare Holdings Ltd.	35,400	62
Shoprite Holdings Ltd.	13,247	58
Massmart Holdings Ltd.	4,913	57
African Bank Investments Ltd.	12,185	56
Truworths International Ltd.	10,945	55
Foschini Ltd.	5,861	49
Liberty Group Ltd.	3,700	46
Nampak Ltd.	15,923	45
* African Rainbow Minerals Ltd.	2,037	36
Spar Group Ltd.	4,827	36
* Mondi Ltd.	4,131	35
AECI Ltd.	2,953	34
Pick'n Pay Stores Ltd.	7,000	33
Johnnic Communications Ltd.	2,548	33
Northam Platinum Ltd.	4,328	32
* Mvelaphanda Resources Ltd.	3,803	29
* Metorex Ltd.	7,908	29
Grindrod Ltd.	8,700	29
Ellerine Holdings Ltd.	3,100	28
Datatec Ltd.	4,078	24
Mr. Price Group Ltd.	5,866	23
Fountainhead Property Trust	25,000	23
African Oxygen Ltd.	4,576	22
AVI Ltd.	8,400	22
Lewis Group Ltd.	2,446	21
JSE Ltd.	2,082	21
Santam Ltd.	1,389	20
New Clicks Holdings Ltd.	9,985	20
Exxaro Resources Ltd.	2,050	20
Discovery Holdings, Ltd.	4,985	20
Metropolitan Holdings Ltd.	9,500	20
Group Five Ltd.	2,173	19
Tongaat-Hulett	1,470	19
Super Group Ltd.	10,500	18
Medi-Clinic Corp., Ltd.	5,654	18
Wilson Bayly Holmes-Ovcon Ltd.	1,211	17
ApexHi Properties Ltd. Class B	3,613	9
Illovo Sugar Ltd.	2,529	8
ApexHi Properties Ltd. Class A	3,613	7
Allied Technologies Ltd.	761	7
Primedia Ltd.	2,072	7
Pick'n Pay Holdings Ltd.	3,058	6
Gold Reef Resorts Ltd.	1,280	5
Mvelaphanda Group Ltd.	2,570	4

		10,153

South Korea (3.1%)
1 Samsung Electronics Co., Ltd. GDR	10,262	3,380
* POSCO ADR	14,044	2,001
* Kookmin Bank-Sponsored ADR	14,424	1,237
* Shinhan Financial Group Co., Ltd. ADR	9,004	1,223
* Korea Electric Power Corp. ADR	36,324	862
Hyundai Heavy Industries Co., Inc.	1,891	730
* SK Telecom Co. Ltd. ADR	20,297	571
Hyundai Motor Co. Ltd.	5,439	477
Samsung Heavy Industries Co., Ltd.	7,650	416
* SK Energy Co., Ltd.	2,277	389
* KT Corp. ADR	16,301	383
Samsung Corp.	5,150	342
Samsung Fire & Marine Insurance Co.	1,623	333
* Hynix Semiconductor Inc.	7,600	306
Shinsegae Co., Ltd.	469	306
LG Electronics Inc.	3,357	282
* NHN Corp.	1,288	235
Hana Financial Group Inc.	4,330	234
S-Oil Corp.	2,260	198
* Hyundai Engineering & Construction Co., Ltd.	2,224	193
Hyundai Mobis	1,719	185
Hyundai Merchant Marine Co., Ltd.	3,580	178
SK Holdings Co Ltd	930	175
Hyundai Development Co.	2,020	168
Samsung Securities Co. Ltd.	1,800	167
Woori Finance Holdings Co., Ltd.	6,480	167
Daelim Industrial Co.	930	159
GS Engineering & Construction Corp.	1,040	154
KT & G Corp.	1,980	148
Daewoo Securities Co., Ltd.	3,880	141
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,100	137
* LG. Philips LCD Co., Ltd.	2,890	135
LG Corp.	2,345	133
LG Chem Ltd.	1,320	132
Samsung Techwin Co., Ltd.	2,100	130
Hyundai Mipo Dockyard Co., Ltd.	410	129
Hanwha Corp.	2,040	128
Hyundai Securities Co.	3,790	126
Doosan Heavy Industries and Construction Co., Ltd.	1,135	119
CJ Corp.	830	114
* Kia Motors	7,090	108
Samsung Electronics Co., Ltd.	155	102
Korea Investment Holdings Co., Ltd.	1,440	98
Kangwon Land Inc.	4,370	98
Daewoo International Corp.	1,950	97
Lotte Shopping Co., Ltd.	239	93
Doosan Infracore Co., Ltd.	2,310	92
Woori Investment & Securities Co., Ltd.	2,730	89
Amorepacific Corp.	121	87
Hyundai Steel Co.	1,190	86
Hanjin Shipping Co., Ltd.	1,350	85
Korea Exchange Bank	5,400	84
Daewoo Engineering & Construction Co., Ltd.	2,810	84
Samsung Electro-Mechanics Co.	1,550	82
Cheil Industrial, Inc.	1,390	80
LS Cable Ltd.	800	72
Pusan Bank	3,720	71
Korean Air Co. Ltd.	880	70
Industrial Bank of Korea	3,000	69
Hyundai Department Store Co., Ltd.	630	68
Daegu Bank	3,330	65
* Samsung Card Co. Ltd.	888	65
Hankook Tire Co. Ltd.	2,790	64
GS Holdings Corp.	1,140	63
Kumkang Korea Chemical Co., Ltd.	133	61
Korea Telecom Freetel	1,940	61
Samsung SDI Co. Ltd.	857	59
Woongjin Coway Co., Ltd.	1,810	59
Hyosung Corp.	850	54
Honam Petrochemical Corp.	390	53
Hite Brewery Co., Ltd.	389	51
Daishin Securities Co.	1,240	50
* LG Telecom Ltd.	4,501	49
Yuhan Corp.	222	47
Lotte Confectionery Co., Ltd.	26	45
Dongkuk Steel Mill Co., Ltd.	1,130	44
S1 Corp.	700	40
LG Petrochemical Co., Ltd.	830	39
Pacific Corp.	195	39
LG Household & Health Care Ltd.	290	38
Lotte Chilsung Beverage Co., Ltd.	23	38
Korea Gas Corp.	570	36
Samsung Fine Chemicals Co., Ltd.	530	31
Nong Shim Co. Ltd.	112	30
* NCsoft Corp.	370	30
* Ssangyong Motor Co.	4,000	30
* LG Card Co., Ltd.	531	30
Hanwha Chemical Corp.	1,220	30
LG Dacom Corp.	980	28
Poongsan Corp.	790	26
Cheil Communications Inc.	84	26
Hyundai Autonet Co., Ltd.	2,830	26
SKC Co. Ltd.	680	25
* Daum Communications Corp.	308	23
Shinhan Financial Group Ltd.	340	23
POSCO	39	23
Kookmin Bank	220	19
Daishin Securities Co.	920	19
Glovis Co., Ltd.	250	16
Halla Climate Control Corp.	1,330	16
Sindo Ricoh Co., Inc.	167	12
Hyundai Hysco	810	12
* Lotte Midopa Co., Ltd.	660	12
Dongbu HiTek Co. Ltd.	530	10

		20,355

Spain (3.4%)
Banco Santander Central Hispano SA	211,378	4,026
Telefonica SA	164,412	3,848
Banco Bilbao Vizcaya Argentaria SA	119,587	2,928
Iberdrola SA	41,738	2,322
Repsol YPF SA	42,355	1,597
Endesa SA	21,494	1,163
Banco Popular Espanol SA	42,502	761
Altadis SA	9,157	596
* Industria de Diseno Textil SA	8,383	501
Gamesa Corporacion Tecnologica, SA	12,328	494
ACS, Actividades de Contruccion y Servisios, SA	7,894	468
Gas Natural SDG SA	8,099	465
Banco De Sabadell SA	39,807	428
Abertis Infraestructuras SA	13,192	387
Acerinox SA	11,130	288
Grupo Ferrovial, SA	3,209	286
Union Fenosa SA	5,191	284
Acciona SA	701	180
Enagas SA	7,290	173
Sacyr Vallehermoso SA	2,784	127
Bankinter SA	7,160	123
Fomento de Construc y Contra SA	1,274	115
Corporacion Mapfre SA	18,821	87
Cintra Concesiones de Infraestructuras de Transport SA	5,657	86
Zardoya Otis SA	2,656	81
Gestevision Telecinco SA	2,056	56
* Sogecable SA	1,339	52
Corporacion Financiera Alba SA	683	50
Compania Espanola de Petroleos SA	524	48
* Antena 3 Television	2,328	44
Metrovacesa SA	398	43
Banco Espanol de Credito, SA	2,050	43
Promotora de Informaciones SA	1,785	39

		22,189

Sweden (2.1%)
Telefonaktiebolaget LM Ericsson AB Class B	501,370	1,877
Nordea Bank AB	87,958	1,417
Volvo AB B Shares	50,500	928
Sandvik AB	40,900	822
Skandinaviska Enskilda Banken AB A Shares	22,800	779
Svenska Handelsbanken AB A Shares	21,442	615
Hennes & Mauritz AB B Shares	10,500	603
TeliaSonera AB	78,500	593
Swedbank AB A Shares	15,000	545
Volvo AB A Shares	25,534	472
Investor AB B Shares	18,000	466
Atlas Copco AB - A Shares	24,000	413
SKF AB - B Shares	18,000	375
Investor AB A Shares	13,006	330
Scania AB - B Shares	13,660	326
Svenska Cellulosa AB-B	17,590	311
SSAB Svenskt Stal AB Series A	8,301	298
Electrolux AB Series B	11,807	295
Atlas Copco AB - B Shares	18,000	288
Skanska AB B Shares	11,662	249
Boliden AB	9,911	226
Assa Abloy AB	9,412	203
Industrivarden AB A Shares	9,052	196
Tele2 AB B Shares	11,150	194
Securitas AB B Shares	12,000	183
Swedish Match AB	6,832	133
Husqvarna AB B Shares	7,306	101
Scania AB - A Shares	3,212	80
Industrivarden AB C Shares	2,872	59
SSAB Svenskt Stal AB Series B	1,623	55
Holmen AB	1,300	55
Securitas Systems AB B Shares	8,489	30
* SSAB Svenskt Stal AB Series A Rights Exp. 8/23/07	8,301	28
* Securitas Direct AB B Shares	6,500	18
* SSAB Svenskt Stal AB Series B Rights Exp. 8/23/07	1,623	5

		13,568

Switzerland (4.9%)
Nestle SA (Registered)	13,096	5,031
Novartis AG (Registered)	80,155	4,324
Roche Holdings AG	23,895	4,232
UBS AG	71,991	3,986
Credit Suisse Group (Registered)	41,707	2,721
ABB Ltd.	77,197	1,856
Zurich Financial Services AG	4,830	1,407
Swiss Re (Registered)	12,663	1,087
Cie. Financiere Richemont AG	16,703	1,047
Holcim Ltd. (Registered)	6,867	727
Syngenta AG	3,496	660
Julius Baer Holding, Ltd.	7,395	517
Swatch Group AG (Bearer)	1,276	385
Nobel Biocare Holding AG	1,104	332
Adecco SA (Registered)	4,654	324
Swiss Life Holding	1,289	318
Swisscom AG	930	317
Swatch Group AG (Registered)	4,112	240
Givaudan SA	247	231
Geberit AG	1,378	225
Roche Holdings AG (Bearer)	1,095	217
SGS Societe Generale de Surveillance Holding SA (Registered)	171	206
Kuehne & Nagel International AG	2,052	201
Lonza AG (Registered)	2,123	200
Synthes, Inc.	1,542	180
Baloise Holdings AG	1,832	172
Clariant AG	10,284	159
Pargesa Holding SA	936	103
CIBA Specialty Chemicals AG (Registered)	1,621	99
Straumann Holding AG	192	53
Schindler Holding AG (Registered)	780	50
Schindler Holding AG (Bearer Participation Certificates)	541	34

		31,641

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	165,337	1,678
Hon Hai Precision Industry Co., Ltd.	177,000	1,455
AU Optronics Corp. ADR	46,548	788
United Microelectronics Corp. ADR	191,441	618
Chunghwa Telecom Co., Ltd. ADR	30,832	511
Formosa Plastic Corp.	189,000	464
MediaTek Inc.	25,000	446
Nan Ya Plastic Corp.	189,000	415
Cathay Financial Holding Co.	154,000	400
China Steel Corp.	283,250	370
Siliconware Precision Industries Co. ADR	38,080	367
*^ Advanced Semiconductor Engineering Inc. ADR	51,028	335
Asustek Computer Inc.	113,000	321
Formosa Chemicals & Fibre Corp.	137,000	317
Taiwan Semiconductor Manufacturing Co., Ltd.	158,000	310
* High Tech Computer Corp.	14,000	255
Foxconn Technology Co., Ltd.	22,000	244
* Chinatrust Financial Holding	267,000	210
Delta Electronics Inc.	53,000	208
* Mega Financial Holding Co. Ltd.	277,000	194
Acer Inc.	80,000	175
Chi Mei Optoelectronics Corp.	154,640	172
Fubon Financial Holding Co., Ltd.	176,000	163
China Development Financial Holding Corp.	364,000	154
Powerchip Semiconductor Corp.	236,000	151
Compal Electronics Inc.	124,000	141
* Fuhwa Financial Holdings Co., Ltd.	169,845	111
Shin Kong Financial Holdings Co.	91,000	110
Far Eastern Textile Ltd.	90,000	103
Uni-President Enterprises Co.	92,000	99
SinoPac Holdings	195,000	98
Lite-On Technology Corp.	56,000	92
First Financial Holding Co., Ltd.	123,000	91
Hau Nan Financial Holdings Co., Ltd.	124,000	85
Formosa Petrochemical Corp.	29,000	80
Pou Chen Corp.	70,370	79
Taiwan Cellular Corp.	65,000	77
Quanta Computer Inc.	47,000	76
* Taishin Financial Holdings	137,000	73
Catcher Technology Co., Ltd.	8,000	73
ProMOS Technologies Inc.	184,000	71
* Tatung Co., Ltd.	126,000	67
Realtek Semiconductor Corp.	11,500	66
Taiwan Cooperative Bank	84,000	64
Chang Hwa Commercial Bank	91,000	58
Far EasTone Telecommunications Co., Ltd.	47,000	54
* Synnex Technology International Corp.	25,000	52
Taiwan Cement Corp.	39,390	47
Novatek Microelectronics Corp., Ltd.	10,199	47
* Wistron Corp.	23,000	47
* Macronix International Co., Ltd.	72,000	46
Walsin Lihwa Corp.	80,000	44
* Chunghwa Picture Tubes, Ltd.	153,000	43
* HannStar Display Corp.	148,000	42
Hotai Motor Co. Ltd.	15,000	42
* CMC Magnetics Corp.	75,000	41
Nanya Technology Corp.	50,467	41
Inventec Co., Ltd.	58,800	41
Taiwan Fertilizer Co., Ltd.	18,000	41
D-Link Corp.	16,320	40
Asia Cement Corp.	31,000	40
Nan Ya Printed Circuit Board Corp.	6,000	38
Formosa Taffeta Co., Ltd.	31,000	38
Unimicron Technology Corp.	25,500	37
KGI Securities Co., Ltd.	63,000	34
E.Sun Financial Holding Co., Ltd.	61,000	34
Wintek Corp.	25,000	33
* Yulon Motor Co., Ltd.	26,000	33
* U-Ming Marine Transport Corp.	12,000	32
Mitac International Corp.	25,901	31
Cheng Shin Rubber Industry Co., Ltd.	17,000	30
Chicony Electronics Co., Ltd.	13,200	29
Taiwan Glass Industrial Corp.	32,880	29
Faraday Technology Corp.	6,118	29
Advantech Co., Ltd.	9,000	28
Winbond Electronics Corp.	73,000	28
* Coretronic Corp.	16,000	28
Capital Securities Corp.	41,000	28
Yageo Corp.	59,000	27
* BENQ Corp.	55,000	27
* Inotera Memories, Inc.	22,000	27
* Polaris Securities Co., Ltd.	47,000	27
Asia Optical Co., Inc.	6,059	27
Evergreen Marine Corp.	38,000	26
Teco Electric & Machinery Co., Ltd.	48,000	26
* President Chain Store Corp.	9,000	25
Largan Precision Co., Ltd.	2,000	25
* Ritek Corp.	69,000	25
* Via Technologies Inc.	25,000	24
Far Eastern International Bank	51,000	24
Sunplus Technology Co., Ltd.	9,500	24
* Taiwan Business Bank	76,000	24
Yuen Foong Yu Paper Manufacturing Co., Ltd.	47,000	23
Masterlink Securities Corp.	43,000	23
Yang Ming Marine Transport	31,000	23
Eternal Chemical Co., Ltd.	15,680	23
Wan Hai Lines Ltd.	29,000	23
* Compal Communications, Inc.	8,000	23
Silicon Integrated Systems Corp.	38,000	22
Zyxel Communications Corp.	11,000	22
Cheng Uei Precision Industry Co., Ltd.	7,000	21
* President Securities Corp.	28,000	21
Cathay Construction Corp.	36,000	21
Feng Hsin Iron & Steel Co., Ltd.	16,000	20
Yieh Phui Enterprise	42,000	20
Kinpo Electronics, Inc.	45,900	20
Transcend Information Inc.	4,000	20
Compeq Manufacturing Co., Ltd.	38,000	20
China Motor Co., Ltd.	21,000	19
Waterland Financial Holdings	51,000	18
* China Airlines	38,000	18
Taiwan Secom Corp., Ltd.	11,000	17
Vanguard International Semiconductor Corp.	20,198	17
* Jih Sun Financial Holdings Co., Ltd.	70,000	17
Micro-Star International Co., Ltd.	10,000	9
* Gigabyte Technology Co., Ltd.	10,000	8
Ton Yi Industrial Corp.	16,000	8
* EVA Airways Corp.	19,000	8
* Cosmos Bank Taiwan	26,000	8
Oriental Union Chemical Corp.	8,160	7
* Phoenixtec Power Co., Ltd.	7,000	7
Giant Manufacturing Co., Ltd.	3,000	7
Elitegroup Computer Systerm Co., Ltd.	9,000	6
Inventec Appliances Corp.	3,150	6
Taiwan Life Insurance Co., Ltd.	3,000	6
Evergreen International Storage & Transport Co.	8,000	5
* China Bills Finance Corp.	18,000	5
LITE-ON IT Corp.	3,000	3

		14,584

Thailand (0.3%)
PTT Exploration & Production Public Co. Ltd. (Foreign)	83,200	315
Bangkok Bank Public Co., Ltd. (Foreign)	68,800	257
Siam Cement Public Co. Ltd. (Foreign)	28,100	224
Siam Commercial Bank Public Co. Ltd. (Foreign)	81,900	199
PTT Public Co., Ltd. (Foreign)	20,400	190
Kasikornbank Public Co. Ltd. (Foreign)	59,100	149
IRPC PCL (Foreign)	704,800	146
Advanced Info Service Public Co. Ltd. (Foreign)	48,800	141
Thai Oil PCL (Foreign)	20,000	52
PTT Chemical PCL (Foreign)	9,100	30
Krung Thai Bank Public Co. Ltd. (Foreign)	72,700	25
C.P. 7-Eleven Public Co. Ltd. (Foreign)	67,000	24
Central Pattana Public Co. Ltd. (Foreign)	23,600	24
Airports of Thailand Public Co. Ltd. (Foreign)	12,200	23
Electricity Generating Public Co. Ltd. (Local)	6,700	23
Bank of Ayudhya PLC (Foreign)	29,600	23
Thai Airways International Public Co. Ltd.	15,600	22
Land and Houses Public Co. Ltd. (Foreign)	84,200	21
BEC World Public Co. Ltd. (Foreign)	29,300	21
Siam City Cement Public Co. Ltd. (Foreign)	2,200	19
* Thai Military Bank PLC (Foreign)	274,900	19
Ratchaburi Electricity Generating Holding Public C	12,800	18
Banpu Public Co. Ltd. (Foreign)	1,600	13
Banpu Public Co. Ltd. (Local)	1,400	12
Thoresen Thai Agencies PCL (Foreign)	4,500	7
Hana Microelectronics Public Co. Ltd. (Foreign)	8,900	7
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	43,600	7
* True Corp. Public Co. Ltd. (Foreign)	27,000	7
The Aromatics (Thailand) PLC (Foreign)	2,800	6
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	7,200	5
Thanachart Capital Public Co. Ltd. (Foreign)	9,300	5
Siam Makro Public Co. Ltd. (Foreign)	1,700	4
* Italian-Thai Development Public Co. Ltd. (Foreign)	19,500	4
Bangkok Expressway Public Co. Ltd. (Foreign)	5,500	4
Thai Union Frozen Products Public Co., Ltd. (Foreign)	5,500	4
Siam City Bank Public Co., Ltd. (Foreign)	6,100	4
TISCO Finance Public Co. Ltd. (Foreign)	3,800	3
TPI Polene PLC (Foreign)	5,900	3
* Total Access Communications PLC	1,000	1

		2,061

Turkey (0.2%)
Akbank T.A.S.	35,956	240
* KOC Holding A.S.	46,236	210
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,861	153
Turkiye Is Bankasi A.S. C Shares	25,234	135
Turkiye Garanti Bankasi A.S.	18,870	128
Eregli Demir ve Celik Fabrikalari A.S.	13,057	94
* Yapi ve Kredi Bankasi A.S.	28,145	83
Finansbank A.S.	18,036	76
Turkcell Iletisim Hizmetleri A.S.	10,161	71
Tupras-Turkiye Petrol Rafinerileri A.S.	2,450	60
Turkiye Vakiflar Bankasi TAO	18,299	58
Enka Insaat ve Sanayi A.S.	4,402	55
Haci Omer Sabanci Holding A.S.	9,364	52
Migros Turk A.S.	1,764	29
* Dogan Sirketler Grubu Holding A.S.	12,502	27
* Dogan Yayin Holding A.S.	3,530	15
Arcelik A.S.	1,740	15
* Denizbank A.S.	1,375	14
* Fortis Bank AS	5,800	13
Tofas Turk Otomobil Fabrikasi A.S.	2,175	10
Ford Otomotiv Sanayi A.S.	1,018	10
Turk Sise ve Cam Fabrikalari A.S.	1,842	8

		1,556

United Kingdom (16.6%)
BP PLC	662,828	7,679
HSBC Holdings PLC	405,690	7,518
Vodafone Group PLC	1,826,996	5,492
GlaxoSmithKline PLC	197,822	5,007
Royal Dutch Shell PLC Class A	125,923	4,904
Royal Bank of Scotland Group PLC	324,528	3,864
Royal Dutch Shell PLC Class B	94,974	3,756
Barclays PLC	220,354	3,095
Anglo American PLC	49,700	2,886
AstraZeneca Group PLC	50,549	2,613
HBOS PLC	126,579	2,465
Rio Tinto PLC	33,641	2,427
BHP Billiton PLC	79,566	2,335
Tesco PLC	272,228	2,236
Lloyds TSB Group PLC	188,093	2,116
BG Group PLC	113,931	1,853
Diageo PLC	89,797	1,834
BT Group PLC	278,210	1,763
British American Tobacco PLC	51,534	1,665
Xstrata PLC	24,602	1,568
Standard Chartered PLC	46,791	1,530
Unilever PLC	43,983	1,372
National Grid Transco PLC	91,231	1,293
Reckitt Benckiser PLC	24,040	1,286
Aviva PLC	86,502	1,202
Prudential PLC	81,651	1,123
Imperial Tobacco Group PLC	22,693	995
SABMiller PLC	37,446	960
BAE Systems PLC	111,251	943
Centrica PLC	124,653	904
Cadbury Schweppes PLC	71,617	888
Scottish & Southern Energy PLC	28,970	846
Marks & Spencer Group PLC	60,243	767
Man Group PLC	65,691	747
J. Sainsbury PLC	59,410	687
Legal & General Group PLC	222,305	627
Rolls-Royce Group PLC	60,900	625
Reuters Group PLC	48,860	612
WPP Group PLC	42,544	610
British Sky Broadcasting Group PLC	44,970	605
Old Mutual PLC	180,212	591
Reed Elsevier PLC	45,486	560
Land Securities Group PLC	16,192	551
Hanson Building Materials PLC	24,468	538
Pearson PLC	33,117	531
Morrison Supermarkets PLC	86,834	529
Imperial Chemical Industries PLC	40,747	515
British Land Co., PLC	18,873	471
Wolseley PLC	21,495	469
Compass Group PLC	68,138	460
Shire PLC	18,517	454
International Power PLC	50,521	420
Scottish & Newcastle PLC	34,620	414
Experian Group Ltd.	35,979	413
United Utilities PLC	29,955	407
Smith & Nephew PLC	31,215	372
Next PLC	9,720	371
3i Group PLC	16,856	365
Capita Group PLC	25,069	363
Kingfisher PLC	83,340	358
Lonmin PLC	5,047	354
Amvescap PLC	28,159	352
Alliance & Leicester PLC	15,373	321
Carnival PLC	7,258	317
British Energy Group PLC	31,303	314
Friends Provident PLC	74,460	280
Smiths Group PLC	13,189	278
Rentokil Initial PLC	88,316	276
Hammerson PLC	11,398	275
Mitchells & Butlers PLC	17,005	266
Johnson Matthey PLC	7,740	265
ITV PLC	129,039	265
Home Retail Group	30,062	250
Yell Group PLC	26,581	248
ICAP PLC	24,630	237
Associated British Foods PLC	13,795	235
InterContinental Hotels Group PLC	10,279	234
Hays PLC	71,550	232
Burberry Group PLC	18,076	231
United Business Media PLC	14,987	230
Persimmon PLC	9,690	227
Severn Trent PLC	8,700	226
Bunzl PLC	17,070	225
Cable and Wireless PLC	65,790	224
Northern Rock PLC	13,437	220
Royal & Sun Alliance Insurance Group PLC	81,636	219
Antofagasta PLC	14,460	211
Liberty International PLC	10,003	209
The Alliance Trust PLC	28,086	205
Cobham PLC	52,710	203
Tate & Lyle PLC	17,430	200
Enterprise Inns PLC	14,440	197
The Sage Group PLC	42,330	197
Foreign and Colonial Investment Trust PLC	32,580	195
William Hill PLC	15,410	187
GKN PLC	23,533	183
Daily Mail and General Trust PLC	12,459	180
* Cairn Energy PLC	5,070	177
Rexam PLC	17,208	174
* Mondi PLC	19,856	174
Kelda Group PLC	10,258	174
Schroders PLC	6,990	173
EMI Group PLC	33,409	171
Kazakhmys PLC	6,540	166
LogicaCMG PLC	52,557	164
Trinity Mirror PLC	16,008	164
EMAP PLC	9,630	163
Whitbread PLC	4,804	161
Vedanta Resources PLC	4,450	159
Signet Group PLC	77,926	154
Drax Group PLC	11,090	154
Scottish Mortgage Investment Trust PLC	12,745	153
Aegis Group PLC	56,452	144
Bradford & Bingley PLC	17,008	143
DSG International PLC	44,572	140
Group 4 Securicor PLC	31,714	138
Segro PLC	12,524	136
Tomkins PLC	28,500	135
Ladbrokes PLC	15,615	128
* British Airways PLC	15,649	125
Travis Perkins PLC	3,031	115
Electrocomponents PLC	17,100	86
Rank Group PLC	23,174	80
Kesa Electricals PLC	11,035	71
Misys PLC	12,186	59
Johnston Press PLC	7,014	54
Carphone Warehouse PLC	7,366	53
Witan Investment Trust PLC	5,384	51
BBA Aviation PLC	10,046	49
Biffa PLC	8,537	43
Schroders PLC-Non Voting Shares	980	22
* PartyGaming PLC	17,901	10
Fiberweb PLC	1,759	5

		108,086

Total Common Stocks
(Cost $644,858)		649,677

Temporary Cash Investment (0.7%)

2 Vanguard Market Liquidity Fund, 5.302%
(Cost $4,619)	4,618,935	4,619

Total Investments (100.6%)
(Cost $649,477)		654,296

Other Assets and Liabilities - Net (-0.6%)		(3,829)

Net Assets (100%)		650,467

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of this security represented 0.5% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
FDR - Fiduciary Depositary Receipt.
GDR - Global Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At July 31, 2007, the cost of investment securities for tax purposes was $649,477,000. Net unrealized appreciation of investment securities for tax purposes was $4,819,000, consisting of unrealized gains of $24,448,000 on securities that had risen in value since their purchase and $19,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

s
Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.